UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07704

Schwab Capital Trust – Schwab Target Index Funds

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices)            (Zip code)

Jonathan de St. Paer

Schwab Capital Trust

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: March 31

Date of reporting period: March 31, 2022

Item 1: Report(s) to Shareholders.

Annual Report  |  March 31, 2022
Schwab Target Index Funds

Schwab Target 2010 Index Fund
Schwab Target 2015 Index Fund
Schwab Target 2020 Index Fund
Schwab Target 2025 Index Fund
Schwab Target 2030 Index Fund
Schwab Target 2035 Index Fund
Schwab Target 2040 Index Fund
Schwab Target 2045 Index Fund
Schwab Target 2050 Index Fund
Schwab Target 2055 Index Fund
Schwab Target 2060 Index Fund
Schwab Target 2065 Index Fund

This page is intentionally left blank.

Schwab Target Index Funds
In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset ManagementTM
Distributor: Charles Schwab & Co., Inc. (Schwab)

Schwab Target Index Funds  |  Annual Report

Schwab Target Index Funds
Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Total Returns For the 12 Months Ended March 31, 2022
Schwab Target 2010 Index Fund (Ticker Symbol: SWYAX)	1.55%
Target 2010 Passive Composite Index	1.72%
Fund Category: Morningstar Target-Date 2000-2010[1]	0.67%
Performance Details	pages 8-10

Schwab Target 2015 Index Fund (Ticker Symbol: SWYBX)	1.92%
Target 2015 Passive Composite Index	2.08%
Fund Category: Morningstar Target-Date 2015[1]	1.28%
Performance Details	pages 11-13

Schwab Target 2020 Index Fund (Ticker Symbol: SWYLX)	2.13%
Target 2020 Passive Composite Index	2.31%
Fund Category: Morningstar Target-Date 2020[1]	1.47%
Performance Details	pages 14-16

Schwab Target 2025 Index Fund (Ticker Symbol: SWYDX)	3.02%
Target 2025 Passive Composite Index	3.28%
Fund Category: Morningstar Target-Date 2025[1]	1.90%
Performance Details	pages 17-19

Schwab Target 2030 Index Fund (Ticker Symbol: SWYEX)	4.11%
Target 2030 Passive Composite Index	4.39%
Fund Category: Morningstar Target-Date 2030[1]	2.61%
Performance Details	pages 20-22

Schwab Target 2035 Index Fund (Ticker Symbol: SWYFX)	4.88%
Target 2035 Passive Composite Index	5.20%
Fund Category: Morningstar Target-Date 2035[1]	3.37%
Performance Details	pages 23-25
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The components that make up each of the composite indices may vary over time. For index definitions, please see the Glossary.
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, a fund’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[1]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.

Schwab Target Index Funds  |  Annual Report

Schwab Target Index Funds
Performance at a Glance (continued)

Total Returns For the 12 Months Ended March 31, 2022
Schwab Target 2040 Index Fund (Ticker Symbol: SWYGX)	5.53%
Target 2040 Passive Composite Index	5.90%
Fund Category: Morningstar Target-Date 2040[1]	4.00%
Performance Details	pages 26-28

Schwab Target 2045 Index Fund (Ticker Symbol: SWYHX)	6.11%
Target 2045 Passive Composite Index	6.48%
Fund Category: Morningstar Target-Date 2045[1]	4.42%
Performance Details	pages 29-31

Schwab Target 2050 Index Fund (Ticker Symbol: SWYMX)	6.37%
Target 2050 Passive Composite Index	6.80%
Fund Category: Morningstar Target-Date 2050[1]	4.59%
Performance Details	pages 32-34

Schwab Target 2055 Index Fund (Ticker Symbol: SWYJX)	6.51%
Target 2055 Passive Composite Index	7.00%
Fund Category: Morningstar Target-Date 2055[1]	4.64%
Performance Details	pages 35-37

Schwab Target 2060 Index Fund (Ticker Symbol: SWYNX)	6.74%
Target 2060 Passive Composite Index	7.19%
Fund Category: Morningstar Target-Date 2060[1]	4.72%
Performance Details	pages 38-40

Schwab Target 2065 Index Fund (Ticker Symbol: SWYOX)	6.69%
Target 2065 Passive Composite Index	7.24%
Fund Category: Morningstar Target-Date 2065+[1]	4.72%
Performance Details	pages 41-43
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The components that make up each of the composite indices may vary over time. For index definitions, please see the Glossary.
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, a fund’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[1]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.

Schwab Target Index Funds  |  Annual Report

Schwab Target Index Funds
From the President

Jonathan de St. Paer
President of Schwab Asset
Management and the funds
covered in this report.
Dear Shareholder,
Before Russia’s invasion of Ukraine in late February 2022, the economic impact of the COVID-19 pandemic remained the primary focus of financial markets. U.S. equities advanced despite increasing concerns regarding rising energy and commodity inflation, global supply chain disruptions, and the increasing likelihood that the U.S. Federal Reserve (Fed) would raise short-term interest rates. Bolstered by strong corporate earnings, robust consumer spending, and improving labor statistics, the S&P 500® Index, a bellwether for the overall U.S. stock market, gained more than 15% from April through December 2021, while international stocks produced mixed performance. However, economic growth came at a cost for fixed-income investors as increasing inflationary pressures and Fed warnings of reduced monetary accommodation drove yields higher while compressing bond prices which typically move in the opposite direction of yields.
Rising tensions between Russia and Ukraine increasingly took center stage in 2022, turning investor sentiment sharply negative. Although energy stocks soared on rising oil and gas prices, most stocks dipped steeply in January, February, and early March. During these months, the S&P 500® Index lost nearly all its previous gains before bouncing back in the final weeks of March. The Fed raised the short-term interest rates by 0.25% in mid-March, bond yields generally continued on their upward trajectory, and bond prices continued to fall. For the 12-month reporting period ended March 31, 2022, the S&P 500® Index returned 15.7% and the Bloomberg US Aggregate Bond Index, representing the broad U.S. bond market, returned -4.2%. The MSCI EAFE® Index (Net)*, a broad measure of developed international equity performance, returned 1.2%.
Russia’s invasion of Ukraine has triggered a humanitarian crisis and heightened global geopolitical and economic uncertainties. The impact on corporate earnings—a significant driver of long-term stock performance—remained modest during the reporting period. Although bonds still face the prospect of tightening central bank policies, the war in Ukraine and its potential impact on global growth may change the direction of central bank policies. At Schwab Asset Management we believe that when it comes to their investment plan, investors are best served by focusing on their long-term goals rather than short-term market fluctuations, no matter how dramatic the factors driving those market shifts may be. The Schwab Target Index Funds are designed to provide broad and efficient diversification for investors at a low-cost and are reallocated based on a retirement date range to help meet investors’ retirement goals.
Thank you for investing with Schwab Asset Management. For more information about the Schwab Target Index Funds, please continue reading this report. In addition, you can find further details about these funds by visiting our website at www.schwabassetmanagement.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,
“ The Schwab Target Index Funds are designed to provide broad and efficient diversification for investors at a low-cost and are reallocated based on a retirement date range to help meet investors’ retirement goals.”
Past performance is no guarantee of future results.
Diversification and asset allocation strategies do not ensure a profit and cannot protect against losses in a declining market.
Management views may have changed since the report date.
Schwab Asset Management is the dba name for Charles Schwab Investment Management, Inc., the investment adviser for Schwab Funds and Schwab ETFs.
*	The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.

Schwab Target Index Funds  |  Annual Report

Schwab Target Index Funds
The Investment Environment

For the 12-month reporting period ended March 31, 2022, U.S. equity markets generated positive returns. Despite persisting COVID-19 pandemic-driven stresses on the global economy and the emergence and spread of the Delta variant during the summer and the Omicron variant late in 2021, market tailwinds included strong corporate earnings, ongoing, albeit fading, fiscal stimulus measures, and optimism related to increased COVID-19 vaccination rates. As a result, for the first three quarters of the period, through early January 2022, U.S. equity markets posted mostly steady gains, with several key market indices repeatedly exceeding previous record highs. However, beginning in early 2022, equity markets declined in reaction to growing headwinds including accelerating inflation, an increasing likelihood of higher interest rates, and, in late February 2022, Russia’s invasion of Ukraine, which drove oil prices above $100 per barrel for the first time since 2014 and roiled stock markets around the world. Despite exhibiting some volatility, the U.S. dollar rose over the reporting period against a basket of foreign currencies, generally reducing the returns on overseas investments in U.S. dollar terms. For the 12-month reporting period, the S&P 500® Index, a bellwether for the overall U.S. stock market, returned 15.65%. U.S. large-cap stocks outperformed U.S. small-cap stocks, with the Russell 1000® Index and Russell 2000® Index returning 13.27% and -5.79%, respectively. Among international markets, the MSCI EAFE® Index (Net)*, a broad measure of developed international equity performance, returned 1.16% and the MSCI Emerging Markets Index (Net)* returned -11.37%. Bond markets generally lost ground for the reporting period, with the Bloomberg US Aggregate Bond Index, representing the broad U.S. fixed-income market, returning -4.15%.
For the first three quarters of the reporting period, the U.S. economy continued its recovery from the dramatic impact of the COVID-19 pandemic, although U.S. gross domestic product (GDP) growth fluctuated over the reporting period. GDP rose at an annualized rate of 6.7% in the second quarter of 2021 before falling back to 2.3% for the third quarter of 2021 amid fading government stimuli, ongoing supply chain disruptions, and persisting inflation. GDP rose at an annualized rate of 6.9% in the fourth quarter of 2021 due to increasing inventories, exports, and personal consumption expenditures. The unemployment rate, which has fallen steadily after skyrocketing in April 2020, ended the reporting period at its lowest level since February 2020. Inflation, which had remained below the U.S. Federal Reserve’s (Fed) traditional 2% target until it jumped in March 2021, continued to rise during the spring of 2021, leveled off during the summer of 2021, and rose again through the remainder of the reporting period. As of the end of the reporting period,
Asset Class Performance Comparison % returns during the 12 months ended March 31, 2022

Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Past performance is not an indication of future results.
For index definitions, please see the Glossary.
Data source: Index provider websites and Schwab Asset Management.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views may have changed since the report date.
*	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.

Schwab Target Index Funds  |  Annual Report

Schwab Target Index Funds
The Investment Environment (continued)

inflation was at its highest rate in 40 years, due to imbalances in the labor market, supply chain bottlenecks, and soaring energy costs.
Outside the United States, global economies continued to wrestle with the fallout of the COVID-19 pandemic, including the emergence and spread of the Delta and Omicron variants, steepening energy costs, rising inflation, and the war in Ukraine. In both the eurozone and the United Kingdom, after contracting in the first quarter of 2021, GDP growth was positive for the remainder of 2021, although it weakened in the final two quarters of the year. Japan’s economy expanded in the second and fourth quarters of 2021 but contracted in the third quarter of 2021. Its rising fourth quarter growth was attributed to increases in household consumption and business investment in the face of a decline in COVID-19 cases and easing restrictions. Among emerging markets, China’s GDP growth rate remained positive but declined each quarter in part because of the political landscape and an emphasis on domestic consumption over globalization, as well as multiple headwinds including a property downturn, supply chain issues, and COVID-19 outbreaks. India posted positive gains in GDP throughout 2021 as COVID-19 cases fell rapidly.
Monetary policies around the world varied. In the Unites States, although the Fed continued to maintain the federal funds rate in a range of 0.00% to 0.25% for most of the reporting period, its stance shifted during the period as inflation continued to rise and indicators of economic activity and employment continued to strengthen. In November 2021, the Fed began scaling back its bond-buying program, subsequently accelerating its wind-down in December 2021, and ending it altogether in early March 2022. After issuing successively stronger signals that interest rates could begin to rise sooner in 2022 than previously anticipated, the Fed upped the federal funds rate by 0.25% in mid-March, to a range of 0.25% to 0.50%, with expectations of multiple rate increases throughout the remainder of 2022 to achieve the Fed’s goal of a return to price stability. The European Central Bank held its policy rate at 0.00%, unchanged since March 2016, but accelerated the pace of reducing its asset purchase program, which it said could end in the third quarter of 2022 if inflation persists. The Bank of Japan upheld its short-term interest rate target of -0.1%, also unchanged since 2016, and indicated that it would maintain its ultra-loose monetary policy despite growing inflation, even as its global counterparts sought to exit from crisis mode policies. The Bank of England, on the other hand, raised its key official bank rate three times during the reporting period, from 0.1% to 0.75%, citing inflationary pressures. Emerging markets monetary policies were also mixed. China cut its interest rate twice over the reporting period. Indonesia and India maintained their low policy rates implemented in 2020 and early 2021. Central banks in Mexico, Brazil, and Pakistan raised their rates multiple times over the reporting period, citing a stronger-than-expected recovery or to counteract the impacts of inflation. Russia, notably, raised its interest rate to 20% in late February amid the broadening fallout of Western sanctions in retaliation against Russia’s invasion of Ukraine, including a U.S. ban on Russian imports.
After climbing in early 2021 as investors anticipated an accelerating economic recovery resulting from the rollout of COVID-19 vaccines, U.S. bond yields drifted lower from April 2021 through July 2021 on tepid employment reports and growing inflation concerns. However, yields began rising as inflation rates steepened and Fed monetary policy shifted. Yields ended March 2022 at reporting period highs, putting downward pressure on bond prices. (Bond yields and bond prices typically move in opposite directions.) The yield on the 10-year U.S. Treasury began the reporting period at 1.74% and ended it at 2.32%. Short-term rates also rose, with the three-month U.S. Treasury yield climbing from 0.03% to 0.52% over the reporting period. Outside the U.S., bond yields generally remained low.

Schwab Target Index Funds  |  Annual Report

Schwab Target Index Funds
Fund Management

Zifan Tang, Ph.D., CFA, Senior Portfolio Manager, is responsible for the co-management of the funds. Prior to joining Schwab in 2012, Ms. Tang was a product manager at Thomson Reuters and from 1997 to 2009 worked as a portfolio manager at Barclays Global Investors (now known as BlackRock).

Patrick Kwok, CFA, Portfolio Manager, is responsible for the co-management of the funds. Previously, Mr. Kwok served as an associate portfolio manager from 2012 to 2016. Prior to that, he worked as a fund administration manager, where he was responsible for oversight of sub-advisers, trading, cash management, and fund administration supporting the Charles Schwab Trust Bank Collective Investment Trusts and multi-asset Schwab Funds. Prior to joining Schwab Asset Management in 2008, Mr. Kwok spent two years as an asset operations specialist at Charles Schwab Trust Company. He also worked for one year at State Street Bank & Trust as a portfolio accountant and pricing specialist.

Schwab Target Index Funds  |  Annual Report

Schwab Target 2010 Index Fund as of March 31, 2022

The Schwab Target 2010 Index Fund (the fund) seeks to provide capital appreciation and income consistent with its current asset allocation and seeks to achieve its investment objective by investing primarily in affiliated Schwab exchange-traded funds (ETFs). The fund may also invest in affiliated Schwab Funds and unaffiliated third party ETFs and mutual funds. The target asset allocation is adjusted annually based on the adviser’s asset allocation strategy; as of the last annual adjustment at the beginning of February 2022, the fund’s asset allocation was approximately 37.4% equity securities, 58.1% fixed-income securities, and 4.5% cash and cash equivalents (including money market funds). (For portfolio allocations as of the end of this reporting period, please see the fund’s Portfolio Holdings included in this report.)
Market Highlights. For the 12-month reporting period ended March 31, 2022, U.S. equity markets generated positive returns. Despite persisting COVID-19 pandemic-driven stresses on the global economy and the emergence and spread of the Delta variant during the summer and the Omicron variant late in 2021, market tailwinds included strong corporate earnings, ongoing, albeit fading, fiscal stimulus measures, and optimism related to increased COVID-19 vaccination rates. As a result, for the first three quarters of the period, through early January 2022, U.S. equity markets posted mostly steady gains, with several key market indices repeatedly exceeding previous record highs. However, beginning in early 2022, equity markets declined in reaction to growing headwinds including accelerating inflation, an increasing likelihood of higher interest rates, and, in late February 2022, Russia’s invasion of Ukraine, which drove oil prices above $100 per barrel for the first time since 2014 and roiled stock markets around the world. U.S. large-cap stocks outperformed U.S. small-cap stocks, and, among U.S. large-cap stocks, growth stocks outperformed value stocks. Despite exhibiting some volatility, the U.S. dollar rose over the reporting period against a basket of foreign currencies, generally reducing the returns on overseas investments in U.S. dollar terms. After climbing in early 2021 as investors anticipated an accelerating economic recovery resulting from the rollout of COVID-19 vaccines, U.S. bond yields drifted lower from April 2021 through July 2021 on tepid employment reports and growing inflation concerns. However, yields began rising as inflation rates steepened and U.S. Federal Reserve monetary policy shifted. Yields ended March 2022 at reporting period highs, putting downward pressure on bond prices. (Bond yields and bond prices typically move in opposite directions.)
Performance. For the 12-month reporting period ended March 31, 2022, the fund returned 1.55%. The fund’s internally calculated comparative index, the Target 2010 Passive Composite Index (the composite index), returned 1.72% for the same period. The fund’s underperformance relative to the composite index was primarily a result of an underlying fund, the Schwab International Equity ETF, trading at a discount to its net asset value (NAV) in the reporting period.
Positioning and Strategies.1 The fund’s asset allocations were generally in line with those of the composite index over the reporting period.
The fund’s equity allocation contributed to the total return of the fund. The fund’s U.S. large-cap equity holding, the Schwab U.S. Large-Cap ETF, was the largest contributor to the total return of the fund, returning approximately 14% for the reporting period. The fund’s international equity holding, the Schwab International Equity ETF, also contributed to the total return of the fund, returning approximately 1% for the reporting period. The fund’s U.S. small-cap holding, the Schwab U.S. Small-Cap ETF, detracted slightly from the total return of the fund, returning approximately -4% for the reporting period.
The fund’s real estate allocation also contributed to the total return of the fund. The Schwab U.S. REIT ETF returned approximately 23% for the reporting period.
The fund’s fixed-income allocation detracted from the total return of the fund. The Schwab U.S. Aggregate Bond ETF, the fund’s intermediate-term bond holding, was the largest detractor from the total return of the fund. The Schwab U.S. Aggregate Bond ETF returned approximately -4% for the reporting period. The Schwab Short-Term U.S. Treasury ETF also detracted from the total return of the fund, returning approximately -3% for the reporting period. The Schwab U.S. TIPS ETF contributed to the total return of the fund, returning approximately 4% for the reporting period.
Management views and portfolio holdings may have changed since the report date.
[1]	ETF performance can be expressed on a market price or NAV basis. The returns cited in this section are Market Price Returns. The ETF’s per share NAV is the value of one share of the ETF. NAV is calculated by taking the ETF’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the ETF, and the Market Price Return is based on the market price per share of the ETF. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time). NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the ETF at Market Price and NAV, respectively.

Schwab Target Index Funds  |  Annual Report

Schwab Target 2010 Index Fund
Performance and Fund Facts as of March 31, 2022

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.

Performance of Hypothetical $10,000 Investment (August 25, 2016 – March 31, 2022)1,2

Average Annual Total Returns1,2
Fund and Inception Date	1 Year	5 Years	Since Inception
Schwab Target 2010 Index Fund (8/25/16)	1.55%	6.11%	5.87%
Dow Jones U.S. Total Stock Market IndexSM	11.67%	15.31%	15.59%
Bloomberg US Aggregate Bond Index	-4.15%	2.14%	1.51%
Target 2010 Passive Composite Index	1.72%	6.19%	5.95%
Fund Category: Morningstar Target-Date 2000-2010[3]	0.67%	5.80%	N/A
Fund Expense Ratios[4]: Net 0.08%; Gross 0.13%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
[1]	Fund expenses have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus. Includes 0.05% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.

Schwab Target Index Funds  |  Annual Report

Schwab Target 2010 Index Fund
Performance and Fund Facts as of March 31, 2022 (continued)

Statistics
Number of Holdings	9
Portfolio Turnover Rate	27%
Asset Class Weightings % of Investments1,2

Top Holdings % of Net Assets1,3,4

Portfolio holdings may have changed since the report date.
[1]	The fund intends to primarily invest in affiliated Schwab ETFs and may also invest in affiliated Schwab Funds and unaffiliated third party ETFs and mutual funds (all such ETFs and mutual funds referred to as “underlying funds”).
[2]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[3]	This list is not a recommendation of any security by the investment adviser.
[4]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Index Funds  |  Annual Report

Schwab Target 2015 Index Fund as of March 31, 2022

The Schwab Target 2015 Index Fund (the fund) seeks to provide capital appreciation and income consistent with its current asset allocation and seeks to achieve its investment objective by investing primarily in affiliated Schwab exchange-traded funds (ETFs). The fund may also invest in affiliated Schwab Funds and unaffiliated third party ETFs and mutual funds. The target asset allocation is adjusted annually based on the adviser’s asset allocation strategy; as of the last annual adjustment at the beginning of February 2022, the fund’s asset allocation was approximately 40.9% equity securities, 55.0% fixed-income securities, and 4.1% cash and cash equivalents (including money market funds). (For portfolio allocations as of the end of this reporting period, please see the fund’s Portfolio Holdings included in this report.)
Market Highlights. For the 12-month reporting period ended March 31, 2022, U.S. equity markets generated positive returns. Despite persisting COVID-19 pandemic-driven stresses on the global economy and the emergence and spread of the Delta variant during the summer and the Omicron variant late in 2021, market tailwinds included strong corporate earnings, ongoing, albeit fading, fiscal stimulus measures, and optimism related to increased COVID-19 vaccination rates. As a result, for the first three quarters of the period, through early January 2022, U.S. equity markets posted mostly steady gains, with several key market indices repeatedly exceeding previous record highs. However, beginning in early 2022, equity markets declined in reaction to growing headwinds including accelerating inflation, an increasing likelihood of higher interest rates, and, in late February 2022, Russia’s invasion of Ukraine, which drove oil prices above $100 per barrel for the first time since 2014 and roiled stock markets around the world. U.S. large-cap stocks outperformed U.S. small-cap stocks, and, among U.S. large-cap stocks, growth stocks outperformed value stocks. Despite exhibiting some volatility, the U.S. dollar rose over the reporting period against a basket of foreign currencies, generally reducing the returns on overseas investments in U.S. dollar terms. After climbing in early 2021 as investors anticipated an accelerating economic recovery resulting from the rollout of COVID-19 vaccines, U.S. bond yields drifted lower from April 2021 through July 2021 on tepid employment reports and growing inflation concerns. However, yields began rising as inflation rates steepened and U.S. Federal Reserve monetary policy shifted. Yields ended March 2022 at reporting period highs, putting downward pressure on bond prices. (Bond yields and bond prices typically move in opposite directions.)
Performance. For the 12-month reporting period ended March 31, 2022, the fund returned 1.92%. The fund’s internally calculated comparative index, the Target 2015 Passive Composite Index (the composite index), returned 2.08% for the same period. The fund’s underperformance relative to the composite index was primarily a result of an underlying fund, the Schwab International Equity ETF, trading at a discount to its net asset value (NAV) in the reporting period.
Positioning and Strategies.1 The fund’s asset allocations were generally in line with those of the composite index over the reporting period.
The fund’s equity allocation contributed to the total return of the fund. The fund’s U.S. large-cap equity holding, the Schwab U.S. Large-Cap ETF, was the largest contributor to the total return of the fund, returning approximately 14% for the reporting period. The fund’s international equity holding, the Schwab International Equity ETF, also contributed to the total return of the fund, returning approximately 1% for the reporting period. The fund’s U.S. small-cap holding, the Schwab U.S. Small-Cap ETF, detracted slightly from the total return of the fund, returning approximately -4% for the reporting period.
The fund’s real estate allocation also contributed to the total return of the fund. The Schwab U.S. REIT ETF returned approximately 23% for the reporting period.
The fund’s fixed-income allocation detracted from the total return of the fund. The Schwab U.S. Aggregate Bond ETF, the fund’s intermediate-term bond holding, was the largest detractor from the total return of the fund. The Schwab U.S. Aggregate Bond ETF returned approximately -4% for the reporting period. The Schwab Short-Term U.S. Treasury ETF also detracted from the total return of the fund, returning approximately -3% for the reporting period. The Schwab U.S. TIPS ETF contributed to the total return of the fund, returning approximately 4% for the reporting period.
Management views and portfolio holdings may have changed since the report date.
[1]	ETF performance can be expressed on a market price or NAV basis. The returns cited in this section are Market Price Returns. The ETF’s per share NAV is the value of one share of the ETF. NAV is calculated by taking the ETF’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the ETF, and the Market Price Return is based on the market price per share of the ETF. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time). NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the ETF at Market Price and NAV, respectively.

Schwab Target Index Funds  |  Annual Report

Schwab Target 2015 Index Fund
Performance and Fund Facts as of March 31, 2022

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.

Performance of Hypothetical $10,000 Investment (August 25, 2016 – March 31, 2022)1,2

Average Annual Total Returns1,2
Fund and Inception Date	1 Year	5 Years	Since Inception
Schwab Target 2015 Index Fund (8/25/16)	1.92%	6.36%	6.13%
Dow Jones U.S. Total Stock Market IndexSM	11.67%	15.31%	15.59%
Bloomberg US Aggregate Bond Index	-4.15%	2.14%	1.51%
Target 2015 Passive Composite Index	2.08%	6.47%	6.24%
Fund Category: Morningstar Target-Date 2015[3]	1.28%	6.37%	N/A
Fund Expense Ratios[4]: Net 0.08%; Gross 0.12%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
[1]	Fund expenses have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus. Includes 0.04% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.

Schwab Target Index Funds  |  Annual Report

Schwab Target 2015 Index Fund
Performance and Fund Facts as of March 31, 2022 (continued)

Statistics
Number of Holdings	9
Portfolio Turnover Rate	23%
Asset Class Weightings % of Investments1,2

Top Holdings % of Net Assets1,3,4

Portfolio holdings may have changed since the report date.
[1]	The fund intends to primarily invest in affiliated Schwab ETFs and may also invest in affiliated Schwab Funds and unaffiliated third party ETFs and mutual funds (all such ETFs and mutual funds referred to as “underlying funds”).
[2]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[3]	This list is not a recommendation of any security by the investment adviser.
[4]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Index Funds  |  Annual Report

Schwab Target 2020 Index Fund as of March 31, 2022

The Schwab Target 2020 Index Fund (the fund) seeks to provide capital appreciation and income consistent with its current asset allocation and seeks to achieve its investment objective by investing primarily in affiliated Schwab exchange-traded funds (ETFs). The fund may also invest in affiliated Schwab Funds and unaffiliated third party ETFs and mutual funds. The target asset allocation is adjusted annually based on the adviser’s asset allocation strategy; as of the last annual adjustment at the beginning of February 2022, the fund’s asset allocation was approximately 43.3% equity securities, 52.9% fixed-income securities, and 3.8% cash and cash equivalents (including money market funds). (For portfolio allocations as of the end of this reporting period, please see the fund’s Portfolio Holdings included in this report.)
Market Highlights. For the 12-month reporting period ended March 31, 2022, U.S. equity markets generated positive returns. Despite persisting COVID-19 pandemic-driven stresses on the global economy and the emergence and spread of the Delta variant during the summer and the Omicron variant late in 2021, market tailwinds included strong corporate earnings, ongoing, albeit fading, fiscal stimulus measures, and optimism related to increased COVID-19 vaccination rates. As a result, for the first three quarters of the period, through early January 2022, U.S. equity markets posted mostly steady gains, with several key market indices repeatedly exceeding previous record highs. However, beginning in early 2022, equity markets declined in reaction to growing headwinds including accelerating inflation, an increasing likelihood of higher interest rates, and, in late February 2022, Russia’s invasion of Ukraine, which drove oil prices above $100 per barrel for the first time since 2014 and roiled stock markets around the world. U.S. large-cap stocks outperformed U.S. small-cap stocks, and, among U.S. large-cap stocks, growth stocks outperformed value stocks. Despite exhibiting some volatility, the U.S. dollar rose over the reporting period against a basket of foreign currencies, generally reducing the returns on overseas investments in U.S. dollar terms. After climbing in early 2021 as investors anticipated an accelerating economic recovery resulting from the rollout of COVID-19 vaccines, U.S. bond yields drifted lower from April 2021 through July 2021 on tepid employment reports and growing inflation concerns. However, yields began rising as inflation rates steepened and U.S. Federal Reserve monetary policy shifted. Yields ended March 2022 at reporting period highs, putting downward pressure on bond prices. (Bond yields and bond prices typically move in opposite directions.)
Performance. For the 12-month reporting period ended March 31, 2022, the fund returned 2.13%. The fund’s internally calculated comparative index, the Target 2020 Passive Composite Index (the composite index), returned 2.31% for the same period. The fund’s underperformance relative to the composite index was primarily a result of an underlying fund, the Schwab International Equity ETF, trading at a discount to its net asset value (NAV) in the reporting period.
Positioning and Strategies.1 The fund’s asset allocations were generally in line with those of the composite index over the reporting period.
The fund’s equity allocation contributed to the total return of the fund. The fund’s U.S. large-cap equity holding, the Schwab U.S. Large-Cap ETF, was the largest contributor to the total return of the fund, returning approximately 14% for the reporting period. The fund’s international equity holding, the Schwab International Equity ETF, also contributed to the total return of the fund, returning approximately 1% for the reporting period. The fund’s U.S. small-cap holding, the Schwab U.S. Small-Cap ETF, detracted slightly from the total return of the fund, returning approximately -4% for the reporting period.
The fund’s real estate allocation also contributed to the total return of the fund. The Schwab U.S. REIT ETF returned approximately 23% for the reporting period.
The fund’s fixed-income allocation detracted from the total return of the fund. The Schwab U.S. Aggregate Bond ETF, the fund’s intermediate-term bond holding, was the largest detractor from the total return of the fund. The Schwab U.S. Aggregate Bond ETF returned approximately -4% for the reporting period. The Schwab Short-Term U.S. Treasury ETF also detracted from the total return of the fund, returning approximately -3% for the reporting period. The Schwab U.S. TIPS ETF contributed to the total return of the fund, returning approximately 4% for the reporting period.
Management views and portfolio holdings may have changed since the report date.
[1]	ETF performance can be expressed on a market price or NAV basis. The returns cited in this section are Market Price Returns. The ETF’s per share NAV is the value of one share of the ETF. NAV is calculated by taking the ETF’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the ETF, and the Market Price Return is based on the market price per share of the ETF. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time). NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the ETF at Market Price and NAV, respectively.

Schwab Target Index Funds  |  Annual Report

Schwab Target 2020 Index Fund
Performance and Fund Facts as of March 31, 2022

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.

Performance of Hypothetical $10,000 Investment (August 25, 2016 – March 31, 2022)1,2

Average Annual Total Returns1,2
Fund and Inception Date	1 Year	5 Years	Since Inception
Schwab Target 2020 Index Fund (8/25/16)	2.13%	6.84%	6.78%
Dow Jones U.S. Total Stock Market IndexSM	11.67%	15.31%	15.59%
Bloomberg US Aggregate Bond Index	-4.15%	2.14%	1.51%
Target 2020 Passive Composite Index	2.31%	6.93%	6.86%
Fund Category: Morningstar Target-Date 2020[3]	1.47%	6.79%	N/A
Fund Expense Ratios[4]: Net 0.08%; Gross 0.13%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
[1]	Fund expenses have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus. Includes 0.05% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.

Schwab Target Index Funds  |  Annual Report

Schwab Target 2020 Index Fund
Performance and Fund Facts as of March 31, 2022 (continued)

Statistics
Number of Holdings	9
Portfolio Turnover Rate	18%
Asset Class Weightings % of Investments1,2

Top Holdings % of Net Assets1,3,4

Portfolio holdings may have changed since the report date.
[1]	The fund intends to primarily invest in affiliated Schwab ETFs and may also invest in affiliated Schwab Funds and unaffiliated third party ETFs and mutual funds (all such ETFs and mutual funds referred to as “underlying funds”).
[2]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[3]	This list is not a recommendation of any security by the investment adviser.
[4]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Index Funds  |  Annual Report

Schwab Target 2025 Index Fund as of March 31, 2022

The Schwab Target 2025 Index Fund (the fund) seeks to provide capital appreciation and income consistent with its current asset allocation and seeks to achieve its investment objective by investing primarily in affiliated Schwab exchange-traded funds (ETFs). The fund may also invest in affiliated Schwab Funds and unaffiliated third party ETFs and mutual funds. The target asset allocation is adjusted annually based on the adviser’s asset allocation strategy; as of the last annual adjustment at the beginning of February 2022, the fund’s asset allocation was approximately 53.4% equity securities, 43.5% fixed-income securities, and 3.1% cash and cash equivalents (including money market funds). (For portfolio allocations as of the end of this reporting period, please see the fund’s Portfolio Holdings included in this report.)
Market Highlights. For the 12-month reporting period ended March 31, 2022, U.S. equity markets generated positive returns. Despite persisting COVID-19 pandemic-driven stresses on the global economy and the emergence and spread of the Delta variant during the summer and the Omicron variant late in 2021, market tailwinds included strong corporate earnings, ongoing, albeit fading, fiscal stimulus measures, and optimism related to increased COVID-19 vaccination rates. As a result, for the first three quarters of the period, through early January 2022, U.S. equity markets posted mostly steady gains, with several key market indices repeatedly exceeding previous record highs. However, beginning in early 2022, equity markets declined in reaction to growing headwinds including accelerating inflation, an increasing likelihood of higher interest rates, and, in late February 2022, Russia’s invasion of Ukraine, which drove oil prices above $100 per barrel for the first time since 2014 and roiled stock markets around the world. U.S. large-cap stocks outperformed U.S. small-cap stocks, and, among U.S. large-cap stocks, growth stocks outperformed value stocks. Despite exhibiting some volatility, the U.S. dollar rose over the reporting period against a basket of foreign currencies, generally reducing the returns on overseas investments in U.S. dollar terms. After climbing in early 2021 as investors anticipated an accelerating economic recovery resulting from the rollout of COVID-19 vaccines, U.S. bond yields drifted lower from April 2021 through July 2021 on tepid employment reports and growing inflation concerns. However, yields began rising as inflation rates steepened and U.S. Federal Reserve monetary policy shifted. Yields ended March 2022 at reporting period highs, putting downward pressure on bond prices. (Bond yields and bond prices typically move in opposite directions.)
Performance. For the 12-month reporting period ended March 31, 2022, the fund returned 3.02%. The fund’s internally calculated comparative index, the Target 2025 Passive Composite Index (the composite index), returned 3.28% for the same period. The fund’s underperformance relative to the composite index was primarily a result of two underlying funds, the Schwab International Equity ETF and the Schwab Emerging Markets Equity ETF, trading at a discount to their net asset value (NAV) in the reporting period.
Positioning and Strategies.1 The fund’s asset allocations were generally in line with those of the composite index over the reporting period.
The fund’s equity allocation contributed to the total return of the fund. The fund’s U.S. large-cap equity holding, the Schwab U.S. Large-Cap ETF, was the largest contributor to the total return of the fund, returning approximately 14% for the reporting period. The fund’s international equity holding, the Schwab International Equity ETF, also contributed to the total return of the fund, returning approximately 1% for the reporting period. The fund’s emerging markets and U.S. small-cap holdings, the Schwab Emerging Markets Equity ETF and Schwab U.S. Small-Cap ETF, detracted from the total return of the fund, returning approximately -10% and -4%, respectively, for the reporting period.
The fund’s real estate allocation also contributed to the total return of the fund. The Schwab U.S. REIT ETF returned approximately 23% for the reporting period.
The fund’s fixed-income allocation detracted from the total return of the fund. The Schwab U.S. Aggregate Bond ETF, the fund’s intermediate-term bond holding, was the largest detractor from the total return of the fund. The Schwab U.S. Aggregate Bond ETF returned approximately -4% for the reporting period. The Schwab Short-Term U.S. Treasury ETF also detracted from the total return of the fund, returning approximately -3% for the reporting period. The Schwab U.S. TIPS ETF contributed to the total return of the fund, returning approximately 4% for the reporting period.
Management views and portfolio holdings may have changed since the report date.
[1]	ETF performance can be expressed on a market price or NAV basis. The returns cited in this section are Market Price Returns. The ETF’s per share NAV is the value of one share of the ETF. NAV is calculated by taking the ETF’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the ETF, and the Market Price Return is based on the market price per share of the ETF. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time). NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the ETF at Market Price and NAV, respectively.

Schwab Target Index Funds  |  Annual Report

Schwab Target 2025 Index Fund
Performance and Fund Facts as of March 31, 2022

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.

Performance of Hypothetical $10,000 Investment (August 25, 2016 – March 31, 2022)1,2

Average Annual Total Returns1,2
Fund and Inception Date	1 Year	5 Years	Since Inception
Schwab Target 2025 Index Fund (8/25/16)	3.02%	8.04%	8.06%
Dow Jones U.S. Total Stock Market IndexSM	11.67%	15.31%	15.59%
Bloomberg US Aggregate Bond Index	-4.15%	2.14%	1.51%
Target 2025 Passive Composite Index	3.28%	8.15%	8.16%
Fund Category: Morningstar Target-Date 2025[3]	1.90%	7.48%	N/A
Fund Expense Ratios[4]: Net 0.08%; Gross 0.12%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
[1]	Fund expenses have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus. Includes 0.04% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.

Schwab Target Index Funds  |  Annual Report

Schwab Target 2025 Index Fund
Performance and Fund Facts as of March 31, 2022 (continued)

Statistics
Number of Holdings	11
Portfolio Turnover Rate	12%
Asset Class Weightings % of Investments1,2

Top Holdings % of Net Assets1,3,4

Portfolio holdings may have changed since the report date.
[1]	The fund intends to primarily invest in affiliated Schwab ETFs and may also invest in affiliated Schwab Funds and unaffiliated third party ETFs and mutual funds (all such ETFs and mutual funds referred to as “underlying funds”).
[2]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[3]	This list is not a recommendation of any security by the investment adviser.
[4]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Index Funds  |  Annual Report

Schwab Target 2030 Index Fund as of March 31, 2022

The Schwab Target 2030 Index Fund (the fund) seeks to provide capital appreciation and income consistent with its current asset allocation and seeks to achieve its investment objective by investing primarily in affiliated Schwab exchange-traded funds (ETFs). The fund may also invest in affiliated Schwab Funds and unaffiliated third party ETFs and mutual funds. The target asset allocation is adjusted annually based on the adviser’s asset allocation strategy; as of the last annual adjustment at the beginning of February 2022, the fund’s asset allocation was approximately 65.7% equity securities, 32.0% fixed-income securities, and 2.3% cash and cash equivalents (including money market funds). (For portfolio allocations as of the end of this reporting period, please see the fund’s Portfolio Holdings included in this report.)
Market Highlights. For the 12-month reporting period ended March 31, 2022, U.S. equity markets generated positive returns. Despite persisting COVID-19 pandemic-driven stresses on the global economy and the emergence and spread of the Delta variant during the summer and the Omicron variant late in 2021, market tailwinds included strong corporate earnings, ongoing, albeit fading, fiscal stimulus measures, and optimism related to increased COVID-19 vaccination rates. As a result, for the first three quarters of the period, through early January 2022, U.S. equity markets posted mostly steady gains, with several key market indices repeatedly exceeding previous record highs. However, beginning in early 2022, equity markets declined in reaction to growing headwinds including accelerating inflation, an increasing likelihood of higher interest rates, and, in late February 2022, Russia’s invasion of Ukraine, which drove oil prices above $100 per barrel for the first time since 2014 and roiled stock markets around the world. U.S. large-cap stocks outperformed U.S. small-cap stocks, and, among U.S. large-cap stocks, growth stocks outperformed value stocks. Despite exhibiting some volatility, the U.S. dollar rose over the reporting period against a basket of foreign currencies, generally reducing the returns on overseas investments in U.S. dollar terms. After climbing in early 2021 as investors anticipated an accelerating economic recovery resulting from the rollout of COVID-19 vaccines, U.S. bond yields drifted lower from April 2021 through July 2021 on tepid employment reports and growing inflation concerns. However, yields began rising as inflation rates steepened and U.S. Federal Reserve monetary policy shifted. Yields ended March 2022 at reporting period highs, putting downward pressure on bond prices. (Bond yields and bond prices typically move in opposite directions.)
Performance. For the 12-month reporting period ended March 31, 2022, the fund returned 4.11%. The fund’s internally calculated comparative index, the Target 2030 Passive Composite Index (the composite index), returned 4.39% for the same period. The fund’s underperformance relative to the composite index was primarily a result of two underlying funds, the Schwab International Equity ETF and the Schwab Emerging Markets Equity ETF, trading at a discount to their net asset value (NAV) in the reporting period.
Positioning and Strategies.1 The fund’s asset allocations were generally in line with those of the composite index over the reporting period.
The fund’s equity allocation contributed to the total return of the fund. The fund’s U.S. large-cap equity holding, the Schwab U.S. Large-Cap ETF, was the largest contributor to the total return of the fund, returning approximately 14% for the reporting period. The fund’s international equity holding, the Schwab International Equity ETF, also contributed to the total return of the fund, returning approximately 1% for the reporting period. The fund’s emerging markets and U.S. small-cap holdings, the Schwab Emerging Markets Equity ETF and Schwab U.S. Small-Cap ETF, detracted from the total return of the fund, returning approximately -10% and -4%, respectively, for the reporting period.
The fund’s real estate allocation also contributed to the total return of the fund. The Schwab U.S. REIT ETF returned approximately 23% for the reporting period.
The fund’s fixed-income allocation detracted from the total return of the fund. The Schwab U.S. Aggregate Bond ETF, the fund’s intermediate-term bond holding, was the largest detractor from the total return of the fund. The Schwab U.S. Aggregate Bond ETF returned approximately -4% for the reporting period. The Schwab Short-Term U.S. Treasury ETF also detracted from the total return of the fund, returning approximately -3% for the reporting period. The Schwab U.S. TIPS ETF contributed to the total return of the fund, returning approximately 4% for the reporting period.
Management views and portfolio holdings may have changed since the report date.
[1]	ETF performance can be expressed on a market price or NAV basis. The returns cited in this section are Market Price Returns. The ETF’s per share NAV is the value of one share of the ETF. NAV is calculated by taking the ETF’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the ETF, and the Market Price Return is based on the market price per share of the ETF. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time). NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the ETF at Market Price and NAV, respectively.

Schwab Target Index Funds  |  Annual Report

Schwab Target 2030 Index Fund
Performance and Fund Facts as of March 31, 2022

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.

Performance of Hypothetical $10,000 Investment (August 25, 2016 – March 31, 2022)1,2

Average Annual Total Returns1,2
Fund and Inception Date	1 Year	5 Years	Since Inception
Schwab Target 2030 Index Fund (8/25/16)	4.11%	9.02%	9.09%
Dow Jones U.S. Total Stock Market IndexSM	11.67%	15.31%	15.59%
Bloomberg US Aggregate Bond Index	-4.15%	2.14%	1.51%
Target 2030 Passive Composite Index	4.39%	9.11%	9.18%
Fund Category: Morningstar Target-Date 2030[3]	2.61%	8.48%	N/A
Fund Expense Ratios[4]: Net 0.08%; Gross 0.12%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
[1]	Fund expenses have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus. Includes 0.04% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.

Schwab Target Index Funds  |  Annual Report

Schwab Target 2030 Index Fund
Performance and Fund Facts as of March 31, 2022 (continued)

Statistics
Number of Holdings	11
Portfolio Turnover Rate	9%
Asset Class Weightings % of Investments1,2

Top Holdings % of Net Assets1,3,4

Portfolio holdings may have changed since the report date.
[1]	The fund intends to primarily invest in affiliated Schwab ETFs and may also invest in affiliated Schwab Funds and unaffiliated third party ETFs and mutual funds (all such ETFs and mutual funds referred to as “underlying funds”).
[2]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[3]	This list is not a recommendation of any security by the investment adviser.
[4]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Index Funds  |  Annual Report

Schwab Target 2035 Index Fund as of March 31, 2022

The Schwab Target 2035 Index Fund (the fund) seeks to provide capital appreciation and income consistent with its current asset allocation and seeks to achieve its investment objective by investing primarily in affiliated Schwab exchange-traded funds (ETFs). The fund may also invest in affiliated Schwab Funds and unaffiliated third party ETFs and mutual funds. The target asset allocation is adjusted annually based on the adviser’s asset allocation strategy; as of the last annual adjustment at the beginning of February 2022, the fund’s asset allocation was approximately 74.8% equity securities, 23.4% fixed-income securities, and 1.8% cash and cash equivalents (including money market funds). (For portfolio allocations as of the end of this reporting period, please see the fund’s Portfolio Holdings included in this report.)
Market Highlights. For the 12-month reporting period ended March 31, 2022, U.S. equity markets generated positive returns. Despite persisting COVID-19 pandemic-driven stresses on the global economy and the emergence and spread of the Delta variant during the summer and the Omicron variant late in 2021, market tailwinds included strong corporate earnings, ongoing, albeit fading, fiscal stimulus measures, and optimism related to increased COVID-19 vaccination rates. As a result, for the first three quarters of the period, through early January 2022, U.S. equity markets posted mostly steady gains, with several key market indices repeatedly exceeding previous record highs. However, beginning in early 2022, equity markets declined in reaction to growing headwinds including accelerating inflation, an increasing likelihood of higher interest rates, and, in late February 2022, Russia’s invasion of Ukraine, which drove oil prices above $100 per barrel for the first time since 2014 and roiled stock markets around the world. U.S. large-cap stocks outperformed U.S. small-cap stocks, and, among U.S. large-cap stocks, growth stocks outperformed value stocks. Despite exhibiting some volatility, the U.S. dollar rose over the reporting period against a basket of foreign currencies, generally reducing the returns on overseas investments in U.S. dollar terms. After climbing in early 2021 as investors anticipated an accelerating economic recovery resulting from the rollout of COVID-19 vaccines, U.S. bond yields drifted lower from April 2021 through July 2021 on tepid employment reports and growing inflation concerns. However, yields began rising as inflation rates steepened and U.S. Federal Reserve monetary policy shifted. Yields ended March 2022 at reporting period highs, putting downward pressure on bond prices. (Bond yields and bond prices typically move in opposite directions.)
Performance. For the 12-month reporting period ended March 31, 2022, the fund returned 4.88%. The fund’s internally calculated comparative index, the Target 2035 Passive Composite Index (the composite index), returned 5.20% for the same period. The fund’s underperformance relative to the composite index was primarily a result of two underlying funds, the Schwab International Equity ETF and the Schwab Emerging Markets Equity ETF, trading at a discount to their net asset value (NAV) in the reporting period.
Positioning and Strategies.1 The fund’s asset allocations were generally in line with those of the composite index over the reporting period.
The fund’s equity allocation contributed to the total return of the fund. The fund’s U.S. large-cap equity holding, the Schwab U.S. Large-Cap ETF, was the largest contributor to the total return of the fund, returning approximately 14% for the reporting period. The fund’s international equity holding, the Schwab International Equity ETF, also contributed to the total return of the fund, returning approximately 1% for the reporting period. The fund’s emerging markets and U.S. small-cap holdings, the Schwab Emerging Markets Equity ETF and Schwab U.S. Small-Cap ETF, detracted from the total return of the fund, returning approximately -10% and -4%, respectively, for the reporting period.
The fund’s real estate allocation also contributed to the total return of the fund. The Schwab U.S. REIT ETF returned approximately 23% for the reporting period.
The fund’s fixed-income allocation detracted from the total return of the fund. The Schwab U.S. Aggregate Bond ETF, the fund’s intermediate-term bond holding, was the largest detractor from the total return of the fund. The Schwab U.S. Aggregate Bond ETF returned approximately -4% for the reporting period. The Schwab Short-Term U.S. Treasury ETF also detracted from the total return of the fund, returning approximately -3% for the reporting period.
Management views and portfolio holdings may have changed since the report date.
[1]	ETF performance can be expressed on a market price or NAV basis. The returns cited in this section are Market Price Returns. The ETF’s per share NAV is the value of one share of the ETF. NAV is calculated by taking the ETF’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the ETF, and the Market Price Return is based on the market price per share of the ETF. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time). NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the ETF at Market Price and NAV, respectively.

Schwab Target Index Funds  |  Annual Report

Schwab Target 2035 Index Fund
Performance and Fund Facts as of March 31, 2022

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.

Performance of Hypothetical $10,000 Investment (August 25, 2016 – March 31, 2022)1,2

Average Annual Total Returns1,2
Fund and Inception Date	1 Year	5 Years	Since Inception
Schwab Target 2035 Index Fund (8/25/16)	4.88%	9.71%	9.85%
Dow Jones U.S. Total Stock Market IndexSM	11.67%	15.31%	15.59%
Bloomberg US Aggregate Bond Index	-4.15%	2.14%	1.51%
Target 2035 Passive Composite Index	5.20%	9.83%	9.96%
Fund Category: Morningstar Target-Date 2035[3]	3.37%	9.36%	N/A
Fund Expense Ratios[4]: Net 0.08%; Gross 0.12%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
[1]	Fund expenses have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus. Includes 0.04% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.

Schwab Target Index Funds  |  Annual Report

Schwab Target 2035 Index Fund
Performance and Fund Facts as of March 31, 2022 (continued)

Statistics
Number of Holdings	10
Portfolio Turnover Rate	12%
Asset Class Weightings % of Investments1,2

Top Holdings % of Net Assets1,3,4

Portfolio holdings may have changed since the report date.
[1]	The fund intends to primarily invest in affiliated Schwab ETFs and may also invest in affiliated Schwab Funds and unaffiliated third party ETFs and mutual funds (all such ETFs and mutual funds referred to as “underlying funds”).
[2]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[3]	This list is not a recommendation of any security by the investment adviser.
[4]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Index Funds  |  Annual Report

Schwab Target 2040 Index Fund as of March 31, 2022

The Schwab Target 2040 Index Fund (the fund) seeks to provide capital appreciation and income consistent with its current asset allocation and seeks to achieve its investment objective by investing primarily in affiliated Schwab exchange-traded funds (ETFs). The fund may also invest in affiliated Schwab Funds and unaffiliated third party ETFs and mutual funds. The target asset allocation is adjusted annually based on the adviser’s asset allocation strategy; as of the last annual adjustment at the beginning of February 2022, the fund’s asset allocation was approximately 82.3% equity securities, 16.4% fixed-income securities, and 1.3% cash and cash equivalents (including money market funds). (For portfolio allocations as of the end of this reporting period, please see the fund’s Portfolio Holdings included in this report.)
Market Highlights. For the 12-month reporting period ended March 31, 2022, U.S. equity markets generated positive returns. Despite persisting COVID-19 pandemic-driven stresses on the global economy and the emergence and spread of the Delta variant during the summer and the Omicron variant late in 2021, market tailwinds included strong corporate earnings, ongoing, albeit fading, fiscal stimulus measures, and optimism related to increased COVID-19 vaccination rates. As a result, for the first three quarters of the period, through early January 2022, U.S. equity markets posted mostly steady gains, with several key market indices repeatedly exceeding previous record highs. However, beginning in early 2022, equity markets declined in reaction to growing headwinds including accelerating inflation, an increasing likelihood of higher interest rates, and, in late February 2022, Russia’s invasion of Ukraine, which drove oil prices above $100 per barrel for the first time since 2014 and roiled stock markets around the world. U.S. large-cap stocks outperformed U.S. small-cap stocks, and, among U.S. large-cap stocks, growth stocks outperformed value stocks. Despite exhibiting some volatility, the U.S. dollar rose over the reporting period against a basket of foreign currencies, generally reducing the returns on overseas investments in U.S. dollar terms. After climbing in early 2021 as investors anticipated an accelerating economic recovery resulting from the rollout of COVID-19 vaccines, U.S. bond yields drifted lower from April 2021 through July 2021 on tepid employment reports and growing inflation concerns. However, yields began rising as inflation rates steepened and U.S. Federal Reserve monetary policy shifted. Yields ended March 2022 at reporting period highs, putting downward pressure on bond prices. (Bond yields and bond prices typically move in opposite directions.)
Performance. For the 12-month reporting period ended March 31, 2022, the fund returned 5.53%. The fund’s internally calculated comparative index, the Target 2040 Passive Composite Index (the composite index), returned 5.90% for the same period. The fund’s underperformance relative to the composite index was primarily a result of two underlying funds, the Schwab International Equity ETF and the Schwab Emerging Markets Equity ETF, trading at a discount to their net asset value (NAV) in the reporting period.
Positioning and Strategies.1 The fund’s asset allocations were generally in line with those of the composite index over the reporting period.
The fund’s equity allocation contributed to the total return of the fund. The fund’s U.S. large-cap equity holding, the Schwab U.S. Large-Cap ETF, was the largest contributor to the total return of the fund, returning approximately 14% for the reporting period. The fund’s international equity holding, the Schwab International Equity ETF, also contributed to the total return of the fund, returning approximately 1% for the reporting period. The fund’s emerging markets and U.S. small-cap holdings, the Schwab Emerging Markets Equity ETF and Schwab U.S. Small-Cap ETF, detracted from the total return of the fund, returning approximately -10% and -4%, respectively, for the reporting period.
The fund’s real estate allocation also contributed to the total return of the fund. The Schwab U.S. REIT ETF returned approximately 23% for the reporting period.
The fund’s fixed-income allocation detracted from the total return of the fund. The Schwab U.S. Aggregate Bond ETF, the fund’s intermediate-term bond holding, was the largest detractor from the total return of the fund. The Schwab U.S. Aggregate Bond ETF returned approximately -4% for the reporting period. The Schwab Short-Term U.S. Treasury ETF also detracted slightly from the total return of the fund, returning approximately -3% for the reporting period.
Management views and portfolio holdings may have changed since the report date.
[1]	ETF performance can be expressed on a market price or NAV basis. The returns cited in this section are Market Price Returns. The ETF’s per share NAV is the value of one share of the ETF. NAV is calculated by taking the ETF’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the ETF, and the Market Price Return is based on the market price per share of the ETF. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time). NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the ETF at Market Price and NAV, respectively.

Schwab Target Index Funds  |  Annual Report

Schwab Target 2040 Index Fund
Performance and Fund Facts as of March 31, 2022

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.

Performance of Hypothetical $10,000 Investment (August 25, 2016 – March 31, 2022)1,2

Average Annual Total Returns1,2
Fund and Inception Date	1 Year	5 Years	Since Inception
Schwab Target 2040 Index Fund (8/25/16)	5.53%	10.31%	10.50%
Dow Jones U.S. Total Stock Market IndexSM	11.67%	15.31%	15.59%
Bloomberg US Aggregate Bond Index	-4.15%	2.14%	1.51%
Target 2040 Passive Composite Index	5.90%	10.43%	10.63%
Fund Category: Morningstar Target-Date 2040[3]	4.00%	9.97%	N/A
Fund Expense Ratios[4]: Net 0.08%; Gross 0.12%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
[1]	Fund expenses have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus. Includes 0.04% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.

Schwab Target Index Funds  |  Annual Report

Schwab Target 2040 Index Fund
Performance and Fund Facts as of March 31, 2022 (continued)

Statistics
Number of Holdings	10
Portfolio Turnover Rate	9%
Asset Class Weightings % of Investments1,2

Top Holdings % of Net Assets1,3,4

Portfolio holdings may have changed since the report date.
[1]	The fund intends to primarily invest in affiliated Schwab ETFs and may also invest in affiliated Schwab Funds and unaffiliated third party ETFs and mutual funds (all such ETFs and mutual funds referred to as “underlying funds”).
[2]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[3]	This list is not a recommendation of any security by the investment adviser.
[4]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Index Funds  |  Annual Report

Schwab Target 2045 Index Fund as of March 31, 2022

The Schwab Target 2045 Index Fund (the fund) seeks to provide capital appreciation and income consistent with its current asset allocation and seeks to achieve its investment objective by investing primarily in affiliated Schwab exchange-traded funds (ETFs). The fund may also invest in affiliated Schwab Funds and unaffiliated third party ETFs and mutual funds. The target asset allocation is adjusted annually based on the adviser’s asset allocation strategy; as of the last annual adjustment at the beginning of February 2022, the fund’s asset allocation was approximately 88.4% equity securities, 10.7% fixed-income securities, and 0.9% cash and cash equivalents (including money market funds). (For portfolio allocations as of the end of this reporting period, please see the fund’s Portfolio Holdings included in this report.)
Market Highlights. For the 12-month reporting period ended March 31, 2022, U.S. equity markets generated positive returns. Despite persisting COVID-19 pandemic-driven stresses on the global economy and the emergence and spread of the Delta variant during the summer and the Omicron variant late in 2021, market tailwinds included strong corporate earnings, ongoing, albeit fading, fiscal stimulus measures, and optimism related to increased COVID-19 vaccination rates. As a result, for the first three quarters of the period, through early January 2022, U.S. equity markets posted mostly steady gains, with several key market indices repeatedly exceeding previous record highs. However, beginning in early 2022, equity markets declined in reaction to growing headwinds including accelerating inflation, an increasing likelihood of higher interest rates, and, in late February 2022, Russia’s invasion of Ukraine, which drove oil prices above $100 per barrel for the first time since 2014 and roiled stock markets around the world. U.S. large-cap stocks outperformed U.S. small-cap stocks, and, among U.S. large-cap stocks, growth stocks outperformed value stocks. Despite exhibiting some volatility, the U.S. dollar rose over the reporting period against a basket of foreign currencies, generally reducing the returns on overseas investments in U.S. dollar terms. After climbing in early 2021 as investors anticipated an accelerating economic recovery resulting from the rollout of COVID-19 vaccines, U.S. bond yields drifted lower from April 2021 through July 2021 on tepid employment reports and growing inflation concerns. However, yields began rising as inflation rates steepened and U.S. Federal Reserve monetary policy shifted. Yields ended March 2022 at reporting period highs, putting downward pressure on bond prices. (Bond yields and bond prices typically move in opposite directions.)
Performance. For the 12-month reporting period ended March 31, 2022, the fund returned 6.11%. The fund’s internally calculated comparative index, the Target 2045 Passive Composite Index (the composite index), returned 6.48% for the same period. The fund’s underperformance relative to the composite index was primarily a result of two underlying funds, the Schwab International Equity ETF and the Schwab Emerging Markets Equity ETF, trading at a discount to their net asset value (NAV) in the reporting period.
Positioning and Strategies.1 The fund’s asset allocations were generally in line with those of the composite index over the reporting period.
The fund’s equity allocation contributed to the total return of the fund. The fund’s U.S. large-cap equity holding, the Schwab U.S. Large-Cap ETF, was the largest contributor to the total return of the fund, returning approximately 14% for the reporting period. The fund’s international equity holding, the Schwab International Equity ETF, also contributed to the total return of the fund, returning approximately 1% for the reporting period. The fund’s emerging markets holding, the Schwab Emerging Markets Equity ETF, was the largest detractor from the total return of the fund, returning approximately -10% for the reporting period. The fund’s U.S. small-cap holding, the Schwab U.S. Small-Cap ETF, also detracted from the total return of the fund, returning approximately -4% for the reporting period.
The fund’s real estate allocation also contributed to the total return of the fund. The Schwab U.S. REIT ETF returned approximately 23% for the reporting period.
The fund’s fixed-income allocation detracted from the total return of the fund. The Schwab U.S. Aggregate Bond ETF, the fund’s intermediate-term bond holding, detracted from the total return of the fund. The Schwab U.S. Aggregate Bond ETF returned approximately -4% for the reporting period. The Schwab Short-Term U.S. Treasury ETF also detracted slightly from the total return of the fund, returning approximately -3% for the reporting period.
Management views and portfolio holdings may have changed since the report date.
[1]	ETF performance can be expressed on a market price or NAV basis. The returns cited in this section are Market Price Returns. The ETF’s per share NAV is the value of one share of the ETF. NAV is calculated by taking the ETF’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the ETF, and the Market Price Return is based on the market price per share of the ETF. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time). NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the ETF at Market Price and NAV, respectively.

Schwab Target Index Funds  |  Annual Report

Schwab Target 2045 Index Fund
Performance and Fund Facts as of March 31, 2022

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.

Performance of Hypothetical $10,000 Investment (August 25, 2016 – March 31, 2022)1,2

Average Annual Total Returns1,2
Fund and Inception Date	1 Year	5 Years	Since Inception
Schwab Target 2045 Index Fund (8/25/16)	6.11%	10.79%	11.01%
Dow Jones U.S. Total Stock Market IndexSM	11.67%	15.31%	15.59%
Bloomberg US Aggregate Bond Index	-4.15%	2.14%	1.51%
Target 2045 Passive Composite Index	6.48%	10.92%	11.14%
Fund Category: Morningstar Target-Date 2045[3]	4.42%	10.43%	N/A
Fund Expense Ratios[4]: Net 0.08%; Gross 0.13%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
[1]	Fund expenses have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus. Includes 0.05% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.

Schwab Target Index Funds  |  Annual Report

Schwab Target 2045 Index Fund
Performance and Fund Facts as of March 31, 2022 (continued)

Statistics
Number of Holdings	9
Portfolio Turnover Rate	10%
Asset Class Weightings % of Investments1,2

Top Holdings % of Net Assets1,4,5

Portfolio holdings may have changed since the report date.
[1]	The fund intends to primarily invest in affiliated Schwab ETFs and may also invest in affiliated Schwab Funds and unaffiliated third party ETFs and mutual funds (all such ETFs and mutual funds referred to as “underlying funds”).
[2]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[3]	Less than 0.05%.
[4]	This list is not a recommendation of any security by the investment adviser.
[5]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Index Funds  |  Annual Report

Schwab Target 2050 Index Fund as of March 31, 2022

The Schwab Target 2050 Index Fund (the fund) seeks to provide capital appreciation and income consistent with its current asset allocation and seeks to achieve its investment objective by investing primarily in affiliated Schwab exchange-traded funds (ETFs). The fund may also invest in affiliated Schwab Funds and unaffiliated third party ETFs and mutual funds. The target asset allocation is adjusted annually based on the adviser’s asset allocation strategy; as of the last annual adjustment at the beginning of February 2022, the fund’s asset allocation was approximately 92.0% equity securities, 7.3% fixed-income securities, and 0.6% cash and cash equivalents (including money market funds).1 (For portfolio allocations as of the end of this reporting period, please see the fund’s Portfolio Holdings included in this report.)
Market Highlights. For the 12-month reporting period ended March 31, 2022, U.S. equity markets generated positive returns. Despite persisting COVID-19 pandemic-driven stresses on the global economy and the emergence and spread of the Delta variant during the summer and the Omicron variant late in 2021, market tailwinds included strong corporate earnings, ongoing, albeit fading, fiscal stimulus measures, and optimism related to increased COVID-19 vaccination rates. As a result, for the first three quarters of the period, through early January 2022, U.S. equity markets posted mostly steady gains, with several key market indices repeatedly exceeding previous record highs. However, beginning in early 2022, equity markets declined in reaction to growing headwinds including accelerating inflation, an increasing likelihood of higher interest rates, and, in late February 2022, Russia’s invasion of Ukraine, which drove oil prices above $100 per barrel for the first time since 2014 and roiled stock markets around the world. U.S. large-cap stocks outperformed U.S. small-cap stocks, and, among U.S. large-cap stocks, growth stocks outperformed value stocks. Despite exhibiting some volatility, the U.S. dollar rose over the reporting period against a basket of foreign currencies, generally reducing the returns on overseas investments in U.S. dollar terms. After climbing in early 2021 as investors anticipated an accelerating economic recovery resulting from the rollout of COVID-19 vaccines, U.S. bond yields drifted lower from April 2021 through July 2021 on tepid employment reports and growing inflation concerns. However, yields began rising as inflation rates steepened and U.S. Federal Reserve monetary policy shifted. Yields ended March 2022 at reporting period highs, putting downward pressure on bond prices. (Bond yields and bond prices typically move in opposite directions.)
Performance. For the 12-month reporting period ended March 31, 2022, the fund returned 6.37%. The fund’s internally calculated comparative index, the Target 2050 Passive Composite Index (the composite index), returned 6.80% for the same period. The fund’s underperformance relative to the composite index was primarily a result of two underlying funds, the Schwab International Equity ETF and the Schwab Emerging Markets Equity ETF, trading at a discount to their net asset value (NAV) in the reporting period.
Positioning and Strategies.2 The fund’s asset allocations were generally in line with those of the composite index over the reporting period.
The fund’s equity allocation contributed to the total return of the fund. The fund’s U.S. large-cap equity holding, the Schwab U.S. Large-Cap ETF, was the largest contributor to the total return of the fund, returning approximately 14% for the reporting period. The fund’s international equity holding, the Schwab International Equity ETF, also contributed to the total return of the fund, returning approximately 1% for the reporting period. The fund’s emerging markets holding, the Schwab Emerging Markets Equity ETF, was the largest detractor from the total return of the fund, returning approximately -10% for the reporting period. The fund’s U.S. small-cap holding, the Schwab U.S. Small-Cap ETF, also detracted from the total return of the fund, returning approximately -4% for the reporting period.
The fund’s real estate allocation also contributed to the total return of the fund. The Schwab U.S. REIT ETF returned approximately 23% for the reporting period.
The fund’s fixed-income allocation detracted from the total return of the fund. The Schwab U.S. Aggregate Bond ETF, the fund’s intermediate-term bond holding, detracted from the total return of the fund. The Schwab U.S. Aggregate Bond ETF returned approximately -4% for the reporting period. The Schwab Short-Term U.S. Treasury ETF also detracted slightly from the total return of the fund, returning approximately -1% while held by the fund. The Schwab Short-Term U.S. Treasury ETF was removed from the fund in January 2022.
Management views and portfolio holdings may have changed since the report date.
[1]	Percentages may not add up to 100% due to rounding.
[2]	ETF performance can be expressed on a market price or NAV basis. The returns cited in this section are Market Price Returns. The ETF’s per share NAV is the value of one share of the ETF. NAV is calculated by taking the ETF’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the ETF, and the Market Price Return is based on the market price per share of the ETF. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time). NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the ETF at Market Price and NAV, respectively.

Schwab Target Index Funds  |  Annual Report

Schwab Target 2050 Index Fund
Performance and Fund Facts as of March 31, 2022

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.

Performance of Hypothetical $10,000 Investment (August 25, 2016 – March 31, 2022)1,2

Average Annual Total Returns1,2
Fund and Inception Date	1 Year	5 Years	Since Inception
Schwab Target 2050 Index Fund (8/25/16)	6.37%	11.03%	11.28%
Dow Jones U.S. Total Stock Market IndexSM	11.67%	15.31%	15.59%
Bloomberg US Aggregate Bond Index	-4.15%	2.14%	1.51%
Target 2050 Passive Composite Index	6.80%	11.19%	11.43%
Fund Category: Morningstar Target-Date 2050[3]	4.59%	10.55%	N/A
Fund Expense Ratios[4]: Net 0.08%; Gross 0.13%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
[1]	Fund expenses have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus. Includes 0.05% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.

Schwab Target Index Funds  |  Annual Report

Schwab Target 2050 Index Fund
Performance and Fund Facts as of March 31, 2022 (continued)

Statistics
Number of Holdings	8
Portfolio Turnover Rate	8%
Asset Class Weightings % of Investments1,2

Top Holdings % of Net Assets1,4,5

Portfolio holdings may have changed since the report date.
[1]	The fund intends to primarily invest in affiliated Schwab ETFs and may also invest in affiliated Schwab Funds and unaffiliated third party ETFs and mutual funds (all such ETFs and mutual funds referred to as “underlying funds”).
[2]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[3]	Less than 0.05%.
[4]	This list is not a recommendation of any security by the investment adviser.
[5]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Index Funds  |  Annual Report

Schwab Target 2055 Index Fund as of March 31, 2022

The Schwab Target 2055 Index Fund (the fund) seeks to provide capital appreciation and income consistent with its current asset allocation and seeks to achieve its investment objective by investing primarily in affiliated Schwab exchange-traded funds (ETFs). The fund may also invest in affiliated Schwab Funds and unaffiliated third party ETFs and mutual funds. The target asset allocation is adjusted annually based on the adviser’s asset allocation strategy; as of the last annual adjustment at the beginning of February 2022, the fund’s asset allocation was approximately 94.2% equity securities, 5.3% fixed-income securities, and 0.5% cash and cash equivalents (including money market funds). (For portfolio allocations as of the end of this reporting period, please see the fund’s Portfolio Holdings included in this report.)
Market Highlights. For the 12-month reporting period ended March 31, 2022, U.S. equity markets generated positive returns. Despite persisting COVID-19 pandemic-driven stresses on the global economy and the emergence and spread of the Delta variant during the summer and the Omicron variant late in 2021, market tailwinds included strong corporate earnings, ongoing, albeit fading, fiscal stimulus measures, and optimism related to increased COVID-19 vaccination rates. As a result, for the first three quarters of the period, through early January 2022, U.S. equity markets posted mostly steady gains, with several key market indices repeatedly exceeding previous record highs. However, beginning in early 2022, equity markets declined in reaction to growing headwinds including accelerating inflation, an increasing likelihood of higher interest rates, and, in late February 2022, Russia’s invasion of Ukraine, which drove oil prices above $100 per barrel for the first time since 2014 and roiled stock markets around the world. U.S. large-cap stocks outperformed U.S. small-cap stocks, and, among U.S. large-cap stocks, growth stocks outperformed value stocks. Despite exhibiting some volatility, the U.S. dollar rose over the reporting period against a basket of foreign currencies, generally reducing the returns on overseas investments in U.S. dollar terms. After climbing in early 2021 as investors anticipated an accelerating economic recovery resulting from the rollout of COVID-19 vaccines, U.S. bond yields drifted lower from April 2021 through July 2021 on tepid employment reports and growing inflation concerns. However, yields began rising as inflation rates steepened and U.S. Federal Reserve monetary policy shifted. Yields ended March 2022 at reporting period highs, putting downward pressure on bond prices. (Bond yields and bond prices typically move in opposite directions.)
Performance. For the 12-month reporting period ended March 31, 2022, the fund returned 6.51%. The fund’s internally calculated comparative index, the Target 2055 Passive Composite Index (the composite index), returned 7.00% for the same period. The fund’s underperformance relative to the composite index was primarily a result of two underlying funds, the Schwab International Equity ETF and the Schwab Emerging Markets Equity ETF, trading at a discount to their net asset value (NAV) in the reporting period.
Positioning and Strategies.1 The fund’s asset allocations were generally in line with those of the composite index over the reporting period.
The fund’s equity allocation contributed to the total return of the fund. The fund’s U.S. large-cap equity holding, the Schwab U.S. Large-Cap ETF, was the largest contributor to the total return of the fund, returning approximately 14% for the reporting period. The fund’s international equity holding, the Schwab International Equity ETF, also contributed to the total return of the fund, returning approximately 1% for the reporting period. The fund’s emerging markets holding, the Schwab Emerging Markets Equity ETF, was the largest detractor from the total return of the fund, returning approximately -10% for the reporting period. The fund’s U.S. small-cap holding, the Schwab U.S. Small-Cap ETF, also detracted from the total return of the fund, returning approximately -4% for the reporting period.
The fund’s real estate allocation also contributed to the total return of the fund. The Schwab U.S. REIT ETF returned approximately 23% for the reporting period.
The fund’s fixed-income allocation detracted from the total return of the fund. The Schwab U.S. Aggregate Bond ETF, the fund’s intermediate-term bond holding, detracted from the total return of the fund. The Schwab U.S. Aggregate Bond ETF returned approximately -4% for the reporting period. The Schwab Short-Term U.S. Treasury ETF also detracted slightly from the total return of the fund, returning approximately -1% while held by the fund. The Schwab Short-Term U.S. Treasury ETF was removed from the fund in January 2022.
Management views and portfolio holdings may have changed since the report date.
[1]	ETF performance can be expressed on a market price or NAV basis. The returns cited in this section are Market Price Returns. The ETF’s per share NAV is the value of one share of the ETF. NAV is calculated by taking the ETF’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the ETF, and the Market Price Return is based on the market price per share of the ETF. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time). NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the ETF at Market Price and NAV, respectively.

Schwab Target Index Funds  |  Annual Report

Schwab Target 2055 Index Fund
Performance and Fund Facts as of March 31, 2022

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.

Performance of Hypothetical $10,000 Investment (August 25, 2016 – March 31, 2022)1,2

Average Annual Total Returns1,2
Fund and Inception Date	1 Year	5 Years	Since Inception
Schwab Target 2055 Index Fund (8/25/16)	6.51%	11.23%	11.51%
Dow Jones U.S. Total Stock Market IndexSM	11.67%	15.31%	15.59%
Bloomberg US Aggregate Bond Index	-4.15%	2.14%	1.51%
Target 2055 Passive Composite Index	7.00%	11.39%	11.66%
Fund Category: Morningstar Target-Date 2055[3]	4.64%	10.66%	N/A
Fund Expense Ratios[4]: Net 0.08%; Gross 0.13%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
[1]	Fund expenses have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus. Includes 0.05% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.

Schwab Target Index Funds  |  Annual Report

Schwab Target 2055 Index Fund
Performance and Fund Facts as of March 31, 2022 (continued)

Statistics
Number of Holdings	8
Portfolio Turnover Rate	7%
Asset Class Weightings % of Investments1,2

Top Holdings % of Net Assets1,4,5

Portfolio holdings may have changed since the report date.
[1]	The fund intends to primarily invest in affiliated Schwab ETFs and may also invest in affiliated Schwab Funds and unaffiliated third party ETFs and mutual funds (all such ETFs and mutual funds referred to as “underlying funds”).
[2]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[3]	Less than 0.05%.
[4]	This list is not a recommendation of any security by the investment adviser.
[5]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Index Funds  |  Annual Report

Schwab Target 2060 Index Fund as of March 31, 2022

The Schwab Target 2060 Index Fund (the fund) seeks to provide capital appreciation and income consistent with its current asset allocation and seeks to achieve its investment objective by investing primarily in affiliated Schwab exchange-traded funds (ETFs). The fund may also invest in affiliated Schwab Funds and unaffiliated third party ETFs and mutual funds. The target asset allocation is adjusted annually based on the adviser’s asset allocation strategy; as of the last annual adjustment at the beginning of February 2022, the fund’s asset allocation was approximately 96.2% equity securities, 3.3% fixed-income securities, and 0.5% cash and cash equivalents (including money market funds). (For portfolio allocations as of the end of this reporting period, please see the fund’s Portfolio Holdings included in this report.)
Market Highlights. For the 12-month reporting period ended March 31, 2022, U.S. equity markets generated positive returns. Despite persisting COVID-19 pandemic-driven stresses on the global economy and the emergence and spread of the Delta variant during the summer and the Omicron variant late in 2021, market tailwinds included strong corporate earnings, ongoing, albeit fading, fiscal stimulus measures, and optimism related to increased COVID-19 vaccination rates. As a result, for the first three quarters of the period, through early January 2022, U.S. equity markets posted mostly steady gains, with several key market indices repeatedly exceeding previous record highs. However, beginning in early 2022, equity markets declined in reaction to growing headwinds including accelerating inflation, an increasing likelihood of higher interest rates, and, in late February 2022, Russia’s invasion of Ukraine, which drove oil prices above $100 per barrel for the first time since 2014 and roiled stock markets around the world. U.S. large-cap stocks outperformed U.S. small-cap stocks, and, among U.S. large-cap stocks, growth stocks outperformed value stocks. Despite exhibiting some volatility, the U.S. dollar rose over the reporting period against a basket of foreign currencies, generally reducing the returns on overseas investments in U.S. dollar terms. After climbing in early 2021 as investors anticipated an accelerating economic recovery resulting from the rollout of COVID-19 vaccines, U.S. bond yields drifted lower from April 2021 through July 2021 on tepid employment reports and growing inflation concerns. However, yields began rising as inflation rates steepened and U.S. Federal Reserve monetary policy shifted. Yields ended March 2022 at reporting period highs, putting downward pressure on bond prices. (Bond yields and bond prices typically move in opposite directions.)
Performance. For the 12-month reporting period ended March 31, 2022, the fund returned 6.74%. The fund’s internally calculated comparative index, the Target 2060 Passive Composite Index (the composite index), returned 7.19% for the same period. The fund’s underperformance relative to the composite index was primarily a result of two underlying funds, the Schwab International Equity ETF and the Schwab Emerging Markets Equity ETF, trading at a discount to their net asset value (NAV) in the reporting period.
Positioning and Strategies.1 The fund’s asset allocations were generally in line with those of the composite index over the reporting period.
The fund’s equity allocation contributed to the total return of the fund. The fund’s U.S. large-cap equity holding, the Schwab U.S. Large-Cap ETF, was the largest contributor to the total return of the fund, returning approximately 14% for the reporting period. The fund’s international equity holding, the Schwab International Equity ETF, also contributed to the total return of the fund, returning approximately 1% for the reporting period. The fund’s emerging markets holding, the Schwab Emerging Markets Equity ETF, was the largest detractor from the total return of the fund, returning approximately -10% for the reporting period. The fund’s U.S. small-cap holding, the Schwab U.S. Small-Cap ETF, also detracted from the total return of the fund, returning approximately -4% for the reporting period.
The fund’s real estate allocation also contributed to the total return of the fund. The Schwab U.S. REIT ETF returned approximately 23% for the reporting period.
The fund’s fixed-income allocation detracted from the total return of the fund. The Schwab U.S. Aggregate Bond ETF, the fund’s intermediate-term bond holding, detracted from the total return of the fund. The Schwab U.S. Aggregate Bond ETF returned approximately -4% for the reporting period. The Schwab Short-Term U.S. Treasury ETF also detracted slightly from the total return of the fund, returning approximately -1% while held by the fund. The Schwab Short-Term U.S. Treasury ETF was removed from the fund in January 2022.
Management views and portfolio holdings may have changed since the report date.
[1]	ETF performance can be expressed on a market price or NAV basis. The returns cited in this section are Market Price Returns. The ETF’s per share NAV is the value of one share of the ETF. NAV is calculated by taking the ETF’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the ETF, and the Market Price Return is based on the market price per share of the ETF. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time). NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the ETF at Market Price and NAV, respectively.

Schwab Target Index Funds  |  Annual Report

Schwab Target 2060 Index Fund
Performance and Fund Facts as of March 31, 2022

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.

Performance of Hypothetical $10,000 Investment (August 25, 2016 – March 31, 2022)1,2

Average Annual Total Returns1,2
Fund and Inception Date	1 Year	5 Years	Since Inception
Schwab Target 2060 Index Fund (8/25/16)	6.74%	11.37%	11.64%
Dow Jones U.S. Total Stock Market IndexSM	11.67%	15.31%	15.59%
Bloomberg US Aggregate Bond Index	-4.15%	2.14%	1.51%
Target 2060 Passive Composite Index	7.19%	11.54%	11.80%
Fund Category: Morningstar Target-Date 2060[3]	4.72%	10.72%	N/A
Fund Expense Ratios[4]: Net 0.08%; Gross 0.13%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
[1]	Fund expenses have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus. Includes 0.05% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.

Schwab Target Index Funds  |  Annual Report

Schwab Target 2060 Index Fund
Performance and Fund Facts as of March 31, 2022 (continued)

Statistics
Number of Holdings	7
Portfolio Turnover Rate	6%
Asset Class Weightings % of Investments1,2

Top Holdings % of Net Assets1,3,4

Portfolio holdings may have changed since the report date.
[1]	The fund intends to primarily invest in affiliated Schwab ETFs and may also invest in affiliated Schwab Funds and unaffiliated third party ETFs and mutual funds (all such ETFs and mutual funds referred to as “underlying funds”).
[2]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[3]	This list is not a recommendation of any security by the investment adviser.
[4]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Index Funds  |  Annual Report

Schwab Target 2065 Index Fund as of March 31, 2022

The Schwab Target 2065 Index Fund (the fund) seeks to provide capital appreciation and income consistent with its current asset allocation and seeks to achieve its investment objective by investing primarily in affiliated Schwab exchange-traded funds (ETFs). The fund may also invest in affiliated Schwab Funds and unaffiliated third party ETFs and mutual funds. The target asset allocation is adjusted annually based on the adviser’s asset allocation strategy; as of the last annual adjustment at the beginning of February 2022, the fund’s asset allocation was approximately 97.0% equity securities, 2.5% fixed-income securities, and 0.5% cash and cash equivalents (including money market funds). (For portfolio allocations as of the end of this reporting period, please see the fund’s Portfolio Holdings included in this report.)
Market Highlights. For the 12-month reporting period ended March 31, 2022, U.S. equity markets generated positive returns. Despite persisting COVID-19 pandemic-driven stresses on the global economy and the emergence and spread of the Delta variant during the summer and the Omicron variant late in 2021, market tailwinds included strong corporate earnings, ongoing, albeit fading, fiscal stimulus measures, and optimism related to increased COVID-19 vaccination rates. As a result, for the first three quarters of the period, through early January 2022, U.S. equity markets posted mostly steady gains, with several key market indices repeatedly exceeding previous record highs. However, beginning in early 2022, equity markets declined in reaction to growing headwinds including accelerating inflation, an increasing likelihood of higher interest rates, and, in late February 2022, Russia’s invasion of Ukraine, which drove oil prices above $100 per barrel for the first time since 2014 and roiled stock markets around the world. U.S. large-cap stocks outperformed U.S. small-cap stocks, and, among U.S. large-cap stocks, growth stocks outperformed value stocks. Despite exhibiting some volatility, the U.S. dollar rose over the reporting period against a basket of foreign currencies, generally reducing the returns on overseas investments in U.S. dollar terms. After climbing in early 2021 as investors anticipated an accelerating economic recovery resulting from the rollout of COVID-19 vaccines, U.S. bond yields drifted lower from April 2021 through July 2021 on tepid employment reports and growing inflation concerns. However, yields began rising as inflation rates steepened and U.S. Federal Reserve monetary policy shifted. Yields ended March 2022 at reporting period highs, putting downward pressure on bond prices. (Bond yields and bond prices typically move in opposite directions.)
Performance. For the 12-month reporting period ended March 31, 2022, the fund returned 6.69%. The fund’s internally calculated comparative index, the Target 2065 Passive Composite Index (the composite index), returned 7.24% for the same period. The fund’s underperformance relative to the composite index was primarily a result of two underlying funds, the Schwab International Equity ETF and the Schwab Emerging Markets Equity ETF, trading at a discount to their net asset value (NAV) in the reporting period.
Positioning and Strategies.1 The fund’s asset allocations were generally in line with those of the composite index over the reporting period.
The fund’s equity allocation contributed to the total return of the fund. The fund’s U.S. large-cap equity holding, the Schwab U.S. Large-Cap ETF, was the largest contributor to the total return of the fund, returning approximately 14% for the reporting period. The fund’s international equity holding, the Schwab International Equity ETF, also contributed to the total return of the fund, returning approximately 1% for the reporting period. The fund’s emerging markets holding, the Schwab Emerging Markets Equity ETF, was the largest detractor from the total return of the fund, returning approximately -10% for the reporting period. The fund’s U.S. small-cap holding, the Schwab U.S. Small-Cap ETF, also detracted from the total return of the fund, returning approximately -4% for the reporting period.
The fund’s real estate allocation also contributed to the total return of the fund. The Schwab U.S. REIT ETF returned approximately 23% for the reporting period.
The fund’s fixed-income allocation detracted from the total return of the fund. The Schwab U.S. Aggregate Bond ETF, the fund’s intermediate-term bond holding, detracted from the total return of the fund. The Schwab U.S. Aggregate Bond ETF returned approximately -4% for the reporting period. The Schwab Short-Term U.S. Treasury ETF also detracted slightly from the total return of the fund, returning approximately -1% while held by the fund. The Schwab Short-Term U.S. Treasury ETF was removed from the fund in January 2022.
Management views and portfolio holdings may have changed since the report date.
[1]	ETF performance can be expressed on a market price or NAV basis. The returns cited in this section are Market Price Returns. The ETF’s per share NAV is the value of one share of the ETF. NAV is calculated by taking the ETF’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the ETF, and the Market Price Return is based on the market price per share of the ETF. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time). NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the ETF at Market Price and NAV, respectively.

Schwab Target Index Funds  |  Annual Report

Schwab Target 2065 Index Fund
Performance and Fund Facts as of March 31, 2022

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.

Performance of Hypothetical $10,000 Investment (February 25, 2021 – March 31, 2022)1

Average Annual Total Returns1
Fund and Inception Date	1 Year	Since Inception
Schwab Target 2065 Index Fund (2/25/21)	6.69%	8.14%
Dow Jones U.S. Total Stock Market IndexSM	11.67%	13.83%
Bloomberg US Aggregate Bond Index	-4.15%	-4.18%
Target 2065 Passive Composite Index	7.24%	8.03%
Fund Category: Morningstar Target-Date 2065+[2]	4.72%	N/A
Fund Expense Ratios[3]: Net 0.08%; Gross 0.13%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
[1]	Fund expenses have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes 0.05% of acquired fund fees and expenses (AFFE), which are based on estimated amounts for the current fiscal year and are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.

Schwab Target Index Funds  |  Annual Report

Schwab Target 2065 Index Fund
Performance and Fund Facts as of March 31, 2022 (continued)

Statistics
Number of Holdings	8
Portfolio Turnover Rate	19%
Asset Class Weightings % of Investments1,2

Top Holdings % of Net Assets1,3,4

Portfolio holdings may have changed since the report date.
[1]	The fund intends to primarily invest in affiliated Schwab ETFs and may also invest in affiliated Schwab Funds and unaffiliated third party ETFs and mutual funds (all such ETFs and mutual funds referred to as “underlying funds”).
[2]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[3]	This list is not a recommendation of any security by the investment adviser.
[4]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Index Funds  |  Annual Report

Schwab Target Index Funds
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning October 1, 2021 and held through March 31, 2022.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	EXPENSE RATIO (ANNUALIZED)[1,2]	EFFECTIVE EXPENSE RATIO (ANNUALIZED)[3,4]	BEGINNING ACCOUNT VALUE AT 10/1/21	ENDING ACCOUNT VALUE (NET OF EXPENSES) AT 3/31/22[2]	EXPENSES PAID DURING PERIOD 10/1/21-3/31/22[2,5]	EFFECTIVE EXPENSES PAID DURING PERIOD 10/1/21-3/31/22[4,5]
Schwab Target 2010 Index Fund
Actual Return	0.03%	0.08%	$1,000.00	$ 980.20	$0.15	$0.39
Hypothetical 5% Return	0.03%	0.08%	$1,000.00	$1,024.78	$0.15	$0.40
Schwab Target 2015 Index Fund
Actual Return	0.03%	0.08%	$1,000.00	$ 981.70	$0.15	$0.40
Hypothetical 5% Return	0.03%	0.08%	$1,000.00	$1,024.78	$0.15	$0.40
Schwab Target 2020 Index Fund
Actual Return	0.03%	0.08%	$1,000.00	$ 982.80	$0.15	$0.40
Hypothetical 5% Return	0.03%	0.08%	$1,000.00	$1,024.78	$0.15	$0.40
Schwab Target 2025 Index Fund
Actual Return	0.04%	0.08%	$1,000.00	$ 987.40	$0.20	$0.40
Hypothetical 5% Return	0.04%	0.08%	$1,000.00	$1,024.73	$0.20	$0.40
Schwab Target 2030 Index Fund
Actual Return	0.04%	0.08%	$1,000.00	$ 993.50	$0.20	$0.40
Hypothetical 5% Return	0.04%	0.08%	$1,000.00	$1,024.73	$0.20	$0.40
Schwab Target 2035 Index Fund
Actual Return	0.04%	0.08%	$1,000.00	$ 997.80	$0.20	$0.40
Hypothetical 5% Return	0.04%	0.08%	$1,000.00	$1,024.73	$0.20	$0.40
Schwab Target 2040 Index Fund
Actual Return	0.04%	0.08%	$1,000.00	$1,001.40	$0.20	$0.40
Hypothetical 5% Return	0.04%	0.08%	$1,000.00	$1,024.73	$0.20	$0.40
Schwab Target 2045 Index Fund
Actual Return	0.03%	0.08%	$1,000.00	$1,004.40	$0.15	$0.40
Hypothetical 5% Return	0.03%	0.08%	$1,000.00	$1,024.78	$0.15	$0.40
Schwab Target 2050 Index Fund
Actual Return	0.03%	0.08%	$1,000.00	$1,005.50	$0.15	$0.40
Hypothetical 5% Return	0.03%	0.08%	$1,000.00	$1,024.78	$0.15	$0.40
Schwab Target 2055 Index Fund
Actual Return	0.03%	0.08%	$1,000.00	$1,006.80	$0.15	$0.40
Hypothetical 5% Return	0.03%	0.08%	$1,000.00	$1,024.78	$0.15	$0.40
Schwab Target 2060 Index Fund
Actual Return	0.03%	0.08%	$1,000.00	$1,008.00	$0.15	$0.40
Hypothetical 5% Return	0.03%	0.08%	$1,000.00	$1,024.78	$0.15	$0.40

Schwab Target Index Funds  |  Annual Report

Schwab Target Index Funds
Fund Expenses (Unaudited) (continued)

	EXPENSE RATIO (ANNUALIZED)[1,2]	EFFECTIVE EXPENSE RATIO (ANNUALIZED)[3,4]	BEGINNING ACCOUNT VALUE AT 10/1/21	ENDING ACCOUNT VALUE (NET OF EXPENSES) AT 3/31/22[2]	EXPENSES PAID DURING PERIOD 10/1/21-3/31/22[2,5]	EFFECTIVE EXPENSES PAID DURING PERIOD 10/1/21-3/31/22[4,5]
Schwab Target 2065 Index Fund
Actual Return	0.03%	0.08%	$1,000.00	$1,007.70	$0.15	$0.40
Hypothetical 5% Return	0.03%	0.08%	$1,000.00	$1,024.78	$0.15	$0.40

[1]	Based on the most recent six-month expense ratio.
[2]	Excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[3]	Based on the most recent six-month acquired fund fees and expenses and the expense ratio; may differ from the acquired fund fees and expenses and the expense ratios in the prospectus.
[4]	Includes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[5]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 182 days of the period, and divided by the 365 days of the fiscal year.

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Schwab Target 2010 Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS
	4/1/21– 3/31/22	4/1/20– 3/31/21	4/1/19– 3/31/20	4/1/18– 3/31/19	4/1/17– 3/31/18[1]
Per-Share Data
Net asset value at beginning of period	$12.49	$10.70	$10.88	$10.59	$10.15
Income (loss) from investment operations:
Net investment income (loss)[2]	0.25	0.22	0.27	0.27	0.22
Net realized and unrealized gains (losses)	(0.04)	1.82	(0.19)	0.23	0.34
Total from investment operations	0.21	2.04	0.08	0.50	0.56
Less distributions:
Distributions from net investment income	(0.25)	(0.21)	(0.25)	(0.20)	(0.12)
Distributions from net realized gains	(0.08)	(0.04)	(0.01)	(0.01)	(0.00) [3]
Total distributions	(0.33)	(0.25)	(0.26)	(0.21)	(0.12)
Net asset value at end of period	$12.37	$12.49	$10.70	$10.88	$10.59
Total return	1.55%	19.04%	0.58%	4.81%	5.57%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[4]	0.03%	0.03%	0.03%	0.03%	0.03%
Gross operating expenses[4]	0.08%	0.08%	0.08%	0.08%	0.08%
Net investment income (loss)	1.90%	1.83%	2.43%	2.53%	2.11%
Portfolio turnover rate	27%	21%	19%	30%	28%
Net assets, end of period (x 1,000)	$55,048	$55,137	$35,614	$25,391	$14,185

[1]	Effective July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Institutional Shares.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Per-share amount was less than $0.005.
[4]	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.05%, 0.05%, 0.05%, 0.05% and 0.05%, respectively, for the periods ended March 31, 2022 March 31, 2021, March 31, 2020, March 31, 2019 and March 31, 2018 (see financial note 4).

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Schwab Target 2010 Index Fund
Portfolio Holdings  as of March 31, 2022

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com.The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
AFFILIATED UNDERLYING FUNDS 99.2% OF NET ASSETS

U.S. Stocks 25.2%
Large-Cap 23.7%
Schwab U.S. Large-Cap ETF	242,519	13,059,648
Small-Cap 1.5%
Schwab U.S. Small-Cap ETF	17,121	810,851
		13,870,499

International Stocks 9.6%
Developed Markets 9.6%
Schwab International Equity ETF	143,286	5,261,462

Real Estate 2.6%
U.S. REITs 2.6%
Schwab U.S. REIT ETF	57,971	1,442,898

Fixed Income 58.1%
Inflation-Protected Bond 6.2%
Schwab U.S. TIPS ETF	56,641	3,438,675
Intermediate-Term Bond 43.2%
Schwab U.S. Aggregate Bond ETF	470,140	23,774,980
Treasury Bond 8.7%
Schwab Short-Term U.S. Treasury ETF	96,116	4,761,586
		31,975,241

SECURITY	NUMBER OF SHARES	VALUE ($)
Money Market Funds 3.7%
Schwab Variable Share Price Money Fund, Ultra Shares 0.20% (a)	2,037,571	2,037,571
Total Affiliated Underlying Funds (Cost $48,646,873)		54,587,671

ISSUER	FACE AMOUNT ($)	VALUE ($)
SHORT-TERM INVESTMENTS 0.7% OF NET ASSETS

Time Deposits 0.7%
Sumitomo Mitsui Trust Bank, Ltd.
0.15%, 04/01/22 (b)	409,193	409,193
Total Short-Term Investments (Cost $409,193)		409,193
Total Investments in Securities (Cost $49,056,066)		54,996,864

(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF —	Exchange traded fund
REIT —	Real Estate Investment Trust
TIPS —	Treasury Inflation Protected Securities

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Schwab Target 2010 Index Fund
Portfolio Holdings  as of March 31, 2022 (continued)

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended March 31, 2022:
	VALUE AT 3/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 3/31/22	BALANCE OF SHARES HELD AT 3/31/22	DISTRIBUTIONS RECEIVED*
AFFILIATED UNDERLYING FUNDS 99.2% OF NET ASSETS

U.S. Stocks 25.2%
Large-Cap 23.7%
Schwab U.S. Large-Cap ETF	$12,348,690	$4,106,796	($4,950,980)	$431,147	$1,123,995	$13,059,648	242,519	$173,715
Small-Cap 1.5%
Schwab U.S. Small-Cap ETF	799,851	243,264	(195,257)	4,512	(41,519)	810,851	17,121	9,183
						13,870,499

International Stocks 9.6%
Developed Markets 9.6%
Schwab International Equity ETF	5,021,292	1,455,081	(1,102,805)	21,371	(133,477)	5,261,462	143,286	169,391

Real Estate 2.6%
U.S. REITs 2.6%
Schwab U.S. REIT ETF	952,795	554,646	(279,533)	28,977	186,013	1,442,898	57,971	18,767

Fixed Income 58.1%
Inflation-Protected Bond 6.2%
Schwab U.S. TIPS ETF	3,603,364	574,357	(716,489)	(1,517)	(21,040)	3,438,675	56,641	183,660
Intermediate-Term Bond 43.2%
Schwab U.S. Aggregate Bond ETF	24,867,066	7,263,572	(6,724,136)	(277,233)	(1,354,289)	23,774,980	470,140	555,989
Treasury Bond 8.7%
Schwab Short-Term U.S. Treasury ETF	4,941,717	1,255,572	(1,258,858)	(17,138)	(159,707)	4,761,586	96,116	19,200
						31,975,241

Money Market Funds 3.7%
Schwab Variable Share Price Money Fund, Ultra Shares	2,037,532	650	—	—	(611)	2,037,571	2,037,571	766
Total Affiliated Underlying Funds	$54,572,307	$15,453,938	($15,228,058)	$190,119	($400,635)	$54,587,671		$1,130,671

*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of March 31, 2022 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Affiliated Underlying Funds[1]	$54,587,671	$—	$—	$54,587,671
Short-Term Investments[1]	—	409,193	—	409,193
Total	$54,587,671	$409,193	$—	$54,996,864

[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

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Schwab Target 2010 Index Fund
Statement of Assets and Liabilities

As of March 31, 2022
Assets
Investments in securities, at value - affiliated (cost $48,646,873)		$54,587,671
Investments in securities, at value - unaffiliated (cost $409,193)		409,193
Receivables:
Investments sold		701,158
Fund shares sold		71,657
Dividends	+	144
Total assets		55,769,823
Liabilities
Payables:
Investments bought		547,291
Fund shares redeemed		172,739
Investment adviser fees	+	1,565
Total liabilities		721,595
Net assets		$55,048,228
Net Assets by Source
Capital received from investors		$49,544,915
Total distributable earnings	+	5,503,313
Net assets		$55,048,228

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$55,048,228		4,451,055		$12.37

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Schwab Target 2010 Index Fund
Statement of Operations

For the period April 1, 2021 through March 31, 2022
Investment Income
Dividends received from securities - affiliated		$1,130,671
Interest received from securities - unaffiliated	+	110
Total investment income		1,130,781
Expenses
Investment adviser fees		46,677
Total expenses		46,677
Expense reduction	–	27,075
Net expenses	–	19,602
Net investment income		1,111,179
REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - affiliated		190,119
Net change in unrealized appreciation (depreciation) on securities - affiliated	+	(400,635)
Net realized and unrealized losses		(210,516)
Increase in net assets resulting from operations		$900,663

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Schwab Target 2010 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	4/1/21-3/31/22		4/1/20-3/31/21
Net investment income		$1,111,179	$834,578
Net realized gains		190,119	68,428
Net change in unrealized appreciation (depreciation)	+	(400,635)	6,372,932
Increase in net assets resulting from operations		$900,663	$7,275,938
DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($1,460,719)	($992,119)

TRANSACTIONS IN FUND SHARES
	4/1/21-3/31/22			4/1/20-3/31/21
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,420,137	$18,277,254	2,108,080	$25,488,388
Shares reinvested		104,962	1,363,444	75,235	935,167
Shares redeemed	+	(1,490,015)	(19,169,445)	(1,096,596)	(13,184,147)
Net transactions in fund shares		35,084	$471,253	1,086,719	$13,239,408
SHARES OUTSTANDING AND NET ASSETS
	4/1/21-3/31/22			4/1/20-3/31/21
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		4,415,971	$55,137,031	3,329,252	$35,613,804
Total increase (decrease)	+	35,084	(88,803)	1,086,719	19,523,227
End of period		4,451,055	$55,048,228	4,415,971	$55,137,031

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Schwab Target 2015 Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS
	4/1/21– 3/31/22	4/1/20– 3/31/21	4/1/19– 3/31/20	4/1/18– 3/31/19	4/1/17– 3/31/18[1]
Per-Share Data
Net asset value at beginning of period	$12.58	$10.68	$10.92	$10.61	$10.17
Income (loss) from investment operations:
Net investment income (loss)[2]	0.25	0.22	0.28	0.27	0.22
Net realized and unrealized gains (losses)	0.01 [3]	1.97	(0.26)	0.22	0.38
Total from investment operations	0.26	2.19	0.02	0.49	0.60
Less distributions:
Distributions from net investment income	(0.25)	(0.22)	(0.25)	(0.17)	(0.15)
Distributions from net realized gains	(0.11)	(0.07)	(0.01)	(0.01)	(0.01)
Total distributions	(0.36)	(0.29)	(0.26)	(0.18)	(0.16)
Net asset value at end of period	$12.48	$12.58	$10.68	$10.92	$10.61
Total return	1.92%	20.52%	(0.02%)	4.74%	5.83%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[4]	0.03%	0.04%	0.03%	0.03%	0.03%
Gross operating expenses[4]	0.08%	0.08%	0.08%	0.08%	0.08%
Net investment income (loss)	1.91%	1.85%	2.45%	2.54%	2.06%
Portfolio turnover rate	23%	30%	24%	29%	47%
Net assets, end of period (x 1,000)	$75,362	$73,384	$57,790	$45,688	$20,229

[1]	Effective July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Institutional Shares.
[2]	Calculated based on the average shares outstanding during the period.
[3]	The per share amount does not accord with the change in aggregate gains and losses in securities during the period because of the timing of sales and repurchases of fund shares in relation to fluctuating market values.
[4]	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.05%, 0.04%, 0.05%, 0.05% and 0.05%, respectively, for the periods ended March 31, 2022 March 31, 2021, March 31, 2020, March 31, 2019 and March 31, 2018 (see financial note 4).

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Schwab Target 2015 Index Fund
Portfolio Holdings  as of March 31, 2022

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com.The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
AFFILIATED UNDERLYING FUNDS 99.1% OF NET ASSETS

U.S. Stocks 27.2%
Large-Cap 25.6%
Schwab U.S. Large-Cap ETF	358,123	19,284,923
Small-Cap 1.6%
Schwab U.S. Small-Cap ETF	26,296	1,245,379
		20,530,302

International Stocks 10.8%
Developed Markets 10.8%
Schwab International Equity ETF	221,992	8,151,546

Real Estate 2.9%
U.S. REITs 2.9%
Schwab U.S. REIT ETF	87,198	2,170,358

Fixed Income 55.0%
Inflation-Protected Bond 5.9%
Schwab U.S. TIPS ETF	73,117	4,438,933
Intermediate-Term Bond 41.1%
Schwab U.S. Aggregate Bond ETF	612,100	30,953,897
Treasury Bond 8.0%
Schwab Short-Term U.S. Treasury ETF	122,011	6,044,425
		41,437,255

SECURITY	NUMBER OF SHARES	VALUE ($)
Money Market Funds 3.2%
Schwab Variable Share Price Money Fund, Ultra Shares 0.20% (a)	2,436,557	2,436,557
Total Affiliated Underlying Funds (Cost $65,352,436)		74,726,018

ISSUER	FACE AMOUNT ($)	VALUE ($)
SHORT-TERM INVESTMENTS 1.0% OF NET ASSETS

Time Deposits 1.0%
Sumitomo Mitsui Trust Bank, Ltd.
0.15%, 04/01/22 (b)	722,379	722,379
Total Short-Term Investments (Cost $722,379)		722,379
Total Investments in Securities (Cost $66,074,815)		75,448,397

(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF —	Exchange traded fund
REIT —	Real Estate Investment Trust
TIPS —	Treasury Inflation Protected Securities

Schwab Target Index Funds  |  Annual Report
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Schwab Target 2015 Index Fund
Portfolio Holdings  as of March 31, 2022 (continued)

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended March 31, 2022:
	VALUE AT 3/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 3/31/22	BALANCE OF SHARES HELD AT 3/31/22	DISTRIBUTIONS RECEIVED*
AFFILIATED UNDERLYING FUNDS 99.1% OF NET ASSETS

U.S. Stocks 27.2%
Large-Cap 25.6%
Schwab U.S. Large-Cap ETF	$17,590,679	$5,853,095	($6,373,217)	$579,615	$1,634,751	$19,284,923	358,123	$247,183
Small-Cap 1.6%
Schwab U.S. Small-Cap ETF	1,170,824	260,915	(127,030)	(3,214)	(56,116)	1,245,379	26,296	13,704
						20,530,302

International Stocks 10.8%
Developed Markets 10.8%
Schwab International Equity ETF	7,511,284	2,283,990	(1,460,994)	33,329	(216,063)	8,151,546	221,992	257,330

Real Estate 2.9%
U.S. REITs 2.9%
Schwab U.S. REIT ETF	1,382,802	1,057,958	(581,800)	35,175	276,223	2,170,358	87,198	26,946

Fixed Income 55.0%
Inflation-Protected Bond 5.9%
Schwab U.S. TIPS ETF	4,572,933	697,297	(799,719)	(1,994)	(29,584)	4,438,933	73,117	232,964
Intermediate-Term Bond 41.1%
Schwab U.S. Aggregate Bond ETF	31,762,091	8,474,846	(7,176,110)	(295,426)	(1,811,504)	30,953,897	612,100	713,559
Treasury Bond 8.0%
Schwab Short-Term U.S. Treasury ETF	6,191,783	1,072,902	(996,998)	(13,909)	(209,353)	6,044,425	122,011	24,101
						41,437,255

Money Market Funds 3.2%
Schwab Variable Share Price Money Fund, Ultra Shares	2,436,510	778	—	—	(731)	2,436,557	2,436,557	917
Total Affiliated Underlying Funds	$72,618,906	$19,701,781	($17,515,868)	$333,576	($412,377)	$74,726,018		$1,516,704

*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of March 31, 2022 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Affiliated Underlying Funds[1]	$74,726,018	$—	$—	$74,726,018
Short-Term Investments[1]	—	722,379	—	722,379
Total	$74,726,018	$722,379	$—	$75,448,397

[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Target Index Funds  |  Annual Report
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Schwab Target 2015 Index Fund
Statement of Assets and Liabilities

As of March 31, 2022
Assets
Investments in securities, at value - affiliated (cost $65,352,436)		$74,726,018
Investments in securities, at value - unaffiliated (cost $722,379)		722,379
Receivables:
Investments sold		811,671
Fund shares sold		13,188
Dividends	+	178
Total assets		76,273,434
Liabilities
Payables:
Investments bought		906,273
Fund shares redeemed		2,563
Investment adviser fees	+	2,177
Total liabilities		911,013
Net assets		$75,362,421
Net Assets by Source
Capital received from investors		$66,536,252
Total distributable earnings	+	8,826,169
Net assets		$75,362,421

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$75,362,421		6,040,766		$12.48

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Schwab Target 2015 Index Fund
Statement of Operations

For the period April 1, 2021 through March 31, 2022
Investment Income
Dividends received from securities - affiliated		$1,516,704
Interest received from securities - unaffiliated	+	137
Total investment income		1,516,841
Expenses
Investment adviser fees		62,394
Total expenses		62,394
Expense reduction	–	35,818
Net expenses	–	26,576
Net investment income		1,490,265
REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - affiliated		333,576
Net change in unrealized appreciation (depreciation) on securities - affiliated	+	(412,377)
Net realized and unrealized losses		(78,801)
Increase in net assets resulting from operations		$1,411,464

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Schwab Target 2015 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	4/1/21-3/31/22		4/1/20-3/31/21
Net investment income		$1,490,265	$1,225,059
Net realized gains		333,576	429,126
Net change in unrealized appreciation (depreciation)	+	(412,377)	10,180,159
Increase in net assets resulting from operations		$1,411,464	$11,834,344
DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($2,126,395)	($1,653,449)

TRANSACTIONS IN FUND SHARES
	4/1/21-3/31/22			4/1/20-3/31/21
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,612,364	$20,853,291	2,294,441	$28,073,103
Shares reinvested		153,206	2,008,520	125,594	1,568,669
Shares redeemed	+	(1,559,156)	(20,168,590)	(1,997,955)	(24,228,989)
Net transactions in fund shares		206,414	$2,693,221	422,080	$5,412,783
SHARES OUTSTANDING AND NET ASSETS
	4/1/21-3/31/22			4/1/20-3/31/21
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		5,834,352	$73,384,131	5,412,272	$57,790,453
Total increase	+	206,414	1,978,290	422,080	15,593,678
End of period		6,040,766	$75,362,421	5,834,352	$73,384,131

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Schwab Target 2020 Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS
	4/1/21– 3/31/22	4/1/20– 3/31/21	4/1/19– 3/31/20	4/1/18– 3/31/19	4/1/17– 3/31/18[1]
Per-Share Data
Net asset value at beginning of period	$13.05	$10.93	$11.18	$10.92	$10.30
Income (loss) from investment operations:
Net investment income (loss)[2]	0.26	0.23	0.29	0.27	0.23
Net realized and unrealized gains (losses)	0.03	2.12	(0.29)	0.22	0.52
Total from investment operations	0.29	2.35	0.00 [3]	0.49	0.75
Less distributions:
Distributions from net investment income	(0.26)	(0.21)	(0.25)	(0.23)	(0.13)
Distributions from net realized gains	(0.07)	(0.02)	(0.00) [3]	(0.00) [3]	(0.00) [3]
Total distributions	(0.33)	(0.23)	(0.25)	(0.23)	(0.13)
Net asset value at end of period	$13.01	$13.05	$10.93	$11.18	$10.92
Total return	2.13%	21.51%	(0.17%)	4.73%	7.30%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[4]	0.03%	0.03%	0.03%	0.03%	0.03%
Gross operating expenses[4]	0.08%	0.08%	0.08%	0.08%	0.08%
Net investment income (loss)	1.92%	1.86%	2.46%	2.48%	2.15%
Portfolio turnover rate	18%	13%	22%	13%	21%
Net assets, end of period (x 1,000)	$286,650	$277,678	$172,353	$129,760	$70,841

[1]	Effective July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Institutional Shares.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Per-share amount was less than $0.005.
[4]	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.05%, 0.05%, 0.05%, 0.05% and 0.05%, respectively, for the periods ended March 31, 2022, March 31, 2021, March 31, 2020, March 31, 2019, March 31, 2018 (see financial note 4).

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Schwab Target 2020 Index Fund
Portfolio Holdings  as of March 31, 2022

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com.The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
AFFILIATED UNDERLYING FUNDS 99.1% OF NET ASSETS

U.S. Stocks 28.4%
Large-Cap 26.7%
Schwab U.S. Large-Cap ETF	1,420,007	76,467,377
Small-Cap 1.7%
Schwab U.S. Small-Cap ETF	106,667	5,051,749
		81,519,126

International Stocks 11.8%
Developed Markets 11.8%
Schwab International Equity ETF	923,764	33,920,614

Real Estate 3.1%
U.S. REITs 3.1%
Schwab U.S. REIT ETF	349,964	8,710,604

Fixed Income 52.9%
Inflation-Protected Bond 5.7%
Schwab U.S. TIPS ETF	267,347	16,230,636
Intermediate-Term Bond 39.7%
Schwab U.S. Aggregate Bond ETF	2,251,866	113,876,864
Treasury Bond 7.5%
Schwab Short-Term U.S. Treasury ETF	435,279	21,563,722
		151,671,222

SECURITY	NUMBER OF SHARES	VALUE ($)
Money Market Funds 2.9%
Schwab Variable Share Price Money Fund, Ultra Shares 0.20% (a)	8,381,809	8,381,809
Total Affiliated Underlying Funds (Cost $251,328,935)		284,203,375

ISSUER	FACE AMOUNT ($)	VALUE ($)
SHORT-TERM INVESTMENTS 0.6% OF NET ASSETS

Time Deposits 0.6%
BNP Paribas SA
0.15%, 04/01/22 (b)	1,680,488	1,680,488
Total Short-Term Investments (Cost $1,680,488)		1,680,488
Total Investments in Securities (Cost $253,009,423)		285,883,863

(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF —	Exchange traded fund
REIT —	Real Estate Investment Trust
TIPS —	Treasury Inflation Protected Securities

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Schwab Target 2020 Index Fund
Portfolio Holdings  as of March 31, 2022 (continued)

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended March 31, 2022:
	VALUE AT 3/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 3/31/22	BALANCE OF SHARES HELD AT 3/31/22	DISTRIBUTIONS RECEIVED*
AFFILIATED UNDERLYING FUNDS 99.1% OF NET ASSETS

U.S. Stocks 28.4%
Large-Cap 26.7%
Schwab U.S. Large-Cap ETF	$69,291,983	$19,455,941	($21,041,519)	$2,004,054	$6,756,918	$76,467,377	1,420,007	$991,563
Small-Cap 1.7%
Schwab U.S. Small-Cap ETF	4,665,354	1,082,014	(449,391)	(23,990)	(222,238)	5,051,749	106,667	56,402
						81,519,126

International Stocks 11.8%
Developed Markets 11.8%
Schwab International Equity ETF	31,002,115	6,919,366	(3,125,239)	12,727	(888,355)	33,920,614	923,764	1,079,045

Real Estate 3.1%
U.S. REITs 3.1%
Schwab U.S. REIT ETF	5,518,387	3,475,600	(1,543,125)	136,527	1,123,215	8,710,604	349,964	110,712

Fixed Income 52.9%
Inflation-Protected Bond 5.7%
Schwab U.S. TIPS ETF	16,753,131	1,683,033	(2,077,560)	(17,199)	(110,769)	16,230,636	267,347	865,349
Intermediate-Term Bond 39.7%
Schwab U.S. Aggregate Bond ETF	117,167,693	25,590,256	(21,030,947)	(874,314)	(6,975,824)	113,876,864	2,251,866	2,652,981
Treasury Bond 7.5%
Schwab Short-Term U.S. Treasury ETF	22,051,960	4,603,735	(4,288,576)	(62,533)	(740,864)	21,563,722	435,279	86,838
						151,671,222

Money Market Funds 2.9%
Schwab Variable Share Price Money Fund, Ultra Shares	8,381,645	2,678	—	—	(2,514)	8,381,809	8,381,809	3,155
Total Affiliated Underlying Funds	$274,832,268	$62,812,623	($53,556,357)	$1,175,272	($1,060,431)	$284,203,375		$5,846,045

*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of March 31, 2022 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Affiliated Underlying Funds[1]	$284,203,375	$—	$—	$284,203,375
Short-Term Investments[1]	—	1,680,488	—	1,680,488
Total	$284,203,375	$1,680,488	$—	$285,883,863

[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

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Schwab Target 2020 Index Fund
Statement of Assets and Liabilities

As of March 31, 2022
Assets
Investments in securities, at value - affiliated (cost $251,328,935)		$284,203,375
Investments in securities, at value - unaffiliated (cost $1,680,488)		1,680,488
Receivables:
Investments sold		3,517,529
Fund shares sold		303,880
Dividends	+	600
Total assets		289,705,872
Liabilities
Payables:
Investments bought		2,700,683
Fund shares redeemed		346,434
Investment adviser fees	+	8,439
Total liabilities		3,055,556
Net assets		$286,650,316
Net Assets by Source
Capital received from investors		$254,725,551
Total distributable earnings	+	31,924,765
Net assets		$286,650,316

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$286,650,316		22,031,801		$13.01

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Schwab Target 2020 Index Fund
Statement of Operations

For the period April 1, 2021 through March 31, 2022
Investment Income
Dividends received from securities - affiliated		$5,846,045
Interest received from securities - unaffiliated	+	582
Total investment income		5,846,627
Expenses
Investment adviser fees		238,893
Total expenses		238,893
Expense reduction	–	135,483
Net expenses	–	103,410
Net investment income		5,743,217
REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - affiliated		1,175,272
Net change in unrealized appreciation (depreciation) on securities - affiliated	+	(1,060,431)
Net realized and unrealized gains		114,841
Increase in net assets resulting from operations		$5,858,058

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Schwab Target 2020 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	4/1/21-3/31/22		4/1/20-3/31/21
Net investment income		$5,743,217	$4,308,014
Net realized gains		1,175,272	274,486
Net change in unrealized appreciation (depreciation)	+	(1,060,431)	36,384,546
Increase in net assets resulting from operations		$5,858,058	$40,967,046
DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($7,308,160)	($4,687,144)

TRANSACTIONS IN FUND SHARES
	4/1/21-3/31/22			4/1/20-3/31/21
		SHARES	VALUE	SHARES	VALUE
Shares sold		6,413,180	$86,878,636	11,635,221	$145,527,249
Shares reinvested		504,832	6,906,111	344,207	4,454,042
Shares redeemed	+	(6,165,206)	(83,362,548)	(6,467,255)	(80,935,744)
Net transactions in fund shares		752,806	$10,422,199	5,512,173	$69,045,547
SHARES OUTSTANDING AND NET ASSETS
	4/1/21-3/31/22			4/1/20-3/31/21
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		21,278,995	$277,678,219	15,766,822	$172,352,770
Total increase	+	752,806	8,972,097	5,512,173	105,325,449
End of period		22,031,801	$286,650,316	21,278,995	$277,678,219

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Schwab Target 2025 Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS
	4/1/21– 3/31/22	4/1/20– 3/31/21	4/1/19– 3/31/20	4/1/18– 3/31/19	4/1/17– 3/31/18[1]
Per-Share Data
Net asset value at beginning of period	$13.83	$10.92	$11.46	$11.18	$10.40
Income (loss) from investment operations:
Net investment income (loss)[2]	0.27	0.25	0.30	0.28	0.25
Net realized and unrealized gains (losses)	0.16	2.90	(0.61)	0.23	0.68
Total from investment operations	0.43	3.15	(0.31)	0.51	0.93
Less distributions:
Distributions from net investment income	(0.26)	(0.23)	(0.23)	(0.23)	(0.15)
Distributions from net realized gains	(0.02)	(0.01)	(0.00) [3]	(0.00) [3]	(0.00) [3]
Total distributions	(0.28)	(0.24)	(0.23)	(0.23)	(0.15)
Net asset value at end of period	$13.98	$13.83	$10.92	$11.46	$11.18
Total return	3.02%	28.91%	(2.89%)	4.79%	8.93%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[4]	0.04%	0.04%	0.03%	0.03%	0.04%
Gross operating expenses[4]	0.08%	0.08%	0.08%	0.08%	0.08%
Net investment income (loss)	1.90%	1.90%	2.50%	2.46%	2.22%
Portfolio turnover rate	12%	15%	19%	13%	14%
Net assets, end of period (x 1,000)	$518,480	$443,433	$264,880	$154,328	$84,235

[1]	Effective July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Institutional Shares.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Per-share amount was less than $0.005.
[4]	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.04%, 0.04%, 0.05%, 0.05% and 0.04%, respectively, for the periods ended March 31, 2022 March 31, 2021, March 31, 2020, March 31, 2019 and March 31, 2018 (see financial note 4).

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Schwab Target 2025 Index Fund
Portfolio Holdings  as of March 31, 2022

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com.The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
AFFILIATED UNDERLYING FUNDS 98.8% OF NET ASSETS

U.S. Stocks 33.9%
Large-Cap 31.6%
Schwab U.S. Large-Cap ETF	3,039,702	163,687,953
Small-Cap 2.3%
Schwab U.S. Small-Cap ETF	252,224	11,945,328
		175,633,281

International Stocks 15.8%
Developed Markets 14.2%
Schwab International Equity ETF	2,011,599	73,865,915
Emerging Markets 1.6%
Schwab Emerging Markets Equity ETF	297,854	8,271,406
		82,137,321

Real Estate 3.8%
U.S. REITs 3.8%
Schwab U.S. REIT ETF	782,018	19,464,428

Fixed Income 43.4%
Inflation-Protected Bond 3.1%
Schwab U.S. TIPS ETF	269,326	16,350,781
Intermediate-Term Bond 35.3%
Schwab U.S. Aggregate Bond ETF	3,618,056	182,965,092
Treasury Bond 5.0%
Schwab Short-Term U.S. Treasury ETF	521,524	25,836,299
		225,152,172

SECURITY	NUMBER OF SHARES	VALUE ($)
Money Market Funds 1.9%
Schwab Variable Share Price Money Fund, Ultra Shares 0.20% (a)	9,721,920	9,721,920
Total Affiliated Underlying Funds (Cost $447,507,956)		512,109,122

ISSUER	FACE AMOUNT ($)	VALUE ($)
SHORT-TERM INVESTMENTS 1.1% OF NET ASSETS

Time Deposits 1.1%
BNP Paribas SA
0.15%, 04/01/22 (b)	5,228,083	5,228,083
Skandinaviska Enskilda Banken AB
0.15%, 04/01/22 (b)	506,861	506,861
Total Short-Term Investments (Cost $5,734,944)		5,734,944
Total Investments in Securities (Cost $453,242,900)		517,844,066

(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF —	Exchange traded fund
REIT —	Real Estate Investment Trust
TIPS —	Treasury Inflation Protected Securities

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Schwab Target 2025 Index Fund
Portfolio Holdings  as of March 31, 2022 (continued)

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended March 31, 2022:
	VALUE AT 3/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 3/31/22	BALANCE OF SHARES HELD AT 3/31/22	DISTRIBUTIONS RECEIVED*
AFFILIATED UNDERLYING FUNDS 98.8% OF NET ASSETS

U.S. Stocks 33.9%
Large-Cap 31.6%
Schwab U.S. Large-Cap ETF	$138,193,028	$35,874,592	($27,902,101)	$371,321	$17,151,113	$163,687,953	3,039,702	$2,106,178
Small-Cap 2.3%
Schwab U.S. Small-Cap ETF	10,553,956	3,180,589	(1,136,898)	(78,517)	(573,802)	11,945,328	252,224	139,866
						175,633,281

International Stocks 15.8%
Developed Markets 14.2%
Schwab International Equity ETF	62,677,704	17,434,547	(4,107,608)	(86,634)	(2,052,094)	73,865,915	2,011,599	2,338,712
Emerging Markets 1.6%
Schwab Emerging Markets Equity ETF	7,522,072	3,773,019	(1,917,071)	(118,318)	(988,296)	8,271,406	297,854	248,642
						82,137,321

Real Estate 3.8%
U.S. REITs 3.8%
Schwab U.S. REIT ETF	11,524,101	7,699,690	(2,430,376)	112,813	2,558,200	19,464,428	782,018	244,419

Fixed Income 43.4%
Inflation-Protected Bond 3.1%
Schwab U.S. TIPS ETF	12,462,084	4,322,020	(249,711)	(2,098)	(181,514)	16,350,781	269,326	702,512
Intermediate-Term Bond 35.3%
Schwab U.S. Aggregate Bond ETF	164,692,086	52,149,108	(21,372,093)	(1,002,707)	(11,501,302)	182,965,092	3,618,056	3,956,706
Treasury Bond 5.0%
Schwab Short-Term U.S. Treasury ETF	21,290,623	6,349,369	(904,621)	(11,669)	(887,403)	25,836,299	521,524	90,259
						225,152,172

Money Market Funds 1.9%
Schwab Variable Share Price Money Fund, Ultra Shares	9,721,730	3,106	—	—	(2,916)	9,721,920	9,721,920	3,659
Total Affiliated Underlying Funds	$438,637,384	$130,786,040	($60,020,479)	($815,809)	$3,521,986	$512,109,122		$9,830,953

*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of March 31, 2022 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Affiliated Underlying Funds[1]	$512,109,122	$—	$—	$512,109,122
Short-Term Investments[1]	—	5,734,944	—	5,734,944
Total	$512,109,122	$5,734,944	$—	$517,844,066

[1]	As categorized in the Portfolio Holdings.

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Schwab Target 2025 Index Fund
Portfolio Holdings  as of March 31, 2022 (continued)

Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

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Schwab Target 2025 Index Fund
Statement of Assets and Liabilities

As of March 31, 2022
Assets
Investments in securities, at value - affiliated (cost $447,507,956)		$512,109,122
Investments in securities, at value - unaffiliated (cost $5,734,944)		5,734,944
Receivables:
Investments sold		6,443,504
Fund shares sold		104,075
Dividends	+	709
Total assets		524,392,354
Liabilities
Payables:
Investments bought		5,464,175
Fund shares redeemed		432,295
Investment adviser fees	+	15,430
Total liabilities		5,911,900
Net assets		$518,480,454
Net Assets by Source
Capital received from investors		$457,647,897
Total distributable earnings	+	60,832,557
Net assets		$518,480,454

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$518,480,454		37,099,871		$13.98

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Schwab Target 2025 Index Fund
Statement of Operations

For the period April 1, 2021 through March 31, 2022
Investment Income
Dividends received from securities - affiliated		$9,830,953
Interest received from securities - unaffiliated	+	1,162
Total investment income		9,832,115
Expenses
Investment adviser fees		407,347
Total expenses		407,347
Expense reduction	–	228,091
Net expenses	–	179,256
Net investment income		9,652,859
REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated		(815,809)
Net change in unrealized appreciation (depreciation) on securities - affiliated	+	3,521,986
Net realized and unrealized gains		2,706,177
Increase in net assets resulting from operations		$12,359,036

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Schwab Target 2025 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	4/1/21-3/31/22		4/1/20-3/31/21
Net investment income		$9,652,859	$6,737,674
Net realized losses		(815,809)	(718,045)
Net change in unrealized appreciation (depreciation)	+	3,521,986	76,142,000
Increase in net assets resulting from operations		$12,359,036	$82,161,629
DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($10,216,730)	($7,138,221)

TRANSACTIONS IN FUND SHARES
	4/1/21-3/31/22			4/1/20-3/31/21
		SHARES	VALUE	SHARES	VALUE
Shares sold		12,707,739	$183,306,333	15,334,187	$200,810,712
Shares reinvested		668,095	9,841,042	507,299	6,894,197
Shares redeemed	+	(8,345,429)	(120,242,319)	(8,030,698)	(104,175,236)
Net transactions in fund shares		5,030,405	$72,905,056	7,810,788	$103,529,673
SHARES OUTSTANDING AND NET ASSETS
	4/1/21-3/31/22			4/1/20-3/31/21
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		32,069,466	$443,433,092	24,258,678	$264,880,011
Total increase	+	5,030,405	75,047,362	7,810,788	178,553,081
End of period		37,099,871	$518,480,454	32,069,466	$443,433,092

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Schwab Target 2030 Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS
	4/1/21– 3/31/22	4/1/20– 3/31/21	4/1/19– 3/31/20	4/1/18– 3/31/19	4/1/17– 3/31/18[1]
Per-Share Data
Net asset value at beginning of period	$14.41	$10.86	$11.65	$11.37	$10.46
Income (loss) from investment operations:
Net investment income (loss)[2]	0.29	0.26	0.31	0.28	0.26
Net realized and unrealized gains (losses)	0.32	3.53	(0.86)	0.24	0.80
Total from investment operations	0.61	3.79	(0.55)	0.52	1.06
Less distributions:
Distributions from net investment income	(0.27)	(0.24)	(0.24)	(0.24)	(0.15)
Distributions from net realized gains	(0.02)	(0.00) [3]	(0.00) [3]	—	(0.00) [3]
Total distributions	(0.29)	(0.24)	(0.24)	(0.24)	(0.15)
Net asset value at end of period	$14.73	$14.41	$10.86	$11.65	$11.37
Total return	4.11%	34.98%	(4.99%)	4.76%	10.12%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[4]	0.04%	0.04%	0.03%	0.03%	0.04%
Gross operating expenses[4]	0.08%	0.08%	0.08%	0.08%	0.08%
Net investment income (loss)	1.88%	1.94%	2.53%	2.46%	2.30%
Portfolio turnover rate	9%	13%	13%	8%	8%
Net assets, end of period (x 1,000)	$802,660	$622,076	$352,969	$201,250	$109,554

[1]	Effective July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Institutional Shares.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Per-share amount was less than $0.005.
[4]	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.04%, 0.04%, 0.05%, 0.05% and 0.04%, respectively, for the periods ended March 31, 2022 March 31, 2021, March 31, 2020, March 31, 2019 and March 31, 2018 (see financial note 4).

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Schwab Target 2030 Index Fund
Portfolio Holdings  as of March 31, 2022

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com.The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
AFFILIATED UNDERLYING FUNDS 98.8% OF NET ASSETS

U.S. Stocks 40.9%
Large-Cap 37.7%
Schwab U.S. Large-Cap ETF	5,626,454	302,984,548
Small-Cap 3.2%
Schwab U.S. Small-Cap ETF	536,900	25,427,584
		328,412,132

International Stocks 20.2%
Developed Markets 17.5%
Schwab International Equity ETF	3,823,203	140,388,014
Emerging Markets 2.7%
Schwab Emerging Markets Equity ETF	785,254	21,806,504
		162,194,518

Real Estate 4.7%
U.S. REITs 4.7%
Schwab U.S. REIT ETF	1,492,200	37,140,858

Fixed Income 31.9%
Inflation-Protected Bond 0.9%
Schwab U.S. TIPS ETF	124,309	7,546,800
Intermediate-Term Bond 28.4%
Schwab U.S. Aggregate Bond ETF	4,504,104	227,772,539
Treasury Bond 2.6%
Schwab Short-Term U.S. Treasury ETF	417,309	20,673,488
		255,992,827

SECURITY	NUMBER OF SHARES	VALUE ($)
Money Market Funds 1.1%
Schwab Variable Share Price Money Fund, Ultra Shares 0.20% (a)	8,989,620	8,989,620
Total Affiliated Underlying Funds (Cost $688,801,001)		792,729,955

ISSUER	FACE AMOUNT ($)	VALUE ($)
SHORT-TERM INVESTMENTS 1.4% OF NET ASSETS

Time Deposits 1.4%
JPMorgan Chase Bank
0.15%, 04/01/22 (b)	3,224,432	3,224,432
Sumitomo Mitsui Trust Bank, Ltd.
0.15%, 04/01/22 (b)	8,095,184	8,095,184
Total Short-Term Investments (Cost $11,319,616)		11,319,616
Total Investments in Securities (Cost $700,120,617)		804,049,571

(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF —	Exchange traded fund
REIT —	Real Estate Investment Trust
TIPS —	Treasury Inflation Protected Securities

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Schwab Target 2030 Index Fund
Portfolio Holdings  as of March 31, 2022 (continued)

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended March 31, 2022:
	VALUE AT 3/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 3/31/22	BALANCE OF SHARES HELD AT 3/31/22	DISTRIBUTIONS RECEIVED*
AFFILIATED UNDERLYING FUNDS 98.8% OF NET ASSETS

U.S. Stocks 40.9%
Large-Cap 37.7%
Schwab U.S. Large-Cap ETF	$229,846,172	$70,895,874	($27,414,514)	$240,610	$29,416,406	$302,984,548	5,626,454	$3,691,060
Small-Cap 3.2%
Schwab U.S. Small-Cap ETF	19,733,763	7,336,995	(291,551)	(42,196)	(1,309,427)	25,427,584	536,900	270,945
						328,412,132

International Stocks 20.2%
Developed Markets 17.5%
Schwab International Equity ETF	107,198,754	41,570,001	(4,032,690)	(51,404)	(4,296,647)	140,388,014	3,823,203	4,199,151
Emerging Markets 2.7%
Schwab Emerging Markets Equity ETF	17,508,365	9,331,262	(2,186,208)	(177,977)	(2,668,938)	21,806,504	785,254	592,729
						162,194,518

Real Estate 4.7%
U.S. REITs 4.7%
Schwab U.S. REIT ETF	19,612,134	16,707,869	(3,916,014)	171,172	4,565,697	37,140,858	1,492,200	437,582

Fixed Income 31.9%
Inflation-Protected Bond 0.9%
Schwab U.S. TIPS ETF	4,531,344	3,107,082	—	—	(91,626)	7,546,800	124,309	278,391
Intermediate-Term Bond 28.4%
Schwab U.S. Aggregate Bond ETF	192,236,960	81,104,975	(30,123,848)	(1,328,390)	(14,117,158)	227,772,539	4,504,104	4,780,747
Treasury Bond 2.6%
Schwab Short-Term U.S. Treasury ETF	16,147,257	6,586,904	(1,347,757)	(23,078)	(689,838)	20,673,488	417,309	70,440
						255,992,827

Money Market Funds 1.1%
Schwab Variable Share Price Money Fund, Ultra Shares	8,989,445	2,872	—	—	(2,697)	8,989,620	8,989,620	3,384
Total Affiliated Underlying Funds	$615,804,194	$236,643,834	($69,312,582)	($1,211,263)	$10,805,772	$792,729,955		$14,324,429

*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of March 31, 2022 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Affiliated Underlying Funds[1]	$792,729,955	$—	$—	$792,729,955
Short-Term Investments[1]	—	11,319,616	—	11,319,616
Total	$792,729,955	$11,319,616	$—	$804,049,571

[1]	As categorized in the Portfolio Holdings.

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Schwab Target 2030 Index Fund
Portfolio Holdings  as of March 31, 2022 (continued)

Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

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Schwab Target 2030 Index Fund
Statement of Assets and Liabilities

As of March 31, 2022
Assets
Investments in securities, at value - affiliated (cost $688,801,001)		$792,729,955
Investments in securities, at value - unaffiliated (cost $11,319,616)		11,319,616
Receivables:
Investments sold		7,997,812
Fund shares sold		1,031,285
Dividends	+	678
Total assets		813,079,346
Liabilities
Payables:
Investments bought		10,105,208
Fund shares redeemed		290,065
Investment adviser fees	+	23,786
Total liabilities		10,419,059
Net assets		$802,660,287
Net Assets by Source
Capital received from investors		$703,080,737
Total distributable earnings	+	99,579,550
Net assets		$802,660,287

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$802,660,287		54,495,844		$14.73

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Schwab Target 2030 Index Fund
Statement of Operations

For the period April 1, 2021 through March 31, 2022
Investment Income
Dividends received from securities - affiliated		$14,324,429
Interest received from securities - unaffiliated	+	1,826
Total investment income		14,326,255
Expenses
Investment adviser fees		597,600
Total expenses		597,600
Expense reduction	–	331,178
Net expenses	–	266,422
Net investment income		14,059,833
REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated		(1,211,263)
Net change in unrealized appreciation (depreciation) on securities - affiliated	+	10,805,772
Net realized and unrealized gains		9,594,509
Increase in net assets resulting from operations		$23,654,342

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Schwab Target 2030 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	4/1/21-3/31/22		4/1/20-3/31/21
Net investment income		$14,059,833	$9,188,035
Net realized losses		(1,211,263)	(2,335,859)
Net change in unrealized appreciation (depreciation)	+	10,805,772	123,671,535
Increase in net assets resulting from operations		$23,654,342	$130,523,711
DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($14,691,831)	($9,236,247)

TRANSACTIONS IN FUND SHARES
	4/1/21-3/31/22			4/1/20-3/31/21
		SHARES	VALUE	SHARES	VALUE
Shares sold		19,317,474	$292,518,601	19,840,138	$266,949,865
Shares reinvested		916,429	14,250,471	638,370	8,962,715
Shares redeemed	+	(8,912,051)	(135,147,065)	(9,799,265)	(128,093,640)
Net transactions in fund shares		11,321,852	$171,622,007	10,679,243	$147,818,940
SHARES OUTSTANDING AND NET ASSETS
	4/1/21-3/31/22			4/1/20-3/31/21
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		43,173,992	$622,075,769	32,494,749	$352,969,365
Total increase	+	11,321,852	180,584,518	10,679,243	269,106,404
End of period		54,495,844	$802,660,287	43,173,992	$622,075,769

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Schwab Target 2035 Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS
	4/1/21– 3/31/22	4/1/20– 3/31/21	4/1/19– 3/31/20	4/1/18– 3/31/19	4/1/17– 3/31/18[1]
Per-Share Data
Net asset value at beginning of period	$14.86	$10.81	$11.82	$11.53	$10.54
Income (loss) from investment operations:
Net investment income (loss)[2]	0.30	0.26	0.31	0.29	0.26
Net realized and unrealized gains (losses)	0.44	4.04	(1.06)	0.22	0.90
Total from investment operations	0.74	4.30	(0.75)	0.51	1.16
Less distributions:
Distributions from net investment income	(0.28)	(0.24)	(0.26)	(0.22)	(0.17)
Distributions from net realized gains	(0.01)	(0.01)	(0.00) [3]	(0.00) [3]	(0.00) [3]
Total distributions	(0.29)	(0.25)	(0.26)	(0.22)	(0.17)
Net asset value at end of period	$15.31	$14.86	$10.81	$11.82	$11.53
Total return	4.88%	39.84%	(6.72%)	4.68%	10.96%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[4]	0.04%	0.04%	0.03%	0.03%	0.04%
Gross operating expenses[4]	0.08%	0.08%	0.08%	0.08%	0.08%
Net investment income (loss)	1.88%	1.93%	2.53%	2.49%	2.29%
Portfolio turnover rate	12%	12%	12%	6%	14%
Net assets, end of period (x 1,000)	$488,322	$372,100	$196,194	$126,200	$62,526

[1]	Effective July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Institutional Shares.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Per-share amount was less than $0.005.
[4]	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.04%, 0.04%, 0.05%, 0.05% and 0.04%, respectively, for the periods ended March 31, 2022 March 31, 2021, March 31, 2020, March 31, 2019 and March 31, 2018 (see financial note 4).

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Schwab Target 2035 Index Fund
Portfolio Holdings  as of March 31, 2022

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com.The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
AFFILIATED UNDERLYING FUNDS 99.0% OF NET ASSETS

U.S. Stocks 45.9%
Large-Cap 42.0%
Schwab U.S. Large-Cap ETF	3,806,618	204,986,380
Small-Cap 3.9%
Schwab U.S. Small-Cap ETF	404,731	19,168,060
		224,154,440

International Stocks 23.7%
Developed Markets 20.0%
Schwab International Equity ETF	2,652,340	97,393,925
Emerging Markets 3.7%
Schwab Emerging Markets Equity ETF	657,747	18,265,634
		115,659,559

Real Estate 5.3%
U.S. REITs 5.3%
Schwab U.S. REIT ETF	1,034,629	25,751,916

Fixed Income 23.4%
Intermediate-Term Bond 21.9%
Schwab U.S. Aggregate Bond ETF	2,117,041	107,058,763
Treasury Bond 1.5%
Schwab Short-Term U.S. Treasury ETF	142,970	7,082,734
		114,141,497

SECURITY	NUMBER OF SHARES	VALUE ($)
Money Market Funds 0.7%
Schwab Variable Share Price Money Fund, Ultra Shares 0.20% (a)	3,483,716	3,483,716
Total Affiliated Underlying Funds (Cost $412,126,201)		483,191,128

ISSUER	FACE AMOUNT ($)	VALUE ($)
SHORT-TERM INVESTMENTS 1.0% OF NET ASSETS

Time Deposits 1.0%
Royal Bank of Canada
0.15%, 04/01/22 (b)	4,943,695	4,943,695
Sumitomo Mitsui Banking Corp.
0.15%, 04/01/22 (b)	113,696	113,696
Total Short-Term Investments (Cost $5,057,391)		5,057,391
Total Investments in Securities (Cost $417,183,592)		488,248,519

(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF —	Exchange traded fund
REIT —	Real Estate Investment Trust

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Schwab Target 2035 Index Fund
Portfolio Holdings  as of March 31, 2022 (continued)

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended March 31, 2022:
	VALUE AT 3/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 3/31/22	BALANCE OF SHARES HELD AT 3/31/22	DISTRIBUTIONS RECEIVED*
AFFILIATED UNDERLYING FUNDS 99.0% OF NET ASSETS

U.S. Stocks 45.9%
Large-Cap 42.0%
Schwab U.S. Large-Cap ETF	$151,940,779	$55,704,476	($22,063,826)	($38,169)	$19,443,120	$204,986,380	3,806,618	$2,459,025
Small-Cap 3.9%
Schwab U.S. Small-Cap ETF	14,712,787	5,980,368	(485,926)	(78,641)	(960,528)	19,168,060	404,731	204,616
						224,154,440

International Stocks 23.7%
Developed Markets 20.0%
Schwab International Equity ETF	72,812,645	32,472,228	(4,729,791)	(160,142)	(3,001,015)	97,393,925	2,652,340	2,859,422
Emerging Markets 3.7%
Schwab Emerging Markets Equity ETF	14,175,215	8,436,588	(1,974,052)	(208,063)	(2,164,054)	18,265,634	657,747	485,069
						115,659,559

Real Estate 5.3%
U.S. REITs 5.3%
Schwab U.S. REIT ETF	13,346,689	11,803,557	(2,647,428)	84,336	3,164,762	25,751,916	1,034,629	297,387

Fixed Income 23.4%
Intermediate-Term Bond 21.9%
Schwab U.S. Aggregate Bond ETF	91,994,947	41,399,892	(18,967,770)	(889,514)	(6,478,792)	107,058,763	2,117,041	2,284,911
Treasury Bond 1.5%
Schwab Short-Term U.S. Treasury ETF	5,675,604	2,343,360	(682,385)	(11,534)	(242,311)	7,082,734	142,970	25,232
						114,141,497

Money Market Funds 0.7%
Schwab Variable Share Price Money Fund, Ultra Shares	3,483,649	1,112	—	—	(1,045)	3,483,716	3,483,716	1,310
Total Affiliated Underlying Funds	$368,142,315	$158,141,581	($51,551,178)	($1,301,727)	$9,760,137	$483,191,128		$8,616,972

*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of March 31, 2022 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Affiliated Underlying Funds[1]	$483,191,128	$—	$—	$483,191,128
Short-Term Investments[1]	—	5,057,391	—	5,057,391
Total	$483,191,128	$5,057,391	$—	$488,248,519

[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

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Schwab Target 2035 Index Fund
Statement of Assets and Liabilities

As of March 31, 2022
Assets
Investments in securities, at value - affiliated (cost $412,126,201)		$483,191,128
Investments in securities, at value - unaffiliated (cost $5,057,391)		5,057,391
Receivables:
Investments sold		5,662,956
Fund shares sold		445,568
Dividends	+	265
Total assets		494,357,308
Liabilities
Payables:
Investments bought		5,463,638
Fund shares redeemed		557,173
Investment adviser fees	+	14,315
Total liabilities		6,035,126
Net assets		$488,322,182
Net Assets by Source
Capital received from investors		$419,761,570
Total distributable earnings	+	68,560,612
Net assets		$488,322,182

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$488,322,182		31,899,537		$15.31

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Schwab Target 2035 Index Fund
Statement of Operations

For the period April 1, 2021 through March 31, 2022
Investment Income
Dividends received from securities - affiliated		$8,616,972
Interest received from securities - unaffiliated	+	979
Total investment income		8,617,951
Expenses
Investment adviser fees		359,034
Total expenses		359,034
Expense reduction	–	199,916
Net expenses	–	159,118
Net investment income		8,458,833
REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated		(1,301,727)
Net change in unrealized appreciation (depreciation) on securities - affiliated	+	9,760,137
Net realized and unrealized gains		8,458,410
Increase in net assets resulting from operations		$16,917,243

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Schwab Target 2035 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	4/1/21-3/31/22		4/1/20-3/31/21
Net investment income		$8,458,833	$5,367,225
Net realized losses		(1,301,727)	(830,253)
Net change in unrealized appreciation (depreciation)	+	9,760,137	81,016,060
Increase in net assets resulting from operations		$16,917,243	$85,553,032
DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($8,650,986)	($5,583,495)

TRANSACTIONS IN FUND SHARES
	4/1/21-3/31/22			4/1/20-3/31/21
		SHARES	VALUE	SHARES	VALUE
Shares sold		11,814,431	$185,357,149	11,722,751	$160,905,162
Shares reinvested		521,864	8,438,542	378,126	5,433,666
Shares redeemed	+	(5,484,090)	(85,839,910)	(5,196,060)	(70,402,360)
Net transactions in fund shares		6,852,205	$107,955,781	6,904,817	$95,936,468
SHARES OUTSTANDING AND NET ASSETS
	4/1/21-3/31/22			4/1/20-3/31/21
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		25,047,332	$372,100,144	18,142,515	$196,194,139
Total increase	+	6,852,205	116,222,038	6,904,817	175,906,005
End of period		31,899,537	$488,322,182	25,047,332	$372,100,144

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Schwab Target 2040 Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS
	4/1/21– 3/31/22	4/1/20– 3/31/21	4/1/19– 3/31/20	4/1/18– 3/31/19	4/1/17– 3/31/18[1]
Per-Share Data
Net asset value at beginning of period	$15.24	$10.76	$11.95	$11.69	$10.59
Income (loss) from investment operations:
Net investment income (loss)[2]	0.31	0.26	0.32	0.29	0.27
Net realized and unrealized gains (losses)	0.55	4.48	(1.26)	0.21	1.00
Total from investment operations	0.86	4.74	(0.94)	0.50	1.27
Less distributions:
Distributions from net investment income	(0.29)	(0.25)	(0.25)	(0.24)	(0.17)
Distributions from net realized gains	(0.01)	(0.01)	(0.00) [3]	—	(0.00) [3]
Total distributions	(0.30)	(0.26)	(0.25)	(0.24)	(0.17)
Net asset value at end of period	$15.80	$15.24	$10.76	$11.95	$11.69
Total return	5.53%	44.07%	(8.20%)	4.49%	11.97%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[4]	0.04%	0.04%	0.03%	0.03%	0.04%
Gross operating expenses[4]	0.08%	0.08%	0.08%	0.08%	0.08%
Net investment income (loss)	1.90%	1.93%	2.54%	2.48%	2.33%
Portfolio turnover rate	9%	9%	7%	2%	15%
Net assets, end of period (x 1,000)	$631,308	$473,638	$249,144	$143,404	$72,830

[1]	Effective July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Institutional Shares.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Per-share amount was less than $0.005.
[4]	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.04%, 0.04%, 0.05%, 0.05% and 0.04%, respectively, for the periods ended March 31, 2022 March 31, 2021, March 31, 2020, March 31, 2019 and March 31, 2018 (see financial note 4).

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Schwab Target 2040 Index Fund
Portfolio Holdings  as of March 31, 2022

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com.The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
AFFILIATED UNDERLYING FUNDS 99.1% OF NET ASSETS

U.S. Stocks 49.9%
Large-Cap 45.1%
Schwab U.S. Large-Cap ETF	5,285,744	284,637,314
Small-Cap 4.8%
Schwab U.S. Small-Cap ETF	640,746	30,345,731
		314,983,045

International Stocks 26.7%
Developed Markets 22.0%
Schwab International Equity ETF	3,774,889	138,613,924
Emerging Markets 4.7%
Schwab Emerging Markets Equity ETF	1,076,099	29,883,269
		168,497,193

Real Estate 5.8%
U.S. REITs 5.8%
Schwab U.S. REIT ETF	1,479,923	36,835,284

Fixed Income 16.3%
Intermediate-Term Bond 15.5%
Schwab U.S. Aggregate Bond ETF	1,931,546	97,678,281
Treasury Bond 0.8%
Schwab Short-Term U.S. Treasury ETF	106,752	5,288,494
		102,966,775

SECURITY	NUMBER OF SHARES	VALUE ($)
Money Market Funds 0.4%
Schwab Variable Share Price Money Fund, Ultra Shares 0.20% (a)	2,364,319	2,364,319
Total Affiliated Underlying Funds (Cost $527,807,112)		625,646,616

ISSUER	FACE AMOUNT ($)	VALUE ($)
SHORT-TERM INVESTMENTS 1.0% OF NET ASSETS

Time Deposits 1.0%
BNP Paribas SA
0.15%, 04/01/22 (b)	6,372,072	6,372,072
Royal Bank of Canada
0.15%, 04/01/22 (b)	775	775
Total Short-Term Investments (Cost $6,372,847)		6,372,847
Total Investments in Securities (Cost $534,179,959)		632,019,463

(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF —	Exchange traded fund
REIT —	Real Estate Investment Trust

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Schwab Target 2040 Index Fund
Portfolio Holdings  as of March 31, 2022 (continued)

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended March 31, 2022:
	VALUE AT 3/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 3/31/22	BALANCE OF SHARES HELD AT 3/31/22	DISTRIBUTIONS RECEIVED*
AFFILIATED UNDERLYING FUNDS 99.1% OF NET ASSETS

U.S. Stocks 49.9%
Large-Cap 45.1%
Schwab U.S. Large-Cap ETF	$207,518,717	$66,359,560	($15,673,254)	($74,557)	$26,506,848	$284,637,314	5,285,744	$3,382,943
Small-Cap 4.8%
Schwab U.S. Small-Cap ETF	22,726,255	9,489,842	(302,401)	(14,049)	(1,553,916)	30,345,731	640,746	316,942
						314,983,045

International Stocks 26.7%
Developed Markets 22.0%
Schwab International Equity ETF	101,691,713	43,332,427	(1,912,924)	(17,527)	(4,479,765)	138,613,924	3,774,889	4,025,663
Emerging Markets 4.7%
Schwab Emerging Markets Equity ETF	22,773,898	13,128,291	(2,260,009)	(204,050)	(3,554,861)	29,883,269	1,076,099	776,900
						168,497,193

Real Estate 5.8%
U.S. REITs 5.8%
Schwab U.S. REIT ETF	18,606,292	17,158,543	(3,390,060)	40,388	4,420,121	36,835,284	1,479,923	415,605

Fixed Income 16.3%
Intermediate-Term Bond 15.5%
Schwab U.S. Aggregate Bond ETF	87,899,386	41,383,126	(24,757,198)	(1,261,889)	(5,585,144)	97,678,281	1,931,546	2,178,925
Treasury Bond 0.8%
Schwab Short-Term U.S. Treasury ETF	4,864,855	1,960,137	(1,335,351)	(20,648)	(180,499)	5,288,494	106,752	20,693
						102,966,775

Money Market Funds 0.4%
Schwab Variable Share Price Money Fund, Ultra Shares	2,364,274	754	—	—	(709)	2,364,319	2,364,319	890
Total Affiliated Underlying Funds	$468,445,390	$192,812,680	($49,631,197)	($1,552,332)	$15,572,075	$625,646,616		$11,118,561

*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of March 31, 2022 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Affiliated Underlying Funds[1]	$625,646,616	$—	$—	$625,646,616
Short-Term Investments[1]	—	6,372,847	—	6,372,847
Total	$625,646,616	$6,372,847	$—	$632,019,463

[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

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Schwab Target 2040 Index Fund
Statement of Assets and Liabilities

As of March 31, 2022
Assets
Investments in securities, at value - affiliated (cost $527,807,112)		$625,646,616
Investments in securities, at value - unaffiliated (cost $6,372,847)		6,372,847
Receivables:
Investments sold		4,335,731
Fund shares sold		2,049,895
Dividends	+	190
Total assets		638,405,279
Liabilities
Payables:
Investments bought		6,771,856
Fund shares redeemed		307,096
Investment adviser fees	+	18,115
Total liabilities		7,097,067
Net assets		$631,308,212
Net Assets by Source
Capital received from investors		$535,850,645
Total distributable earnings	+	95,457,567
Net assets		$631,308,212

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$631,308,212		39,967,116		$15.80

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Schwab Target 2040 Index Fund
Statement of Operations

For the period April 1, 2021 through March 31, 2022
Investment Income
Dividends received from securities - affiliated		$11,118,561
Interest received from securities - unaffiliated	+	1,228
Total investment income		11,119,789
Expenses
Investment adviser fees		459,302
Total expenses		459,302
Expense reduction	–	257,588
Net expenses	–	201,714
Net investment income		10,918,075
REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated		(1,552,332)
Net change in unrealized appreciation (depreciation) on securities - affiliated	+	15,572,075
Net realized and unrealized gains		14,019,743
Increase in net assets resulting from operations		$24,937,818

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Schwab Target 2040 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	4/1/21-3/31/22		4/1/20-3/31/21
Net investment income		$10,918,075	$6,842,400
Net realized losses		(1,552,332)	(1,148,984)
Net change in unrealized appreciation (depreciation)	+	15,572,075	113,618,478
Increase in net assets resulting from operations		$24,937,818	$119,311,894
DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($11,102,382)	($6,957,762)

TRANSACTIONS IN FUND SHARES
	4/1/21-3/31/22			4/1/20-3/31/21
		SHARES	VALUE	SHARES	VALUE
Shares sold		13,419,419	$216,624,618	13,428,778	$186,407,776
Shares reinvested		652,842	10,895,926	465,178	6,814,844
Shares redeemed	+	(5,187,654)	(83,686,188)	(5,964,631)	(81,082,577)
Net transactions in fund shares		8,884,607	$143,834,356	7,929,325	$112,140,043
SHARES OUTSTANDING AND NET ASSETS
	4/1/21-3/31/22			4/1/20-3/31/21
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		31,082,509	$473,638,420	23,153,184	$249,144,245
Total increase	+	8,884,607	157,669,792	7,929,325	224,494,175
End of period		39,967,116	$631,308,212	31,082,509	$473,638,420

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Schwab Target 2045 Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS
	4/1/21– 3/31/22	4/1/20– 3/31/21	4/1/19– 3/31/20	4/1/18– 3/31/19	4/1/17– 3/31/18[1]
Per-Share Data
Net asset value at beginning of period	$15.57	$10.68	$12.05	$11.81	$10.64
Income (loss) from investment operations:
Net investment income (loss)[2]	0.32	0.27	0.32	0.29	0.28
Net realized and unrealized gains (losses)	0.65	4.86	(1.43)	0.19	1.06
Total from investment operations	0.97	5.13	(1.11)	0.48	1.34
Less distributions:
Distributions from net investment income	(0.30)	(0.24)	(0.26)	(0.24)	(0.17)
Distributions from net realized gains	(0.01)	(0.00) [3]	(0.00) [3]	(0.00) [3]	(0.00) [3]
Total distributions	(0.31)	(0.24)	(0.26)	(0.24)	(0.17)
Net asset value at end of period	$16.23	$15.57	$10.68	$12.05	$11.81
Total return	6.11%	48.20%	(9.63%)	4.33%	12.57%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[4]	0.03%	0.03%	0.03%	0.03%	0.03%
Gross operating expenses[4]	0.08%	0.08%	0.08%	0.08%	0.08%
Net investment income (loss)	1.92%	1.93%	2.54%	2.43%	2.39%
Portfolio turnover rate	10%	6%	6%	7%	11%
Net assets, end of period (x 1,000)	$361,870	$274,502	$135,960	$84,790	$44,817

[1]	Effective July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Institutional Shares.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Per-share amount was less than $0.005.
[4]	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.05%, 0.05%, 0.05%, 0.05% and 0.05%, respectively, for the periods ended March 31, 2022 March 31, 2021, March 31, 2020, March 31, 2019 and March 31, 2018 (see financial note 4).

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Schwab Target 2045 Index Fund
Portfolio Holdings  as of March 31, 2022

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com.The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
AFFILIATED UNDERLYING FUNDS 99.1% OF NET ASSETS

U.S. Stocks 52.9%
Large-Cap 47.3%
Schwab U.S. Large-Cap ETF	3,178,782	171,177,411
Small-Cap 5.6%
Schwab U.S. Small-Cap ETF	428,456	20,291,676
		191,469,087

International Stocks 29.3%
Developed Markets 23.6%
Schwab International Equity ETF	2,322,897	85,296,778
Emerging Markets 5.7%
Schwab Emerging Markets Equity ETF	745,285	20,696,564
		105,993,342

Real Estate 6.3%
U.S. REITs 6.3%
Schwab U.S. REIT ETF	910,658	22,666,278

Fixed Income 10.6%
Intermediate-Term Bond 10.1%
Schwab U.S. Aggregate Bond ETF	725,900	36,708,763
Treasury Bond 0.5%
Schwab Short-Term U.S. Treasury ETF	34,913	1,729,590
		38,438,353

SECURITY	NUMBER OF SHARES	VALUE ($)
Money Market Funds 0.0%
Schwab Variable Share Price Money Fund, Ultra Shares 0.20% (a)	45,994	45,994
Total Affiliated Underlying Funds (Cost $296,356,276)		358,613,054

ISSUER	FACE AMOUNT ($)	VALUE ($)
SHORT-TERM INVESTMENTS 0.6% OF NET ASSETS

Time Deposits 0.6%
Sumitomo Mitsui Banking Corp.
0.15%, 04/01/22 (b)	2,324,497	2,324,497
Total Short-Term Investments (Cost $2,324,497)		2,324,497
Total Investments in Securities (Cost $298,680,773)		360,937,551

(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF —	Exchange traded fund
REIT —	Real Estate Investment Trust

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Schwab Target 2045 Index Fund
Portfolio Holdings  as of March 31, 2022 (continued)

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended March 31, 2022:
	VALUE AT 3/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 3/31/22	BALANCE OF SHARES HELD AT 3/31/22	DISTRIBUTIONS RECEIVED*
AFFILIATED UNDERLYING FUNDS 99.1% OF NET ASSETS

U.S. Stocks 52.9%
Large-Cap 47.3%
Schwab U.S. Large-Cap ETF	$127,888,625	$40,591,334	($13,747,403)	($19,625)	$16,464,480	$171,177,411	3,178,782	$2,085,130
Small-Cap 5.6%
Schwab U.S. Small-Cap ETF	15,153,428	6,206,724	—	—	(1,068,476)	20,291,676	428,456	215,845
						191,469,087

International Stocks 29.3%
Developed Markets 23.6%
Schwab International Equity ETF	64,007,797	26,505,730	(2,456,258)	(75,860)	(2,684,631)	85,296,778	2,322,897	2,545,976
Emerging Markets 5.7%
Schwab Emerging Markets Equity ETF	15,808,071	9,075,598	(1,539,866)	(141,161)	(2,506,078)	20,696,564	745,285	550,532
						105,993,342

Real Estate 6.3%
U.S. REITs 6.3%
Schwab U.S. REIT ETF	11,928,221	10,216,398	(2,322,267)	49,169	2,794,757	22,666,278	910,658	263,682

Fixed Income 10.6%
Intermediate-Term Bond 10.1%
Schwab U.S. Aggregate Bond ETF	34,830,120	16,475,054	(11,925,081)	(586,846)	(2,084,484)	36,708,763	725,900	867,159
Treasury Bond 0.5%
Schwab Short-Term U.S. Treasury ETF	1,696,001	626,214	(525,141)	(8,436)	(59,048)	1,729,590	34,913	7,016
						38,438,353

Money Market Funds 0.0%
Schwab Variable Share Price Money Fund, Ultra Shares	45,993	15	—	—	(14)	45,994	45,994	18
Total Affiliated Underlying Funds	$271,358,256	$109,697,067	($32,516,016)	($782,759)	$10,856,506	$358,613,054		$6,535,358

*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of March 31, 2022 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Affiliated Underlying Funds[1]	$358,613,054	$—	$—	$358,613,054
Short-Term Investments[1]	—	2,324,497	—	2,324,497
Total	$358,613,054	$2,324,497	$—	$360,937,551

[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

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Schwab Target 2045 Index Fund
Statement of Assets and Liabilities

As of March 31, 2022
Assets
Investments in securities, at value - affiliated (cost $296,356,276)		$358,613,054
Investments in securities, at value - unaffiliated (cost $2,324,497)		2,324,497
Receivables:
Investments sold		3,608,106
Fund shares sold		1,000,616
Dividends	+	12
Total assets		365,546,285
Liabilities
Payables:
Investments bought		2,833,704
Fund shares redeemed		832,619
Investment adviser fees	+	10,350
Total liabilities		3,676,673
Net assets		$361,869,612
Net Assets by Source
Capital received from investors		$301,099,423
Total distributable earnings	+	60,770,189
Net assets		$361,869,612

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$361,869,612		22,294,220		$16.23

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Schwab Target 2045 Index Fund
Statement of Operations

For the period April 1, 2021 through March 31, 2022
Investment Income
Dividends received from securities - affiliated		$6,535,358
Interest received from securities - unaffiliated	+	660
Total investment income		6,536,018
Expenses
Investment adviser fees		267,715
Total expenses		267,715
Expense reduction	–	151,065
Net expenses	–	116,650
Net investment income		6,419,368
REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated		(782,759)
Net change in unrealized appreciation (depreciation) on securities - affiliated	+	10,856,506
Net realized and unrealized gains		10,073,747
Increase in net assets resulting from operations		$16,493,115

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Schwab Target 2045 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	4/1/21-3/31/22		4/1/20-3/31/21
Net investment income		$6,419,368	$3,856,932
Net realized losses		(782,759)	(502,630)
Net change in unrealized appreciation (depreciation)	+	10,856,506	68,833,002
Increase in net assets resulting from operations		$16,493,115	$72,187,304
DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($6,485,385)	($3,841,391)

TRANSACTIONS IN FUND SHARES
	4/1/21-3/31/22			4/1/20-3/31/21
		SHARES	VALUE	SHARES	VALUE
Shares sold		7,697,234	$127,427,006	7,425,308	$104,668,863
Shares reinvested		369,233	6,336,041	249,308	3,709,701
Shares redeemed	+	(3,397,304)	(56,403,521)	(2,774,172)	(38,182,388)
Net transactions in fund shares		4,669,163	$77,359,526	4,900,444	$70,196,176
SHARES OUTSTANDING AND NET ASSETS
	4/1/21-3/31/22			4/1/20-3/31/21
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		17,625,057	$274,502,356	12,724,613	$135,960,267
Total increase	+	4,669,163	87,367,256	4,900,444	138,542,089
End of period		22,294,220	$361,869,612	17,625,057	$274,502,356

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Schwab Target 2050 Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS
	4/1/21– 3/31/22	4/1/20– 3/31/21	4/1/19– 3/31/20	4/1/18– 3/31/19	4/1/17– 3/31/18[1]
Per-Share Data
Net asset value at beginning of period	$15.73	$10.63	$12.09	$11.85	$10.65
Income (loss) from investment operations:
Net investment income (loss)[2]	0.33	0.27	0.32	0.29	0.28
Net realized and unrealized gains (losses)	0.69	5.08	(1.52)	0.18	1.09
Total from investment operations	1.02	5.35	(1.20)	0.47	1.37
Less distributions:
Distributions from net investment income	(0.30)	(0.24)	(0.26)	(0.23)	(0.17)
Distributions from net realized gains	(0.01)	(0.01)	(0.00) [3]	—	(0.00) [3]
Total distributions	(0.31)	(0.25)	(0.26)	(0.23)	(0.17)
Net asset value at end of period	$16.44	$15.73	$10.63	$12.09	$11.85
Total return	6.37%	50.43%	(10.35%)	4.23%	12.85%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[4]	0.03%	0.03%	0.03%	0.03%	0.03%
Gross operating expenses[4]	0.08%	0.08%	0.08%	0.08%	0.08%
Net investment income (loss)	1.94%	1.93%	2.55%	2.48%	2.37%
Portfolio turnover rate	8%	6%	3%	0% [5]	15%
Net assets, end of period (x 1,000)	$449,921	$321,048	$146,944	$88,727	$37,619

[1]	Effective July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Institutional Shares.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Per-share amount was less than $0.005.
[4]	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.05%, 0.05%, 0.05%, 0.05% and 0.05%, respectively, for the periods ended March 31, 2022 March 31, 2021, March 31, 2020, March 31, 2019 and March 31, 2018 (see financial note 4).
[5]	Less than 0.5%

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Schwab Target 2050 Index Fund
Portfolio Holdings  as of March 31, 2022

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com.The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
AFFILIATED UNDERLYING FUNDS 99.3% OF NET ASSETS

U.S. Stocks 54.5%
Large-Cap 48.5%
Schwab U.S. Large-Cap ETF	4,052,917	218,249,581
Small-Cap 6.0%
Schwab U.S. Small-Cap ETF	572,722	27,124,114
		245,373,695

International Stocks 31.0%
Developed Markets 24.6%
Schwab International Equity ETF	3,010,894	110,560,028
Emerging Markets 6.4%
Schwab Emerging Markets Equity ETF	1,038,272	28,832,813
		139,392,841

Real Estate 6.5%
U.S. REITs 6.5%
Schwab U.S. REIT ETF	1,176,089	29,272,855

Fixed Income 7.3%
Intermediate-Term Bond 7.3%
Schwab U.S. Aggregate Bond ETF	646,388	32,687,841

SECURITY	NUMBER OF SHARES	VALUE ($)
Money Market Funds 0.0%
Schwab Variable Share Price Money Fund, Ultra Shares 0.20% (a)	62,935	62,935
Total Affiliated Underlying Funds (Cost $374,382,994)		446,790,167

ISSUER	FACE AMOUNT ($)	VALUE ($)
SHORT-TERM INVESTMENTS 0.8% OF NET ASSETS

Time Deposits 0.8%
BNP Paribas SA
0.15%, 04/01/22 (b)	3,507,976	3,507,976
Total Short-Term Investments (Cost $3,507,976)		3,507,976
Total Investments in Securities (Cost $377,890,970)		450,298,143

(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF —	Exchange traded fund
REIT —	Real Estate Investment Trust

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Schwab Target 2050 Index Fund
Portfolio Holdings  as of March 31, 2022 (continued)

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended March 31, 2022:
	VALUE AT 3/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 3/31/22	BALANCE OF SHARES HELD AT 3/31/22	DISTRIBUTIONS RECEIVED*
AFFILIATED UNDERLYING FUNDS 99.3% OF NET ASSETS

U.S. Stocks 54.5%
Large-Cap 48.5%
Schwab U.S. Large-Cap ETF	$154,398,474	$55,812,246	($11,568,259)	($139,602)	$19,746,722	$218,249,581	4,052,917	$2,559,190
Small-Cap 6.0%
Schwab U.S. Small-Cap ETF	19,564,125	9,000,270	—	—	(1,440,281)	27,124,114	572,722	280,628
						245,373,695

International Stocks 31.0%
Developed Markets 24.6%
Schwab International Equity ETF	78,491,609	37,625,731	(1,809,254)	(17,573)	(3,730,485)	110,560,028	3,010,894	3,183,993
Emerging Markets 6.4%
Schwab Emerging Markets Equity ETF	20,756,885	13,898,895	(2,197,914)	(222,255)	(3,402,798)	28,832,813	1,038,272	734,111
						139,392,841

Real Estate 6.5%
U.S. REITs 6.5%
Schwab U.S. REIT ETF	14,568,131	13,594,796	(2,369,898)	26,819	3,453,007	29,272,855	1,176,089	328,676

Fixed Income 7.3%
Intermediate-Term Bond 7.3%
Schwab U.S. Aggregate Bond ETF	29,414,943	15,903,081	(10,306,774)	(533,162)	(1,790,247)	32,687,841	646,388	739,052
Treasury Bond 0.0%
Schwab Short-Term U.S. Treasury ETF	1,165,763	559,583	(1,697,886)	(15,167)	(12,293)	—	—	4,589
						32,687,841

Money Market Funds 0.0%
Schwab Variable Share Price Money Fund, Ultra Shares	62,934	20	—	—	(19)	62,935	62,935	24
Total Affiliated Underlying Funds	$318,422,864	$146,394,622	($29,949,985)	($900,940)	$12,823,606	$446,790,167		$7,830,263

*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of March 31, 2022 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Affiliated Underlying Funds[1]	$446,790,167	$—	$—	$446,790,167
Short-Term Investments[1]	—	3,507,976	—	3,507,976
Total	$446,790,167	$3,507,976	$—	$450,298,143

[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Target Index Funds  |  Annual Report
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Schwab Target 2050 Index Fund
Statement of Assets and Liabilities

As of March 31, 2022
Assets
Investments in securities, at value - affiliated (cost $374,382,994)		$446,790,167
Investments in securities, at value - unaffiliated (cost $3,507,976)		3,507,976
Receivables:
Investments sold		3,706,798
Fund shares sold		463,138
Dividends	+	17
Total assets		454,468,096
Liabilities
Payables:
Investments bought		4,215,135
Fund shares redeemed		319,336
Investment adviser fees	+	12,472
Total liabilities		4,546,943
Net assets		$449,921,153
Net Assets by Source
Capital received from investors		$378,651,694
Total distributable earnings	+	71,269,459
Net assets		$449,921,153

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$449,921,153		27,364,792		$16.44

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Schwab Target 2050 Index Fund
Statement of Operations

For the period April 1, 2021 through March 31, 2022
Investment Income
Dividends received from securities - affiliated		$7,830,263
Interest received from securities - unaffiliated	+	752
Total investment income		7,831,015
Expenses
Investment adviser fees		317,379
Total expenses		317,379
Expense reduction	–	181,787
Net expenses	–	135,592
Net investment income		7,695,423
REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated		(900,940)
Net change in unrealized appreciation (depreciation) on securities - affiliated	+	12,823,606
Net realized and unrealized gains		11,922,666
Increase in net assets resulting from operations		$19,618,089

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Schwab Target 2050 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	4/1/21-3/31/22		4/1/20-3/31/21
Net investment income		$7,695,423	$4,403,783
Net realized losses		(900,940)	(716,331)
Net change in unrealized appreciation (depreciation)	+	12,823,606	81,119,691
Increase in net assets resulting from operations		$19,618,089	$84,807,143
DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($7,672,924)	($4,431,058)

TRANSACTIONS IN FUND SHARES
	4/1/21-3/31/22			4/1/20-3/31/21
		SHARES	VALUE	SHARES	VALUE
Shares sold		10,162,295	$170,527,200	10,144,672	$142,622,509
Shares reinvested		433,775	7,543,343	290,416	4,350,434
Shares redeemed	+	(3,640,541)	(61,142,731)	(3,849,108)	(53,244,708)
Net transactions in fund shares		6,955,529	$116,927,812	6,585,980	$93,728,235
SHARES OUTSTANDING AND NET ASSETS
	4/1/21-3/31/22			4/1/20-3/31/21
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		20,409,263	$321,048,176	13,823,283	$146,943,856
Total increase	+	6,955,529	128,872,977	6,585,980	174,104,320
End of period		27,364,792	$449,921,153	20,409,263	$321,048,176

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Schwab Target 2055 Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS
	4/1/21– 3/31/22	4/1/20– 3/31/21	4/1/19– 3/31/20	4/1/18– 3/31/19	4/1/17– 3/31/18[1]
Per-Share Data
Net asset value at beginning of period	$15.88	$10.60	$12.14	$11.91	$10.67
Income (loss) from investment operations:
Net investment income (loss)[2]	0.33	0.27	0.32	0.31	0.27
Net realized and unrealized gains (losses)	0.73	5.25	(1.60)	0.15	1.15
Total from investment operations	1.06	5.52	(1.28)	0.46	1.42
Less distributions:
Distributions from net investment income	(0.31)	(0.24)	(0.26)	(0.23)	(0.18)
Distributions from net realized gains	(0.01)	(0.00) [3]	(0.00) [3]	—	(0.00) [3]
Total distributions	(0.32)	(0.24)	(0.26)	(0.23)	(0.18)
Net asset value at end of period	$16.62	$15.88	$10.60	$12.14	$11.91
Total return	6.51%	52.24%	(10.96%)	4.15%	13.25%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[4]	0.03%	0.03%	0.03%	0.03%	0.03%
Gross operating expenses[4]	0.08%	0.08%	0.08%	0.08%	0.08%
Net investment income (loss)	1.94%	1.92%	2.57%	2.60%	2.33%
Portfolio turnover rate	7%	6%	3%	6%	23%
Net assets, end of period (x 1,000)	$278,992	$189,841	$84,957	$50,403	$17,713

[1]	Effective July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Institutional Shares.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Per-share amount was less than $0.005.
[4]	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.05%, 0.05%, 0.05%, 0.05% and 0.05%, respectively, for the periods ended March 31, 2022 March 31, 2021, March 31, 2020, March 31, 2019 and March 31, 2018 (see financial note 4).

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Schwab Target 2055 Index Fund
Portfolio Holdings  as of March 31, 2022

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com.The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
AFFILIATED UNDERLYING FUNDS 99.4% OF NET ASSETS

U.S. Stocks 55.4%
Large-Cap 49.1%
Schwab U.S. Large-Cap ETF	2,545,023	137,049,489
Small-Cap 6.3%
Schwab U.S. Small-Cap ETF	372,168	17,625,876
		154,675,365

International Stocks 32.0%
Developed Markets 25.2%
Schwab International Equity ETF	1,912,060	70,210,843
Emerging Markets 6.8%
Schwab Emerging Markets Equity ETF	686,867	19,074,297
		89,285,140

Real Estate 6.7%
U.S. REITs 6.7%
Schwab U.S. REIT ETF	748,517	18,630,588

Fixed Income 5.3%
Intermediate-Term Bond 5.3%
Schwab U.S. Aggregate Bond ETF	290,073	14,668,991

SECURITY	NUMBER OF SHARES	VALUE ($)
Money Market Funds 0.0%
Schwab Variable Share Price Money Fund, Ultra Shares 0.20% (a)	66,699	66,699
Total Affiliated Underlying Funds (Cost $233,540,933)		277,326,783

ISSUER	FACE AMOUNT ($)	VALUE ($)
SHORT-TERM INVESTMENTS 0.7% OF NET ASSETS

Time Deposits 0.7%
JPMorgan Chase Bank
0.15%, 04/01/22 (b)	1,834,206	1,834,206
Total Short-Term Investments (Cost $1,834,206)		1,834,206
Total Investments in Securities (Cost $235,375,139)		279,160,989

(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF —	Exchange traded fund
REIT —	Real Estate Investment Trust

Schwab Target Index Funds  |  Annual Report
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Schwab Target 2055 Index Fund
Portfolio Holdings  as of March 31, 2022 (continued)

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended March 31, 2022:
	VALUE AT 3/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 3/31/22	BALANCE OF SHARES HELD AT 3/31/22	DISTRIBUTIONS RECEIVED*
AFFILIATED UNDERLYING FUNDS 99.4% OF NET ASSETS

U.S. Stocks 55.4%
Large-Cap 49.1%
Schwab U.S. Large-Cap ETF	$92,931,112	$38,975,740	($6,944,549)	($43,066)	$12,130,252	$137,049,489	2,545,023	$1,581,487
Small-Cap 6.3%
Schwab U.S. Small-Cap ETF	12,255,722	6,285,417	—	—	(915,263)	17,625,876	372,168	178,521
						154,675,365

International Stocks 32.0%
Developed Markets 25.2%
Schwab International Equity ETF	47,760,020	26,446,602	(1,645,127)	(38,042)	(2,312,610)	70,210,843	1,912,060	1,973,921
Emerging Markets 6.8%
Schwab Emerging Markets Equity ETF	13,109,631	9,688,627	(1,336,304)	(129,780)	(2,257,877)	19,074,297	686,867	473,748
						89,285,140

Real Estate 6.7%
U.S. REITs 6.7%
Schwab U.S. REIT ETF	8,875,358	8,827,655	(1,222,191)	(12,130)	2,161,896	18,630,588	748,517	204,181

Fixed Income 5.3%
Intermediate-Term Bond 5.3%
Schwab U.S. Aggregate Bond ETF	12,970,713	7,925,968	(5,180,664)	(266,358)	(780,668)	14,668,991	290,073	334,686
Treasury Bond 0.0%
Schwab Short-Term U.S. Treasury ETF	575,134	286,907	(850,786)	(10,483)	(772)	—	—	1,956
						14,668,991

Money Market Funds 0.0%
Schwab Variable Share Price Money Fund, Ultra Shares	66,698	21	—	—	(20)	66,699	66,699	24
Total Affiliated Underlying Funds	$188,544,388	$98,436,937	($17,179,621)	($499,859)	$8,024,938	$277,326,783		$4,748,524

*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of March 31, 2022 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Affiliated Underlying Funds[1]	$277,326,783	$—	$—	$277,326,783
Short-Term Investments[1]	—	1,834,206	—	1,834,206
Total	$277,326,783	$1,834,206	$—	$279,160,989

[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Target Index Funds  |  Annual Report
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Schwab Target 2055 Index Fund
Statement of Assets and Liabilities

As of March 31, 2022
Assets
Investments in securities, at value - affiliated (cost $233,540,933)		$277,326,783
Investments in securities, at value - unaffiliated (cost $1,834,206)		1,834,206
Receivables:
Investments sold		1,994,161
Fund shares sold		498,536
Dividends	+	11
Total assets		281,653,697
Liabilities
Payables:
Investments bought		2,538,051
Fund shares redeemed		116,294
Investment adviser fees	+	7,586
Total liabilities		2,661,931
Net assets		$278,991,766
Net Assets by Source
Capital received from investors		$236,143,030
Total distributable earnings	+	42,848,736
Net assets		$278,991,766

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$278,991,766		16,785,972		$16.62

Schwab Target Index Funds  |  Annual Report
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Schwab Target 2055 Index Fund
Statement of Operations

For the period April 1, 2021 through March 31, 2022
Investment Income
Dividends received from securities - affiliated		$4,748,524
Interest received from securities - unaffiliated	+	422
Total investment income		4,748,946
Expenses
Investment adviser fees		192,285
Total expenses		192,285
Expense reduction	–	111,390
Net expenses	–	80,895
Net investment income		4,668,051
REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated		(499,859)
Net change in unrealized appreciation (depreciation) on securities - affiliated	+	8,024,938
Net realized and unrealized gains		7,525,079
Increase in net assets resulting from operations		$12,193,130

Schwab Target Index Funds  |  Annual Report
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Schwab Target 2055 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	4/1/21-3/31/22		4/1/20-3/31/21
Net investment income		$4,668,051	$2,561,387
Net realized losses		(499,859)	(368,513)
Net change in unrealized appreciation (depreciation)	+	8,024,938	48,728,147
Increase in net assets resulting from operations		$12,193,130	$50,921,021
DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($4,624,727)	($2,551,965)

TRANSACTIONS IN FUND SHARES
	4/1/21-3/31/22			4/1/20-3/31/21
		SHARES	VALUE	SHARES	VALUE
Shares sold		6,778,512	$114,807,471	5,887,926	$83,275,244
Shares reinvested		254,269	4,472,592	164,503	2,482,361
Shares redeemed	+	(2,205,164)	(37,697,947)	(2,106,273)	(29,242,736)
Net transactions in fund shares		4,827,617	$81,582,116	3,946,156	$56,514,869
SHARES OUTSTANDING AND NET ASSETS
	4/1/21-3/31/22			4/1/20-3/31/21
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		11,958,355	$189,841,247	8,012,199	$84,957,322
Total increase	+	4,827,617	89,150,519	3,946,156	104,883,925
End of period		16,785,972	$278,991,766	11,958,355	$189,841,247

Schwab Target Index Funds  |  Annual Report
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Schwab Target 2060 Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS
	4/1/21– 3/31/22	4/1/20– 3/31/21	4/1/19– 3/31/20	4/1/18– 3/31/19	4/1/17– 3/31/18[1]
Per-Share Data
Net asset value at beginning of period	$15.95	$10.55	$12.16	$11.92	$10.68
Income (loss) from investment operations:
Net investment income (loss)[2]	0.33	0.27	0.32	0.30	0.29
Net realized and unrealized gains (losses)	0.77	5.38	(1.66)	0.17	1.12
Total from investment operations	1.10	5.65	(1.34)	0.47	1.41
Less distributions:
Distributions from net investment income	(0.31)	(0.24)	(0.27)	(0.23)	(0.17)
Distributions from net realized gains	(0.01)	(0.01)	(0.00) [3]	(0.00) [3]	(0.00) [3]
Total distributions	(0.32)	(0.25)	(0.27)	(0.23)	(0.17)
Net asset value at end of period	$16.73	$15.95	$10.55	$12.16	$11.92
Total return	6.74%	53.70%	(11.50%)	4.23%	13.22%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[4]	0.03%	0.03%	0.03%	0.03%	0.03%
Gross operating expenses[4]	0.08%	0.08%	0.08%	0.08%	0.08%
Net investment income (loss)	1.95%	1.92%	2.54%	2.50%	2.43%
Portfolio turnover rate	6%	7%	4%	2%	19%
Net assets, end of period (x 1,000)	$345,015	$226,973	$100,674	$58,895	$24,224

[1]	Effective July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Institutional Shares.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Per-share amount was less than $0.005.
[4]	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.05%, 0.05%, 0.05%, 0.05% and 0.05%, respectively, for the periods ended March 31, 2022 March 31, 2021, March 31, 2020, March 31, 2019 and March 31, 2018 (see financial note 4).

Schwab Target Index Funds  |  Annual Report
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Schwab Target 2060 Index Fund
Portfolio Holdings  as of March 31, 2022

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com.The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
AFFILIATED UNDERLYING FUNDS 99.4% OF NET ASSETS

U.S. Stocks 56.3%
Large-Cap 49.7%
Schwab U.S. Large-Cap ETF	3,184,643	171,493,026
Small-Cap 6.6%
Schwab U.S. Small-Cap ETF	482,184	22,836,234
		194,329,260

International Stocks 33.0%
Developed Markets 25.7%
Schwab International Equity ETF	2,418,560	88,809,523
Emerging Markets 7.3%
Schwab Emerging Markets Equity ETF	900,784	25,014,772
		113,824,295

Real Estate 6.8%
U.S. REITs 6.8%
Schwab U.S. REIT ETF	942,927	23,469,453

Fixed Income 3.3%
Intermediate-Term Bond 3.3%
Schwab U.S. Aggregate Bond ETF	222,957	11,274,935
Total Affiliated Underlying Funds (Cost $290,144,575)		342,897,943
ISSUER	FACE AMOUNT ($)	VALUE ($)
SHORT-TERM INVESTMENTS 0.7% OF NET ASSETS

Time Deposits 0.7%
Sumitomo Mitsui Banking Corp.
0.15%, 04/01/22 (a)	2,367,553	2,367,553
Total Short-Term Investments (Cost $2,367,553)		2,367,553
Total Investments in Securities (Cost $292,512,128)		345,265,496

(a)	The rate shown is the current daily overnight rate.

ETF —	Exchange traded fund
REIT —	Real Estate Investment Trust

Schwab Target Index Funds  |  Annual Report
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Schwab Target 2060 Index Fund
Portfolio Holdings  as of March 31, 2022 (continued)

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended March 31, 2022:
	VALUE AT 3/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 3/31/22	BALANCE OF SHARES HELD AT 3/31/22	DISTRIBUTIONS RECEIVED*
AFFILIATED UNDERLYING FUNDS 99.4% OF NET ASSETS

U.S. Stocks 56.3%
Large-Cap 49.7%
Schwab U.S. Large-Cap ETF	$112,947,221	$51,025,833	($7,156,316)	($101,346)	$14,777,634	$171,493,026	3,184,643	$1,972,574
Small-Cap 6.6%
Schwab U.S. Small-Cap ETF	15,359,047	8,702,369	—	—	(1,225,182)	22,836,234	482,184	230,591
						194,329,260

International Stocks 33.0%
Developed Markets 25.7%
Schwab International Equity ETF	58,640,138	35,852,963	(2,513,580)	(120,317)	(3,049,681)	88,809,523	2,418,560	2,492,526
Emerging Markets 7.3%
Schwab Emerging Markets Equity ETF	16,807,234	13,284,322	(1,987,287)	(193,994)	(2,895,503)	25,014,772	900,784	622,404
						113,824,295

Real Estate 6.8%
U.S. REITs 6.8%
Schwab U.S. REIT ETF	10,944,157	11,094,573	(1,240,258)	(8,892)	2,679,873	23,469,453	942,927	257,048

Fixed Income 3.3%
Intermediate-Term Bond 3.3%
Schwab U.S. Aggregate Bond ETF	10,598,046	6,780,879	(5,265,140)	(279,371)	(559,479)	11,274,935	222,957	275,112
Treasury Bond 0.0%
Schwab Short-Term U.S. Treasury ETF	365,994	303,667	(660,326)	(5,501)	(3,834)	—	—	1,537
						11,274,935
Total Affiliated Underlying Funds	$225,661,837	$127,044,606	($18,822,907)	($709,421)	$9,723,828	$342,897,943		$5,851,792

*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of March 31, 2022 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Affiliated Underlying Funds[1]	$342,897,943	$—	$—	$342,897,943
Short-Term Investments[1]	—	2,367,553	—	2,367,553
Total	$342,897,943	$2,367,553	$—	$345,265,496

[1]	As categorized in the Portfolio Holdings.
Fund investments in ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the ETFs, which could be Level 1, Level 2 or Level 3.

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Schwab Target 2060 Index Fund
Statement of Assets and Liabilities

As of March 31, 2022
Assets
Investments in securities, at value - affiliated (cost $290,144,575)		$342,897,943
Investments in securities, at value - unaffiliated (cost $2,367,553)		2,367,553
Receivables:
Investments sold		2,340,837
Fund shares sold		509,981
Dividends	+	9
Total assets		348,116,323
Liabilities
Payables:
Investments bought		2,947,168
Fund shares redeemed		144,687
Investment adviser fees	+	9,298
Total liabilities		3,101,153
Net assets		$345,015,170
Net Assets by Source
Capital received from investors		$293,817,749
Total distributable earnings	+	51,197,421
Net assets		$345,015,170

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$345,015,170		20,621,165		$16.73

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Schwab Target 2060 Index Fund
Statement of Operations

For the period April 1, 2021 through March 31, 2022
Investment Income
Dividends received from securities - affiliated		$5,851,792
Interest received from securities - unaffiliated	+	517
Total investment income		5,852,309
Expenses
Investment adviser fees		235,769
Total expenses		235,769
Expense reduction	–	137,959
Net expenses	–	97,810
Net investment income		5,754,499
REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated		(709,421)
Net change in unrealized appreciation (depreciation) on securities - affiliated	+	9,723,828
Net realized and unrealized gains		9,014,407
Increase in net assets resulting from operations		$14,768,906

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Schwab Target 2060 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	4/1/21-3/31/22		4/1/20-3/31/21
Net investment income		$5,754,499	$3,002,737
Net realized losses		(709,421)	(619,971)
Net change in unrealized appreciation (depreciation)	+	9,723,828	58,871,843
Increase in net assets resulting from operations		$14,768,906	$61,254,609
DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($5,689,319)	($3,027,524)

TRANSACTIONS IN FUND SHARES
	4/1/21-3/31/22			4/1/20-3/31/21
		SHARES	VALUE	SHARES	VALUE
Shares sold		8,866,949	$151,012,110	7,841,414	$111,818,240
Shares reinvested		313,021	5,543,605	194,228	2,936,732
Shares redeemed	+	(2,789,127)	(47,592,743)	(3,351,894)	(46,683,614)
Net transactions in fund shares		6,390,843	$108,962,972	4,683,748	$68,071,358
SHARES OUTSTANDING AND NET ASSETS
	4/1/21-3/31/22			4/1/20-3/31/21
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		14,230,322	$226,972,611	9,546,574	$100,674,168
Total increase	+	6,390,843	118,042,559	4,683,748	126,298,443
End of period		20,621,165	$345,015,170	14,230,322	$226,972,611

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Schwab Target 2065 Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS
	4/1/21– 3/31/22	2/26/21 [1]– 3/31/21
Per-Share Data
Net asset value at beginning of period	$10.21	$10.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.25	0.02
Net realized and unrealized gains (losses)	0.44 [3]	0.19
Total from investment operations	0.69	0.21
Less distributions:
Distributions from net investment income	(0.14)	—
Net asset value at end of period	$10.76	$10.21
Total return	6.69%	2.10% [4]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[5]	0.03%	0.04% [6]
Gross operating expenses[5]	0.08%	0.08% [6]
Net investment income (loss)	2.30%	2.46% [6]
Portfolio turnover rate	19%	0% [4,7]
Net assets, end of period (x 1,000)	$29,071	$1,820

[1]	Commencement of operations.
[2]	Calculated based on the average shares outstanding during the period.
[3]	The per share amount does not accord with the change in aggregate gains and losses in securities during the period because of the timing of sales and repurchases of fund shares in relation to fluctuating market values.
[4]	Not annualized.
[5]	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.05% and 0.04% (annualized), respectively, for the periods ended March 31, 2022 and March 31, 2021 (see financial note 4).
[6]	Annualized.
[7]	Portfolio turnover was 0%; portfolio turnover is calculated by factoring in the lesser of long-term purchases or sales of securities. The fund had no sales of securities during the period.

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Schwab Target 2065 Index Fund
Portfolio Holdings  as of March 31, 2022

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com.The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
AFFILIATED UNDERLYING FUNDS 99.4% OF NET ASSETS

U.S. Stocks 56.6%
Large-Cap 49.8%
Schwab U.S. Large-Cap ETF	268,851	14,477,626
Small-Cap 6.8%
Schwab U.S. Small-Cap ETF	41,666	1,973,302
		16,450,928

International Stocks 33.6%
Developed Markets 26.2%
Schwab International Equity ETF	207,248	7,610,147
Emerging Markets 7.4%
Schwab Emerging Markets Equity ETF	78,107	2,169,031
		9,779,178

Real Estate 6.8%
U.S. REITs 6.8%
Schwab U.S. REIT ETF	79,155	1,970,168

Fixed Income 2.4%
Intermediate-Term Bond 2.4%
Schwab U.S. Aggregate Bond ETF	13,913	703,580
Total Affiliated Underlying Funds (Cost $29,296,443)		28,903,854
ISSUER	FACE AMOUNT ($)	VALUE ($)
SHORT-TERM INVESTMENTS 2.1% OF NET ASSETS

Time Deposits 2.1%
JPMorgan Chase Bank
0.15%, 04/01/22 (a)	301,071	301,071
Sumitomo Mitsui Banking Corp.
0.15%, 04/01/22 (a)	292,683	292,683
Total Short-Term Investments (Cost $593,754)		593,754
Total Investments in Securities (Cost $29,890,197)		29,497,608

(a)	The rate shown is the current daily overnight rate.

ETF —	Exchange traded fund
REIT —	Real Estate Investment Trust

Schwab Target Index Funds  |  Annual Report
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Schwab Target 2065 Index Fund
Portfolio Holdings  as of March 31, 2022 (continued)

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended March 31, 2022:
	VALUE AT 3/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 3/31/22	BALANCE OF SHARES HELD AT 3/31/22	DISTRIBUTIONS RECEIVED*
AFFILIATED UNDERLYING FUNDS 99.4% OF NET ASSETS

U.S. Stocks 56.6%
Large-Cap 49.8%
Schwab U.S. Large-Cap ETF	$894,424	$14,534,739	($1,136,484)	($59,429)	$244,376	$14,477,626	268,851	$115,825
Small-Cap 6.8%
Schwab U.S. Small-Cap ETF	121,298	2,130,904	(151,555)	(21,621)	(105,724)	1,973,302	41,666	13,746
						16,450,928

International Stocks 33.6%
Developed Markets 26.2%
Schwab International Equity ETF	469,460	8,203,969	(604,702)	(50,947)	(407,633)	7,610,147	207,248	150,920
Emerging Markets 7.4%
Schwab Emerging Markets Equity ETF	135,319	2,468,164	(214,092)	(20,617)	(199,743)	2,169,031	78,107	39,289
						9,779,178

Real Estate 6.8%
U.S. REITs 6.8%
Schwab U.S. REIT ETF	85,098	1,987,592	(199,687)	(2,430)	99,595	1,970,168	79,155	14,474

Fixed Income 2.4%
Intermediate-Term Bond 2.4%
Schwab U.S. Aggregate Bond ETF	77,904	1,203,469	(518,281)	(18,792)	(40,720)	703,580	13,913	10,861
Treasury Bond 0.0%
Schwab Short-Term U.S. Treasury ETF	2,565	42,466	(44,422)	(609)	—	—	—	55
						703,580
Total Affiliated Underlying Funds	$1,786,068	$30,571,303	($2,869,223)	($174,445)	($409,849)	$28,903,854		$345,170

*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of March 31, 2022 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Affiliated Underlying Funds[1]	$28,903,854	$—	$—	$28,903,854
Short-Term Investments[1]	—	593,754	—	593,754
Total	$28,903,854	$593,754	$—	$29,497,608

[1]	As categorized in the Portfolio Holdings.
Fund investments in ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Target Index Funds  |  Annual Report
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Schwab Target 2065 Index Fund
Statement of Assets and Liabilities

As of March 31, 2022
Assets
Investments in securities, at value - affiliated (cost $29,296,443)		$28,903,854
Investments in securities, at value - unaffiliated (cost $593,754)		593,754
Receivables:
Investments sold		1,195,623
Fund shares sold	+	71,245
Total assets		30,764,476
Liabilities
Payables:
Fund shares redeemed		1,344,674
Investments bought		348,398
Investment adviser fees	+	767
Total liabilities		1,693,839
Net assets		$29,070,637
Net Assets by Source
Capital received from investors		$29,589,774
Total distributable loss	+	(519,137)
Net assets		$29,070,637

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$29,070,637		2,700,640		$10.76

Schwab Target Index Funds  |  Annual Report
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Schwab Target 2065 Index Fund
Statement of Operations

For the period April 1, 2021 through March 31, 2022
Investment Income
Dividends received from securities - affiliated		$345,170
Interest received from securities - unaffiliated	+	21
Total investment income		345,191
Expenses
Investment adviser fees		11,864
Total expenses		11,864
Expense reduction	–	7,116
Net expenses	–	4,748
Net investment income		340,443
REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated		(174,445)
Net change in unrealized appreciation (depreciation) on securities - affiliated	+	(409,849)
Net realized and unrealized losses		(584,294)
Decrease in net assets resulting from operations		($243,851)

Schwab Target Index Funds  |  Annual Report
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Schwab Target 2065 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	4/1/21-3/31/22		2/26/21 [1]-3/31/21
Net investment income		$340,443	$2,430
Net realized losses		(174,445)	—
Net change in unrealized appreciation (depreciation)	+	(409,849)	17,260
Increase (decrease) in net assets resulting from operations		($243,851)	$19,690
DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($294,976)	$—

TRANSACTIONS IN FUND SHARES
	4/1/21-3/31/22			2/26/21 [1]-3/31/21
		SHARES	VALUE	SHARES	VALUE
Shares sold		2,995,048	$32,934,520	181,848	$1,835,930
Shares reinvested		24,515	279,218	—	—
Shares redeemed	+	(497,239)	(5,424,360)	(3,532)	(35,534)
Net transactions in fund shares		2,522,324	$27,789,378	178,316	$1,800,396
SHARES OUTSTANDING AND NET ASSETS
	4/1/21-3/31/22			2/26/21 [1]-3/31/21
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		178,316	$1,820,086	—	$—
Total increase	+	2,522,324	27,250,551	178,316	1,820,086
End of period		2,700,640	$29,070,637	178,316	$1,820,086

[1]	Commencement of operations.

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Schwab Target Index Funds
Financial Notes

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Capital Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB CAPITAL TRUST (ORGANIZED MAY 7, 1993)
Schwab Target 2010 Index Fund	Schwab Dividend Equity Fund
Schwab Target 2015 Index Fund	Schwab Large-Cap Growth Fund
Schwab Target 2020 Index Fund	Schwab Small-Cap Equity Fund
Schwab Target 2025 Index Fund	Schwab Health Care Fund
Schwab Target 2030 Index Fund	Schwab International Core Equity Fund
Schwab Target 2035 Index Fund	Schwab Target 2010 Fund
Schwab Target 2040 Index Fund	Schwab Target 2015 Fund
Schwab Target 2045 Index Fund	Schwab Target 2020 Fund
Schwab Target 2050 Index Fund	Schwab Target 2025 Fund
Schwab Target 2055 Index Fund	Schwab Target 2030 Fund
Schwab Target 2060 Index Fund	Schwab Target 2035 Fund
Schwab Target 2065 Index Fund	Schwab Target 2040 Fund
Schwab S&P 500 Index Fund	Schwab Target 2045 Fund
Schwab Small-Cap Index Fund®	Schwab Target 2050 Fund
Schwab Total Stock Market Index Fund®	Schwab Target 2055 Fund
Schwab U.S. Large-Cap Growth Index Fund	Schwab Target 2060 Fund
Schwab U.S. Large-Cap Value Index Fund	Schwab Target 2065 Fund
Schwab U.S. Mid-Cap Index Fund	Schwab Fundamental US Large Company Index Fund
Schwab International Index Fund®	Schwab Fundamental US Small Company Index Fund
Schwab MarketTrack All Equity Portfolio™	Schwab Fundamental International Large Company Index Fund
Schwab MarketTrack Growth Portfolio™	Schwab Fundamental International Small Company Index Fund
Schwab MarketTrack Balanced Portfolio™	Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab MarketTrack Conservative Portfolio™	Schwab Fundamental Global Real Estate Index Fund
Schwab International Opportunities Fund	Schwab Monthly Income Fund - Moderate Payout
Schwab Balanced Fund	Schwab Monthly Income Fund - Enhanced Payout
Schwab Core Equity Fund	Schwab Monthly Income Fund - Maximum Payout
The Schwab Target Index Funds are “funds of funds.” Each of the funds seeks to achieve its investment objective by investing primarily in affiliated Schwab exchange-traded funds (ETFs). The funds may also invest in affiliated Schwab Funds and unaffiliated third-party ETFs and mutual funds (all such ETFs and mutual funds referred to herein as "underlying funds"), in accordance with their target portfolio allocation. Each fund may also invest directly in equity and fixed-income securities, cash and cash equivalents, including money market securities.
Each fund in this report offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The financial statements of the funds should be read in conjunction with the underlying funds’ financial statements. For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the U.S. Securities and Exchange Commission (SEC) and are available on the SEC’s website at www.sec.gov.

Schwab Target Index Funds  |  Annual Report

Schwab Target Index Funds
Financial Notes (continued)

2. Significant Accounting Policies (continued):
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes.
•   Mutual funds: Mutual funds are valued at their respective NAVs.
•   Cash management sweep time deposits: Balances held in cash management sweep time deposits are accounted for on a cost basis, which approximates fair value.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, mutual funds and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the underlying securities held by an underlying fund.
•   Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of

Schwab Target Index Funds  |  Annual Report

Schwab Target Index Funds
Financial Notes (continued)

2. Significant Accounting Policies (continued):
Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of March 31, 2022 are disclosed in the Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Cash Management Transactions: The funds may subscribe to the Brown Brothers Harriman & Co. (BBH) Cash Management Service Sweep (CMS Sweep). The BBH CMS Sweep is an investment product that automatically sweeps the funds’ cash balances into overnight offshore time deposits with either the BBH Grand Cayman branch or a branch of a pre-approved commercial bank. This fully automated program allows the funds to earn interest on cash balances. Excess cash invested with deposit institutions domiciled outside of the U.S., as with any offshore deposit, may be subject to sovereign actions in the jurisdiction of the deposit institution including, but not limited to, freeze, seizure or diminution. The funds bear the risk associated with the repayment of principal and payment of interest on such instruments by the institution with which the deposit is ultimately placed.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date). Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
(e) Expenses:
Pursuant to the Amended and Restated Advisory Agreement (Advisory Agreement) between the investment adviser and the funds, the investment adviser will pay the operating expenses of each fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding shareholder servicing fees, acquired fund fees and expenses, taxes, any brokerage expenses and extraordinary or non-routine expenses.
(f) Distributions to Shareholders:
The funds make distributions from net investment income and net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

Schwab Target Index Funds  |  Annual Report

Schwab Target Index Funds
Financial Notes (continued)

2. Significant Accounting Policies (continued):
(i) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:
Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Asset Allocation Risk. The funds are subject to the risk that the selection of the underlying funds and the allocation of a fund’s assets among the various asset classes and market segments may cause the fund to underperform other funds with a similar investment objective.
Conflicts of Interest Risk. The investment adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds and ETFs may create a conflict of interest because the fees paid to it and its affiliates by some underlying funds are higher than the fees paid by other underlying funds. The investment adviser also may have an incentive to select an affiliated underlying fund for other reasons, including to increase assets under management or to support new investment strategies. In addition, other conflicts of interest may exist where the best interests of the affiliated underlying fund may not be aligned with those of a fund. However, the investment adviser is a fiduciary to each fund and is legally obligated to act in the fund’s best interests when selecting underlying funds.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in the funds will fluctuate, which means that an investor could lose money over short or long periods.
ETF Risk. When a fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in the market for an ETF’s shares can result in its value being more volatile than the underlying portfolio of securities.
Direct Investment Risk. The funds may invest directly in cash, cash equivalents and equity and fixed-income securities, including money market securities, to maintain their asset allocations. A fund’s direct investment in these securities is subject to the same or similar risks as an underlying fund’s investment in the same securities.
Underlying Fund Investment Risk. Before investing in the funds, investors should assess the risks associated with the underlying funds in which the funds may invest, which include any combination of the risks described below.
•   Investment Risk. The funds may experience losses with respect to their investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.
•   Fixed-Income Risk. Interest rates rise and fall over time, which will affect an underlying fund’s yield and share price. A change in a central bank’s monetary policy or economic conditions, among other things, may result in a change in interest rates. A rise in interest rates could cause an underlying fund’s share price to fall. The credit quality of a portfolio investment could also cause an underlying fund’s share price to fall. An underlying fund could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations. Fixed-income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt an underlying fund’s yield or share price. Below investment-grade bonds (junk bonds) involve greater credit risk, are more volatile, involve greater risk of price declines and may be more susceptible to economic downturns than investment-grade securities.
•   Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

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Schwab Target Index Funds
Financial Notes (continued)

3. Risk Factors (continued):
•   Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, an underlying fund’s performance could be impacted.
•   Money Market Fund Risk. The funds may invest in underlying money market funds that either seek to maintain a stable $1.00 net asset value (“stable share price money market funds”) or that have a share price that fluctuates (“variable share price money market funds”). Although an underlying stable share price money market fund seeks to maintain a stable $1.00 net asset value, it is possible to lose money by investing in such a money market fund. Because the share price of an underlying variable share price money market fund will fluctuate, when a fund sells the shares it owns they may be worth more or less than what the fund originally paid for them. In addition, neither type of money market fund is designed to offer capital appreciation. Certain underlying money market funds may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if such fund’s liquidity falls below required minimums.
•   Foreign Investment Risk. An underlying fund’s investments in securities of foreign issuers involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of an underlying fund’s investments, and could impair the underlying fund’s ability to meet its investment objective or invest in accordance with its investment strategy. There is a risk that investments in securities denominated in, and/or receiving revenues in, foreign currencies will decline in value relative to the U.S. dollar.
•   Emerging Markets Risk. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting, auditing, financial reporting and recordkeeping requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. As a result, there may be an increased risk of illiquidity and price volatility associated with an underlying fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar, and, at times, it may be difficult to value such investments.
•   Derivatives Risk. An underlying fund may use derivatives to enhance returns or hedge against market declines. Examples of derivatives are options, futures, options on futures and swaps. An option is the right, but not the obligation, to buy or sell an instrument at a specific price on or before a specific date. A future is an agreement to buy or sell a financial instrument at a specific price on a specific day. A swap is an agreement whereby two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities and a predetermined amount. A credit default swap is an agreement in which the seller agrees to make a payment to the buyer in the event of a specified credit event in exchange for a fixed payment or series of fixed payments.
An underlying fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as leverage risk, liquidity risk and market risk, are discussed elsewhere in this section. An underlying fund’s use of derivatives is also subject to lack of availability risk, valuation risk, correlation risk and tax risk. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause an underlying fund to realize higher amounts of short-term capital gains. An underlying fund’s use of derivatives could reduce the underlying fund’s performance, increase its volatility, and could cause the underlying fund to lose more than the initial amount invested. The use of derivatives that are subject to regulation by the Commodity Futures Trading Commission (CFTC) by an underlying fund could cause a fund to become a commodity pool, which would require the fund to comply with certain CFTC rules.
•   Leverage Risk. Certain underlying fund transactions, such as derivatives transactions, short sales, reverse repurchase agreements, and mortgage dollar rolls, may give rise to a form of leverage and may expose an underlying fund to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of an underlying fund’s portfolio securities, which means even a small amount of leverage can have a disproportionately large impact on the underlying fund.

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Schwab Target Index Funds
Financial Notes (continued)

3. Risk Factors (continued):
•   Concentration Risk. To the extent that an underlying fund’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the underlying fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.
•   Investment Style Risk. Certain underlying funds seek to track the performance of various segments of the stock market, as measured by their respective indices. Such underlying funds follow these stocks during upturns as well as downturns. Because of their indexing strategy, these underlying funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of an underlying fund’s expenses, the underlying fund’s performance is normally below that of the index. Errors relating to an index may occur from time to time and may not be identified by the underlying fund’s index provider for a period of time. In addition, market disruptions could cause delays in an underlying fund’s index’s rebalancing schedule. Such errors and/or market disruptions may result in losses for an underlying fund.
•   Liquidity Risk. An underlying fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the underlying fund may have to sell them at a loss.
•   Portfolio Turnover Risk. Certain of the underlying funds may buy and sell portfolio securities actively. If they do, their portfolio turnover rate and transaction costs will rise, which may lower the underlying fund’s performance and may increase the likelihood of capital gains distributions.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser pursuant to the Advisory Agreement between it and the trust.
For its advisory and administrative services to the funds, the investment adviser is entitled to receive an annual fee of 0.08%, payable monthly, based on a percentage of each fund’s average daily net assets.
Contractual Expense Limitations
The investment adviser and its affiliates have agreed with the funds, for so long as the investment adviser serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the Board, to maintain the “net operating expenses” of each of the funds (including acquired fund fees and expenses, but excluding taxes and certain non-routine expenses) at 0.08%.
In the above agreement, the investment adviser and its affiliates have contractually agreed to waive acquired fund fees and expenses of the underlying funds in which the funds invest.

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Schwab Target Index Funds
Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):
Investments in Affiliates
The funds may engage in certain transactions involving related parties. Pursuant to an exemptive order issued by the SEC, the funds may invest in other related funds. As of March 31, 2022, each Schwab Target Index Fund’s ownership percentages of other related funds’ shares are:
UNDERLYING FUNDS	SCHWAB TARGET 2010 INDEX FUND	SCHWAB TARGET 2015 INDEX FUND	SCHWAB TARGET 2020 INDEX FUND	SCHWAB TARGET 2025 INDEX FUND	SCHWAB TARGET 2030 INDEX FUND	SCHWAB TARGET 2035 INDEX FUND	SCHWAB TARGET 2040 INDEX FUND	SCHWAB TARGET 2045 INDEX FUND	SCHWAB TARGET 2050 INDEX FUND	SCHWAB TARGET 2055 INDEX FUND	SCHWAB TARGET 2060 INDEX FUND	SCHWAB TARGET 2065 INDEX FUND
Schwab Emerging Markets Equity ETF	—%	—%	—%	0.1%	0.2%	0.2%	0.3%	0.2%	0.3%	0.2%	0.3%	0.0%*
Schwab International Equity ETF	0.0%*	0.0%*	0.1%	0.3%	0.5%	0.3%	0.5%	0.3%	0.4%	0.2%	0.3%	0.0%*
Schwab Short-Term U.S. Treasury ETF	0.1%	0.1%	0.3%	0.3%	0.3%	0.1%	0.1%	0.0%*	—%	—%	—%	—%
Schwab U.S. Aggregate Bond ETF	0.3%	0.4%	1.4%	2.2%	2.8%	1.3%	1.2%	0.4%	0.4%	0.2%	0.1%	0.0%*
Schwab U.S. Large-Cap ETF	0.0%*	0.1%	0.2%	0.5%	0.9%	0.6%	0.8%	0.5%	0.6%	0.4%	0.5%	0.0%*
Schwab U.S. REIT ETF	0.0%*	0.0%*	0.1%	0.3%	0.5%	0.4%	0.5%	0.3%	0.4%	0.3%	0.3%	0.0%*
Schwab U.S. Small-Cap ETF	0.0%*	0.0%*	0.0%*	0.1%	0.2%	0.1%	0.2%	0.1%	0.2%	0.1%	0.1%	0.0%*
Schwab U.S. TIPS ETF	0.0%*	0.0%*	0.1%	0.1%	0.0%*	—%	—%	—%	—%	—%	—%	—%
Schwab Variable Share Price Money Fund, Ultra Shares	0.1%	0.1%	0.4%	0.4%	0.4%	0.2%	0.1%	0.0%*	0.0%*	0.0%*	—%	—%

*	Less than 0.05%
Interfund Transactions
The funds may engage in direct transactions with certain other funds in the Fund Complex (for definition refer to the Trustees and Officers section) in accordance with procedures adopted by the Board pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended March 31, 2022, each fund’s purchases and sales of securities with other funds in the Fund Complex as well as any realized gains (losses) were as follows:
	PURCHASE COST	SALE PROCEEDS	REALIZED GAINS (LOSSES)
Schwab Target 2010 Index Fund	$811,914	$1,071,464	($41,629)
Schwab Target 2015 Index Fund	1,294,329	797,185	(11,151)
Schwab Target 2020 Index Fund	4,853,584	2,055,423	(64,030)
Schwab Target 2025 Index Fund	5,602,345	708,373	(54,381)
Schwab Target 2030 Index Fund	9,401,591	—	—
Schwab Target 2035 Index Fund	6,021,567	1,270,066	(176,917)
Schwab Target 2040 Index Fund	8,523,666	—	—
Schwab Target 2045 Index Fund	3,421,702	—	—
Schwab Target 2050 Index Fund	3,005,323	432,010	(37,811)
Schwab Target 2055 Index Fund	1,990,733	519,441	(41,213)
Schwab Target 2060 Index Fund	2,386,428	1,514,476	(127,305)
Schwab Target 2065 Index Fund	238,186	410,417	(36,337)
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

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Schwab Target Index Funds
Financial Notes (continued)

5. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The funds do not pay any interested or non-interested trustees (independent trustees). The independent trustees are paid by the investment adviser. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:
During the period, the funds were participants with other funds in the Fund Complex in a joint, syndicated, committed $850 million line of credit (the Syndicated Credit Facility), which matured on September 30, 2021. On September 30, 2021, the Syndicated Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on September 29, 2022. Under the terms of the Syndicated Credit Facility, in addition to the investment adviser paying the interest charged on any borrowings by a fund, the investment adviser paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, which matured on September 30, 2021. On September 30, 2021, the Uncommitted Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on September 29, 2022. Under the terms of the Uncommitted Credit Facility, the investment adviser pays interest on the amount a fund borrows. There were no borrowings from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is paid by the investment adviser. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Purchases and Sales of Investment Securities:
For the period ended March 31, 2022, purchases and sales of securities (excluding short-term obligations) were as follows:
	PURCHASES OF SECURITIES	SALES OF SECURITIES
Schwab Target 2010 Index Fund	$15,453,938	$15,228,058
Schwab Target 2015 Index Fund	19,701,781	17,515,868
Schwab Target 2020 Index Fund	62,812,623	53,556,357
Schwab Target 2025 Index Fund	130,786,040	60,020,479
Schwab Target 2030 Index Fund	236,643,834	69,312,582
Schwab Target 2035 Index Fund	158,141,581	51,551,178
Schwab Target 2040 Index Fund	192,812,680	49,631,197
Schwab Target 2045 Index Fund	109,697,067	32,516,016
Schwab Target 2050 Index Fund	146,394,622	29,949,985
Schwab Target 2055 Index Fund	98,436,937	17,179,621
Schwab Target 2060 Index Fund	127,044,606	18,822,907
Schwab Target 2065 Index Fund	30,571,303	2,869,223

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Schwab Target Index Funds
Financial Notes (continued)

8. Federal Income Taxes:
As of March 31, 2022, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
Schwab Target 2010 Index Fund	$49,734,438	$7,025,338	($1,762,912)	$5,262,426
Schwab Target 2015 Index Fund	66,923,485	10,318,801	(1,793,889)	8,524,912
Schwab Target 2020 Index Fund	255,131,787	38,862,359	(8,110,283)	30,752,076
Schwab Target 2025 Index Fund	458,026,932	75,868,351	(16,051,217)	59,817,134
Schwab Target 2030 Index Fund	705,541,981	117,670,871	(19,163,281)	98,507,590
Schwab Target 2035 Index Fund	420,378,152	77,475,772	(9,605,405)	67,870,367
Schwab Target 2040 Index Fund	536,874,643	103,473,216	(8,328,396)	95,144,820
Schwab Target 2045 Index Fund	300,460,886	64,372,272	(3,895,607)	60,476,665
Schwab Target 2050 Index Fund	379,488,704	74,242,921	(3,433,482)	70,809,439
Schwab Target 2055 Index Fund	236,641,720	44,620,800	(2,101,531)	42,519,269
Schwab Target 2060 Index Fund	294,425,951	53,582,067	(2,742,522)	50,839,545
Schwab Target 2065 Index Fund	30,050,920	361,053	(914,365)	(553,312)
As of March 31, 2022, the components of distributable earnings on a tax basis were as follows:
	UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAINS	NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	CAPITAL LOSS CARRYFORWARDS AND OTHER LOSSES	TOTAL
Schwab Target 2010 Index Fund	$142,820	$102,167	$5,262,426	($4,100)	$5,503,313
Schwab Target 2015 Index Fund	191,648	126,009	8,524,912	(16,400)	8,826,169
Schwab Target 2020 Index Fund	721,623	729,579	30,752,076	(278,513)	31,924,765
Schwab Target 2025 Index Fund	1,221,914	—	59,817,134	(206,491)	60,832,557
Schwab Target 2030 Index Fund	1,746,868	—	98,507,590	(674,908)	99,579,550
Schwab Target 2035 Index Fund	987,578	—	67,870,367	(297,333)	68,560,612
Schwab Target 2040 Index Fund	1,193,173	—	95,144,820	(880,426)	95,457,567
Schwab Target 2045 Index Fund	651,408	—	60,476,665	(357,884)	60,770,189
Schwab Target 2050 Index Fund	772,593	—	70,809,439	(312,573)	71,269,459
Schwab Target 2055 Index Fund	463,565	—	42,519,269	(134,098)	42,848,736
Schwab Target 2060 Index Fund	556,742	—	50,839,545	(198,866)	51,197,421
Schwab Target 2065 Index Fund	47,897	—	(553,312)	(13,722)	(519,137)
The primary difference between book basis and tax basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales. The tax cost of the funds’ investments, disclosed above, have been adjusted from their book amounts to reflect these unrealized appreciation or depreciation differences, as applicable.

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Schwab Target Index Funds
Financial Notes (continued)

8. Federal Income Taxes (continued):
Capital loss carryforwards have no expiration and may be used to offset future realized capital gains for federal income tax purposes. As of March 31, 2022, the funds had capital loss carryforwards available as follows:

Schwab Target 2010 Index Fund	$—
Schwab Target 2015 Index Fund	—
Schwab Target 2020 Index Fund	—
Schwab Target 2025 Index Fund	—
Schwab Target 2030 Index Fund	—
Schwab Target 2035 Index Fund	—
Schwab Target 2040 Index Fund	—
Schwab Target 2045 Index Fund	—
Schwab Target 2050 Index Fund	—
Schwab Target 2055 Index Fund	—
Schwab Target 2060 Index Fund	—
Schwab Target 2065 Index Fund	13,722
For tax purposes, net realized capital losses and late-year ordinary losses incurred after October 31, may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended March 31, 2022, the funds had capital losses deferred as follows:
Schwab Target 2010 Index Fund	$4,100
Schwab Target 2015 Index Fund	16,400
Schwab Target 2020 Index Fund	278,513
Schwab Target 2025 Index Fund	206,491
Schwab Target 2030 Index Fund	674,908
Schwab Target 2035 Index Fund	297,333
Schwab Target 2040 Index Fund	880,426
Schwab Target 2045 Index Fund	357,884
Schwab Target 2050 Index Fund	312,573
Schwab Target 2055 Index Fund	134,098
Schwab Target 2060 Index Fund	198,866
Schwab Target 2065 Index Fund	—

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Schwab Target Index Funds
Financial Notes (continued)

8. Federal Income Taxes (continued):
The tax basis components of distributions paid during the current and prior fiscal years were as follows:
	CURRENT FISCAL YEAR END DISTRIBUTIONS		PRIOR FISCAL YEAR END DISTRIBUTIONS
	ORDINARY INCOME	LONG-TERM CAPITAL GAINS	ORDINARY INCOME	LONG-TERM CAPITAL GAINS
Schwab Target 2010 Index Fund	$1,158,303	$302,416	$885,461	$106,658
Schwab Target 2015 Index Fund	1,536,817	589,578	1,305,865	347,584
Schwab Target 2020 Index Fund	6,195,620	1,112,540	4,687,144	—
Schwab Target 2025 Index Fund	9,855,412	361,318	6,774,266	363,955
Schwab Target 2030 Index Fund	14,401,824	290,007	9,209,541	26,706
Schwab Target 2035 Index Fund	8,510,965	140,021	5,480,139	103,356
Schwab Target 2040 Index Fund	10,942,651	159,731	6,943,973	13,789
Schwab Target 2045 Index Fund	6,427,587	57,798	3,838,268	3,123
Schwab Target 2050 Index Fund	7,629,666	43,258	4,431,058	—
Schwab Target 2055 Index Fund	4,600,497	24,230	2,551,965	—
Schwab Target 2060 Index Fund	5,654,421	34,898	3,026,320	1,204
Schwab Target 2065 Index Fund	294,976	—	—	—
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations.
As of March 31, 2022, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal year ended March 31, 2022, the funds did not incur any interest or penalties.

9. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

Schwab Target Index Funds  |  Annual Report

Schwab Target Index Funds
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Schwab Capital Trust and Shareholders of Schwab Target 2010 Index Fund, Schwab Target 2015 Index Fund, Schwab Target 2020 Index Fund, Schwab Target 2025 Index Fund, Schwab Target 2030 Index Fund, Schwab Target 2035 Index Fund, Schwab Target 2040 Index Fund, Schwab Target 2045 Index Fund, Schwab Target 2050 Index Fund, Schwab Target 2055 Index Fund, Schwab Target 2060 Index Fund, and Schwab Target 2065 Index Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities, including the portfolio holdings, of Schwab Target 2010 Index Fund, Schwab Target 2015 Index Fund, Schwab Target 2020 Index Fund, Schwab Target 2025 Index Fund, Schwab Target 2030 Index Fund, Schwab Target 2035 Index Fund, Schwab Target 2040 Index Fund, Schwab Target 2045 Index Fund, Schwab Target 2050 Index Fund, Schwab Target 2055 Index Fund, Schwab Target 2060 Index Fund, and Schwab Target 2065 Index Fund (the “Funds”), twelve of the funds constituting Schwab Capital Trust, as of March 31, 2022, the related statements of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the two years in the period (excluding the Schwab Target 2065 Index Fund); the statement of changes in net assets and financial highlights for the period from February 26, 2021 (commencement of operations) through March 31, 2021, and April 1, 2021 through March 31, 2022, for the Schwab Target 2065 Index Fund; and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2022, and the results of their operations for the year then ended, and the changes in their net assets and the financial highlights for each of the two years in the period then ended (excluding the Schwab Target 2065 Index Fund) in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of Schwab Target 2065 Index Fund as of March 31, 2022, and the results of its operations, changes in net assets, and financial highlights for the period from February 26, 2021 (commencement of operations) through March 31, 2021, and April 1, 2021 through March 31, 2022, in conformity with accounting principles generally accepted in the United States of America. For each of the Funds (excluding Schwab Target 2065 Index Fund), the statements of changes in net assets for the year ended March 31, 2020 and the financial highlights for the years ended March 31, 2020, 2019, and 2018, were audited by other auditors, whose report, dated May 18, 2020, expressed an unqualified opinion on such statements of changes in net assets and financial highlights.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2022, by correspondence with the custodian, transfer agent, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Denver, Colorado
May 17, 2022
We have served as the auditor of one or more investment companies in Schwab Funds Complex since 2020.

Schwab Target Index Funds  |  Annual Report

Schwab Target Index Funds
Other Federal Tax Information (unaudited)

The funds may elect to pass on the benefits of the foreign tax credit to their shareholders for the fiscal year ended March 31, 2022. The foreign tax credit and the foreign source income amounts are as follows:
	FOREIGN TAX CREDIT	FOREIGN SOURCE INCOME
Schwab Target 2010 Index Fund	$9,854	$168,129
Schwab Target 2015 Index Fund	15,175	255,412
Schwab Target 2020 Index Fund	63,727	1,071,003
Schwab Target 2025 Index Fund	164,546	2,569,821
Schwab Target 2030 Index Fund	312,523	4,760,338
Schwab Target 2035 Index Fund	221,934	3,322,979
Schwab Target 2040 Index Fund	321,472	4,772,239
Schwab Target 2045 Index Fund	209,407	3,077,304
Schwab Target 2050 Index Fund	267,840	3,894,070
Schwab Target 2055 Index Fund	167,836	2,432,761
Schwab Target 2060 Index Fund	214,800	3,096,095
Schwab Target 2065 Index Fund	15,601	189,068
For corporate shareholders, the following percentage of the funds’ dividend distributions paid during the fiscal year ended March 31, 2022, qualify for the corporate dividends received deduction:

Schwab Target 2010 Index Fund	15.19%
Schwab Target 2015 Index Fund	15.83%
Schwab Target 2020 Index Fund	16.39%
Schwab Target 2025 Index Fund	21.06%
Schwab Target 2030 Index Fund	24.94%
Schwab Target 2035 Index Fund	27.91%
Schwab Target 2040 Index Fund	30.22%
Schwab Target 2045 Index Fund	31.80%
Schwab Target 2050 Index Fund	32.64%
Schwab Target 2055 Index Fund	33.29%
Schwab Target 2060 Index Fund	33.72%
Schwab Target 2065 Index Fund	31.66%
For the fiscal year ended March 31, 2022, the funds designate the following amounts of the dividend distributions as qualified dividends for the purpose of the maximum rate under section 1(h)(11) of the Internal Revenue Code. Shareholders will be notified in January 2023 via IRS Form 1099 of the amounts for use in preparing their 2022 income tax return.
Schwab Target 2010 Index Fund	$323,302
Schwab Target 2015 Index Fund	464,130
Schwab Target 2020 Index Fund	1,961,979
Schwab Target 2025 Index Fund	4,192,813
Schwab Target 2030 Index Fund	7,413,716
Schwab Target 2035 Index Fund	5,018,726
Schwab Target 2040 Index Fund	7,098,258
Schwab Target 2045 Index Fund	4,474,616
Schwab Target 2050 Index Fund	5,538,980
Schwab Target 2055 Index Fund	3,424,219
Schwab Target 2060 Index Fund	4,306,954
Schwab Target 2065 Index Fund	224,819

Schwab Target Index Funds  |  Annual Report

Schwab Target Index Funds
Other Federal Tax Information (unaudited) (continued)

Under section 852(b)(3)(C) of the Internal Revenue Code, the funds hereby designate the following amounts as long-term capital gain dividends for the fiscal year ended March 31, 2022:
Schwab Target 2010 Index Fund	$302,416
Schwab Target 2015 Index Fund	589,578
Schwab Target 2020 Index Fund	1,112,540
Schwab Target 2025 Index Fund	361,318
Schwab Target 2030 Index Fund	290,007
Schwab Target 2035 Index Fund	140,021
Schwab Target 2040 Index Fund	159,731
Schwab Target 2045 Index Fund	57,798
Schwab Target 2050 Index Fund	43,258
Schwab Target 2055 Index Fund	24,230
Schwab Target 2060 Index Fund	34,898
Schwab Target 2065 Index Fund	—
For the fiscal year ended March 31, 2022, the funds designate the following amounts as dividends eligible for the 20% qualified business income deduction under section 199A of the Internal Revenue Code. Shareholders will be notified in January 2023 via IRS Form 1099 of the amounts for use in preparing their 2022 income tax return.
Schwab Target 2010 Index Fund	$24,654
Schwab Target 2015 Index Fund	34,561
Schwab Target 2020 Index Fund	145,609
Schwab Target 2025 Index Fund	312,335
Schwab Target 2030 Index Fund	555,263
Schwab Target 2035 Index Fund	375,092
Schwab Target 2040 Index Fund	530,904
Schwab Target 2045 Index Fund	338,462
Schwab Target 2050 Index Fund	418,554
Schwab Target 2055 Index Fund	260,089
Schwab Target 2060 Index Fund	327,413
Schwab Target 2065 Index Fund	16,357
For the fiscal year ended March 31, 2022, the funds designate the following percentage of dividend income as business interest income under section 163(j) of the Internal Revenue Code:

Schwab Target 2010 Index Fund	56.37%
Schwab Target 2015 Index Fund	54.53%
Schwab Target 2020 Index Fund	50.45%
Schwab Target 2025 Index Fund	41.63%
Schwab Target 2030 Index Fund	30.89%
Schwab Target 2035 Index Fund	23.69%
Schwab Target 2040 Index Fund	17.67%
Schwab Target 2045 Index Fund	12.06%
Schwab Target 2050 Index Fund	8.65%
Schwab Target 2055 Index Fund	6.51%
Schwab Target 2060 Index Fund	4.36%
Schwab Target 2065 Index Fund	3.14%

Schwab Target Index Funds  |  Annual Report

Schwab Target Index Funds
Trustees and Officers

The tables below give information about the trustees and officers of Schwab Capital Trust, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 103 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor.	103	None
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired.	103	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	103	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – 2021), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	103	None
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired.	103	Director (2008 – present), KLA-Tencor Corporation

Schwab Target Index Funds  |  Annual Report

Schwab Target Index Funds
Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	103	None
J. Derek Penn 1957 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Head of Equity Sales and Trading (2006 – 2018), BNY Mellon (financial services).	103	None

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director and Chief Executive Officer (Oct. 2008 – present) and President (Feb. 2007 – Oct. 2021), The Charles Schwab Corporation; President and Chief Executive Officer (Oct. 2008 – Oct. 2021) and Director (May 2008 – Oct. 2021), Charles Schwab & Co., Inc.; Director (Apr. 2006 – present), Charles Schwab Bank, SSB; Director (Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director (July 2019 – present), Charles Schwab Trust Bank; Director (May 2008 – present) and President and Chief Executive Officer (Aug. 2017 – present), Schwab Holdings, Inc.; Director (Oct. 2020 – present), TD Ameritrade Holding Corporation; Director (July 2016 – Oct. 2021), Charles Schwab Investment Management, Inc.	103	Director (2008 – present), The Charles Schwab Corporation
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Chief Operating Officer (Feb. 2018 – present), The Charles Schwab Corporation; Senior Executive Vice President (July 2015 – present), Charles Schwab & Co., Inc.; Director (May 2007 – present), Charles Schwab & Co., Inc.; Director (Apr. 2010 – Apr. 2020), Charles Schwab Bank, SSB; Director (Nov. 2017 – Apr. 2020), Charles Schwab Premier Bank, SSB; Director (May 2007 – Apr. 2020), and Senior Executive Vice President (Feb. 2016 – present), Schwab Holdings, Inc.; Director (Oct. 2020 – present), TD Ameritrade Holding Corporation.	103	None

Schwab Target Index Funds  |  Annual Report

Schwab Target Index Funds
Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Jonathan de St. Paer
1973
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Director (Apr. 2019 – present), President (Oct. 2018 – present), Chief Operating Officer (Jan. 2020 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab Investment Management, Inc.; Senior Vice President (June 2020 – Mar. 2022) and Chief Operating Officer (Jan. 2020 – Mar. 2022), Charles Schwab Investment Advisory, Inc.; Chief Executive Officer (Apr. 2019 – present), President (Nov. 2018 – present) and Trustee (Apr. 2019 – Dec. 2020), Schwab Funds, Laudus Trust and Schwab ETFs; Director (Apr. 2019 – Apr. 2022), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), and Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), Charles Schwab & Co., Inc.
Mark Fischer
1970
Treasurer, Chief Financial Officer and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer (Jan. 2016 – present) and Chief Operating Officer (Dec. 2020 – present), Schwab Funds, Laudus Trust and Schwab ETFs; Chief Financial Officer (Mar. 2020 – present) and Vice President (Oct. 2013 – present), Charles Schwab Investment Management, Inc.; Director (July 2020 – Apr. 2022), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited.
Omar Aguilar
1970
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Chief Executive Officer (Jan. 2022 – present) and Chief Investment Officer (Apr. 2011 – present), Senior Vice President (Apr. 2011 – Dec. 2021), Charles Schwab Investment Management, Inc.; Vice President and Chief Investment Officer (June 2011 – present), Schwab Funds, Laudus Trust and Schwab ETFs.
Brett Wander
1961
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Vice President and Chief Investment Officer (June 2011 – present), Schwab Funds, Laudus Trust and Schwab ETFs.
William P. McMahon, Jr.
1972
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Senior Vice President and Chief Investment Officer (Jan. 2020 – present), Charles Schwab Investment Management, Inc.; Vice President and Chief Investment Officer (June 2021 – present), Schwab Funds, Laudus Trust and Schwab ETFs; Senior Vice President and Chief Investment Officer – ThomasPartners Strategies (Apr. 2018 – Dec. 2019), Charles Schwab Investment Advisory, Inc.; Senior Vice President and Chief Investment Officer (May 2001 – Apr. 2018), ThomasPartners, Inc.
Catherine MacGregor
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Trust
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Chief Legal Officer (Mar. 2022 – present) and Vice President (Sept. 2005 – present), Charles Schwab Investment Management, Inc.; Vice President (July 2005 – present), Charles Schwab & Co., Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Trust; Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President (Nov. 2005 – Oct. 2021) and Assistant Secretary (June 2007 – Oct. 2021), Schwab Funds; Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President and Assistant Secretary (Oct. 2009 – Oct. 2021), Schwab ETFs.
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger and Mr. Martinetto are Interested Trustees. Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc., the investment adviser for the trusts in the Fund Complex, and is an employee of Charles Schwab & Co., Inc. (Schwab), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust. Mr. Martinetto is an Interested Trustee because he owns stock of CSC and is an employee and director of Schwab.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

Schwab Target Index Funds  |  Annual Report

Schwab Target Index Funds
Glossary

asset allocation  The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.
asset class  A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
Bloomberg US Aggregate Bond Index  An index that is a broad-based benchmark measuring the performance of the U.S. investment grade, taxable bond market, including U.S. Treasuries, government-related and corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities that are publicly available for sale in the United States. To be eligible for inclusion in the index, securities must be fixed rate, non-convertible, U.S. dollar-denominated with at least $300 million or more of outstanding face value and have one or more years remaining to maturity. The index excludes certain types of securities, including tax-exempt state and local government series bonds, structured notes embedded with swaps or other special features, private placements, floating rate securities, inflation-linked bonds and Eurobonds. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg US Treasury 1–3 Year Index  An index which includes all publicly-issued U.S. Treasury securities that have a remaining maturity of greater than or equal to one year and less than three years, are rated investment grade, and have $300 million or more of outstanding face value. The securities in the index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. The index excludes state and local government series bonds and coupon issues that have been stripped from bonds. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg US Treasury Bills 1–3 Month Index  An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months but more than 1 month, are rated investment grade and have $300 million or more of outstanding face value. It excludes zero-coupon STRIPS.
Bloomberg US Treasury Inflation-Linked Bond Index (Series-L)  An index which includes all publicly-issued U.S. Treasury Inflation-Protected Securities (TIPS) that have at least one year remaining to maturity, are rated investment grade and have $500 million or more of outstanding face value. The TIPS in the index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. The index is market capitalization weighted and the TIPS in the index are updated on the last business day of each month. TIPS are publicly issued, dollar denominated U.S. Government securities issued by the U.S. Treasury that have principal and interest payments linked to an official inflation measure (as measured by the Consumer Price Index, or CPI) and their payments are supported by the full faith and credit of the United States.
bond  A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the coupon rate) until a specified date (the maturity date), at which time the issuer returns the money borrowed (principal or face value) to the bondholder. Because of their structure, bonds are sometimes called “fixed-income securities” or “debt securities.”
An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.
bond fund  A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.
cap, capitalization  See “market cap.”
capital gain, capital loss  the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the capital gain or loss is considered unrealized appreciation or depreciation.
Dow Jones Equity All REIT Capped Index  A float-adjusted market cap weighted index that is designed to measure all equity real estate investment trusts (REITs) in the Dow Jones U.S. Total Stock Market Index, as defined by the S&P Dow Jones Indices REIT/RESI Industry Classification Hierarchy, that meet the minimum float market capitalization (FMC) and liquidity thresholds. The aggregate weight of all companies weighing more than 4.5% cannot exceed 22.5%, and no single company’s weight can exceed 10%. The index is reviewed daily based on each company’s capped market capitalization weight. Daily capping is only performed when the sum of companies with weights great than 5% exceeds 25%.
Dow Jones U.S. Large-Cap Total Stock Market Index  An index that is a subset of the Dow Jones U.S. Total Stock Market Index, and is designed to measure the performance of large-cap U.S. equity securities. The index is a float-adjusted market capitalization weighted index.
Dow Jones U.S. Select REIT Index  An index that is a float-adjusted market-capitalization weighted index comprised of income-producing commercial and/or residential real estate investment trusts (REITs). The index excludes mortgage REITs, net-lease REITs, real estate finance companies, mortgage brokers and bankers, commercial and residential real estate brokers and estate agents, homebuilders, large landowners and sub-dividers of unimproved land, hybrid REITs, timber REITs and companies that have more than 25% of their assets in direct mortgage investments.
Dow Jones U.S. Small-Cap Total Stock Market Index  An index that is a subset of the Dow Jones U.S. Total Stock Market Index, and is designed to measure the performance of small-cap U.S. equity securities. The index is a float-adjusted market capitalization weighted index.
Dow Jones U.S. Total Stock Market Index  An index which includes all U.S. equity issues with readily available prices. The index is a float-adjusted market capitalization weighted index that reflects the shares of securities actually available to investors in the marketplace.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
FTSE Developed ex US Index (Net)   An index that is comprised of large- and mid-capitalization companies in developed countries outside the United States, as defined by the index provider. The index defines the large- and mid-capitalization universe as approximately the top 90% of the eligible universe. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.

Schwab Target Index Funds  |  Annual Report

Schwab Target Index Funds
FTSE Emerging Index (Net)   An index that is comprised of large- and mid-capitalization companies in emerging market countries, as defined by the index provider. The index defines the large- and mid-capitalization universe as approximately the top 90% of the eligible universe. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
market cap, market capitalization  The value of a company as determined by the total value of all shares of its stock outstanding.
MSCI EAFE Index (Net)  A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets in Europe, Australasia, and the Far East. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
MSCI Emerging Markets Index (Net)  A free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets. This series approximates the minimum possible dividend reinvestment. The returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
net asset value (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
Russell 1000 Index  An index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, and represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Russell 2000 Index  An index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
S&P 500 Index  An index that is designed to measure the performance of 500 leading publicly traded companies from a broad range of industries.
stock  A share of ownership, or equity, in the issuing company.
Target 2010 Passive Composite Index  A custom blended index developed by Schwab Asset Management based on the Target 2010 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective July 1, 2020 the Dow Jones U.S. Select REIT Index was replaced with the Dow Jones Equity All REIT Capped Index. Effective February 1, 2022, the composite is derived using the following portion allocations: 23.7% Dow Jones U.S. Large-Cap Total Stock Market Index, 1.5% Dow Jones U.S. Small-Cap Total Stock Market Index, 9.6% FTSE Developed ex US Index (Net), 2.6% Dow Jones Equity All REIT Capped Index, 8.6% Bloomberg US Treasury 1-3 Year Index, 43.2% Bloomberg US Aggregate Bond Index, 6.3% Bloomberg US Treasury Inflation-Linked Bond Index (Series-L), and 4.5% Bloomberg US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2022. Percentages listed may not total to 100% due to rounding.
Target 2015 Passive Composite Index A custom blended index developed by Schwab Asset Management based on the Target 2015 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective July 1, 2020 the Dow Jones U.S. Select REIT Index was replaced with the Dow Jones Equity All REIT Capped Index. Effective February 1, 2022, the composite is derived using the following portion allocations: 25.6% Dow Jones U.S. Large-Cap Total Stock Market Index, 1.7% Dow Jones U.S. Small-Cap Total Stock Market Index, 10.8% FTSE Developed ex US Index (Net), 2.9% Dow Jones Equity All REIT Capped Index, 8.0% Bloomberg US Treasury 1-3 Year Index, 41.1% Bloomberg US Aggregate Bond Index, 5.9% Bloomberg US Treasury Inflation-Linked Bond Index (Series-L), and 4.1% Bloomberg US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2022. Percentages listed may not total to 100% due to rounding.
Target 2020 Passive Composite Index A custom blended index developed by Schwab Asset Management based on the Target 2020 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective July 1, 2020 the Dow Jones U.S. Select REIT Index was replaced with the Dow Jones Equity All REIT Capped Index. Effective February 1, 2022, the composite is derived using the following portion allocations: 26.7% Dow Jones U.S. Large-Cap Total Stock Market Index, 1.8% Dow Jones U.S. Small-Cap Total Stock Market Index, 11.8% FTSE Developed ex US Index (Net), 3.0% Dow Jones Equity All REIT Capped Index, 7.5% Bloomberg US Treasury 1-3 Year Index, 39.7% Bloomberg US Aggregate Bond Index, 5.7% Bloomberg US Treasury Inflation-Linked Bond Index (Series-L), and 3.8% Bloomberg US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2022. Percentages listed may not total to 100% due to rounding.
Target 2025 Passive Composite Index A custom blended index developed by Schwab Asset Management based on the Target 2025 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective July 1, 2020 the Dow Jones U.S. Select REIT Index was replaced with the Dow Jones Equity All REIT Capped Index. Effective February 1, 2022, the composite is derived using the following portion allocations: 31.5% Dow Jones U.S. Large-Cap Total Stock Market Index, 2.3% Dow Jones U.S. Small-Cap Total Stock Market Index, 14.2% FTSE Developed ex US Index (Net), 1.6% FTSE Emerging Index (Net), 3.7% Dow Jones Equity All REIT Capped Index, 5.0% Bloomberg US Treasury 1-3 Year Index, 35.3% Bloomberg US Aggregate Bond Index, 3.2% Bloomberg US Treasury Inflation-Linked Bond Index (Series-L), and 3.1% Bloomberg US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2022. Percentages listed may not total to 100% due to rounding.
Target 2030 Passive Composite Index A custom blended index developed by Schwab Asset Management based on the Target 2030 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective July 1, 2020 the Dow Jones U.S. Select REIT Index was replaced with the Dow Jones Equity All REIT Capped Index. Effective February 1, 2022, the composite is derived using the following portion allocations: 37.7% Dow Jones U.S. Large-Cap Total Stock Market Index, 3.2% Dow Jones U.S. Small-Cap Total Stock Market Index, 17.5% FTSE Developed ex US Index (Net), 2.7% FTSE Emerging Index (Net), 4.6% Dow Jones Equity All REIT Capped Index, 2.6% Bloomberg US Treasury 1-3 Year Index, 28.4% Bloomberg US Aggregate Bond Index, 1.0% Bloomberg US

Schwab Target Index Funds  |  Annual Report

Schwab Target Index Funds
Treasury Inflation-Linked Bond Index (Series-L), and 2.3% Bloomberg US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2022. Percentages listed may not total to 100% due to rounding.
Target 2035 Passive Composite Index A custom blended index developed by Schwab Asset Management based on the Target 2035 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective July 1, 2020 the Dow Jones U.S. Select REIT Index was replaced with the Dow Jones Equity All REIT Capped Index. Effective February 1, 2022, the composite is derived using the following portion allocations: 41.8% Dow Jones U.S. Large-Cap Total Stock Market Index, 4.0% Dow Jones U.S. Small-Cap Total Stock Market Index, 20.0% FTSE Developed ex US Index (Net), 3.8% FTSE Emerging Index (Net), 5.2% Dow Jones Equity All REIT Capped Index, 1.5% Bloomberg US Treasury 1-3 Year Index, 22.0% Bloomberg US Aggregate Bond Index, and 1.8% Bloomberg US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2022. Percentages listed may not total to 100% due to rounding.
Target 2040 Passive Composite Index A custom blended index developed by Schwab Asset Management based on the Target 2040 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective July 1, 2020 the Dow Jones U.S. Select REIT Index was replaced with the Dow Jones Equity All REIT Capped Index. Effective February 1, 2022, the composite is derived using the following portion allocations: 45.0% Dow Jones U.S. Large-Cap Total Stock Market Index, 4.8% Dow Jones U.S. Small-Cap Total Stock Market Index, 22.0% FTSE Developed ex US Index (Net), 4.8% FTSE Emerging Index (Net), 5.8% Dow Jones Equity All REIT Capped Index, 0.9% Bloomberg US Treasury 1-3 Year Index, 15.5% Bloomberg US Aggregate Bond Index, and 1.3% Bloomberg US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2022. Percentages listed may not total to 100% due to rounding.
Target 2045 Passive Composite Index A custom blended index developed by Schwab Asset Management based on the Target 2045 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective July 1, 2020 the Dow Jones U.S. Select REIT Index was replaced with the Dow Jones Equity All REIT Capped Index. Effective February 1, 2022, the composite is derived using the following portion allocations: 47.2% Dow Jones U.S. Large-Cap Total Stock Market Index, 5.6% Dow Jones U.S. Small-Cap Total Stock Market Index, 23.7% FTSE Developed ex US Index (Net), 5.8% FTSE Emerging Index (Net), 6.2% Dow Jones Equity All REIT Capped Index, 0.5% Bloomberg US Treasury 1-3 Year Index, 10.2% Bloomberg US Aggregate Bond Index, and 0.9% Bloomberg US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2022. Percentages listed may not total to 100% due to rounding.
Target 2050 Passive Composite Index A custom blended index developed by Schwab Asset Management based on the Target 2050 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective July 1, 2020 the Dow Jones U.S. Select REIT Index was replaced with the Dow Jones Equity All REIT Capped Index. Effective February 1, 2022, the composite is derived using the following portion allocations: 48.3% Dow Jones U.S. Large-Cap Total Stock Market Index, 6.1% Dow Jones
U.S. Small-Cap Total Stock Market Index, 24.7% FTSE Developed ex US Index (Net), 6.5% FTSE Emerging Index (Net), 6.4% Dow Jones Equity All REIT Capped Index, 7.3% Bloomberg US Aggregate Bond Index, and 0.6% Bloomberg US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2022. Percentages listed may not total to 100% due to rounding.
Target 2055 Passive Composite Index A custom blended index developed by Schwab Asset Management based on the Target 2055 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective July 1, 2020 the Dow Jones U.S. Select REIT Index was replaced with the Dow Jones Equity All REIT Capped Index. Effective February 1, 2022, the composite is derived using the following portion allocations: 49.0% Dow Jones U.S. Large-Cap Total Stock Market Index, 6.4% Dow Jones U.S. Small-Cap Total Stock Market Index, 25.3% FTSE Developed ex US Index (Net), 6.9% FTSE Emerging Index (Net), 6.6% Dow Jones Equity All REIT Capped Index, 5.3% Bloomberg US Aggregate Bond Index, and 0.5% Bloomberg US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2022. Percentages listed may not total to 100% due to rounding.
Target 2060 Passive Composite Index A custom blended index developed by Schwab Asset Management based on the Target 2060 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective July 1, 2020 the Dow Jones U.S. Select REIT Index was replaced with the Dow Jones Equity All REIT Capped Index. Effective February 1, 2022, the composite is derived using the following portion allocations: 49.6% Dow Jones U.S. Large-Cap Total Stock Market Index, 6.7% Dow Jones U.S. Small-Cap Total Stock Market Index, 25.9% FTSE Developed ex US Index (Net), 7.4% FTSE Emerging Index (Net), 6.7% Dow Jones Equity All REIT Capped Index, 3.3% Bloomberg US Aggregate Bond Index, and 0.5% Bloomberg US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2022. Percentages listed may not total to 100% due to rounding.
Target 2065 Passive Composite Index A custom blended index developed by Schwab Asset Management based on the Target 2065 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2022, the composite is derived using the following portion allocations: 49.8% Dow Jones U.S. Large-Cap Total Stock Market Index, 6.8% Dow Jones U.S. Small-Cap Total Stock Market Index, 26.1% FTSE Developed ex US Index (Net), 7.5% FTSE Emerging Index (Net), 6.8% Dow Jones Equity All REIT Capped Index, 2.5% Bloomberg US Aggregate Bond Index, and 0.5% Bloomberg US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2022. Percentages listed may not total to 100% due to rounding.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
weighted average  For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.

Schwab Target Index Funds  |  Annual Report

Notes

Schwab Target Index Funds
Schwab Asset Management

With a straightforward lineup of core products and solutions for building the foundation of a portfolio, Schwab Asset Management advocates for investors of all sizes with a steadfast focus on lowering costs and reducing unnecessary complexity. The list below shows all currently available Schwab Funds®.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabassetmanagement.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

Schwab Funds
Equity Funds
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Health Care Fund
Schwab International Core Equity Fund
Schwab International Opportunities Fund
Schwab Select Large Cap Growth Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab U.S. Large-Cap Growth Index Fund
Schwab U.S. Large-Cap Value Index Fund
Schwab U.S. Mid-Cap Index Fund
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund
Schwab MarketTrack Portfolios®
Schwab Target Funds
Schwab Target Index Funds
Schwab Monthly Income Funds
Bond Funds
Schwab Treasury Inflation Protected Securities Index Fund
Schwab U.S. Aggregate Bond Index Fund
Schwab Short-Term Bond Index Fund
Schwab Tax-Free Bond Fund1
Schwab California Tax-Free Bond Fund1
Schwab Opportunistic Municipal Bond Fund
Schwab Money Funds2
Schwab provides a broad choice of taxable and tax-exempt money market funds for both retail and institutional client types.

Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds
1-877-824-5615
© 2022 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.

¹	State, local, and the Federal Alternative Minimum Tax may apply. Capital gains are not exempt from Federal Taxation.
²	You could lose money by investing in the Schwab Money Funds. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. Because the share price of Schwab Variable Share Price Money Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Schwab Money Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Schwab Money Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

MFR96669-05
00273541

Item 2: Code of Ethics.

(a)

Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, and any other persons who perform a similar function, regardless of whether these individuals are employed by Registrant or a third party.

(c)	During the period covered by the report, no amendments were made to the provisions of this code of ethics.

(d)	During the period covered by the report, Registrant did not grant any waivers, including implicit waivers, from the provisions of this code of ethics.

(f)(1)	Registrant has filed this code of ethics as an exhibit pursuant to Item 13(a)(1) of Form N-CSR.

Item 3: Audit Committee Financial Expert.

Registrant’s Board of Trustees has determined that Kiran M. Patel, Kimberly S. Patmore and J. Derek Penn, each currently serving on its audit, compliance and valuation committee, are each an “audit committee financial expert,” as such term is defined in Item 3 of Form N-CSR. Each member of Registrant’s audit, compliance and valuation committee is “independent” under the standards set forth in Item 3 of Form N-CSR.

The designation of each of Mr. Patel, Ms. Patmore and Mr. Penn as an “audit committee financial expert” pursuant to Item 3 of Form N-CSR does not (i) impose upon such individual any duties, obligations, or liability that are greater than the duties, obligations and liability imposed upon such individual as a member of Registrant’s audit, compliance and valuation committee or Board of Trustees in the absence of such designation; and (ii) affect the duties, obligations or liability of any other member of Registrant’s audit, compliance and valuation committee or Board of Trustees.

Item 4: Principal Accountant Fees and Services.

Registrant is composed of fifty-two operational series. Twelve series have a fiscal year-end of March 31, whose annual financial statements are reported in Item 1, three series have a fiscal year-end of December 31, thirty-six series have a fiscal year-end of October 31, and one series has a fiscal year-end of the last day of February. Principal accountant fees disclosed in Items 4(a)-(d) and 4(g) include fees billed for services rendered to the fifty-three operational series during 2021/2022 and the fifty-three operational series during 2020/2021, based on their respective 2021/2022 and 2020/2021 fiscal years, as applicable.

The following table presents fees billed by the principal accountant in each of the last two fiscal years for the services rendered to the Funds:

(a) Audit Fees[1]		(b) Audit-Related Fees[2]		(c) Tax Fees[3]		(d) All Other Fees
Fiscal Year 2021/2022	Fiscal Year 2020/ 2021	Fiscal Year 2021/2022	Fiscal Year 2020/2021	Fiscal Year 2021/2022	Fiscal Year 2020/2021	Fiscal Year 2021/2022	Fiscal Year 2020/2021
$1,187,075	$1,211,700	$96,000	$93,000	$161,200	$161,200	$0	$0

[1]

The nature of the services includes audit of the registrant’s annual financial statements and normally provided services in connection with regulatory filings for those fiscal years.[2] The nature of the services includes assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.

[3]	The nature of the services includes tax compliance, tax advice and tax planning.

(e) (1) Registrant’s audit, compliance and valuation committee does not have pre-approval policies and procedures as described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) There were no services described in each of paragraphs (b) through (d) above (including services required to be approved by Registrant’s audit, compliance and valuation committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by Registrant’s audit, compliance and valuation committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Below are the aggregate non-audit fees billed in each of the last two fiscal years by Registrant’s principal accountant for services rendered to Registrant, to Registrant’s investment adviser, and to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant.

2021/2022: $2,320,631	2020/2021: $	4,663,610

(h) During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved. Included in the audit, compliance and valuation committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Schedule of Investments.

The schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a)

Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Jonathan de St. Paer and Registrant’s Chief Financial Officer, Mark Fischer, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)

During the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)	(1)	Registrant’s code of ethics (that is the subject of the disclosure required by Item 2(a)) is attached.

	(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

	(3)	Not applicable.

(b)

A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Capital Trust – Schwab Target Index Funds

By:	/s/ Jonathan de St. Paer
Jonathan de St. Paer Chief Executive Officer

Date:	May 17, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan de St. Paer
Jonathan de St. Paer Chief Executive Officer

Date:	May 17, 2022

By:	/s/ Mark Fischer
Mark Fischer Chief Financial Officer

Date:	May 17, 2022